UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Item 1. Reports to Stockholders

VALIC Company II, Semi-Annual Report at February 28, 2010.

VALIC Company II

Semi-Annual Report, February 28, 2010

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ending February 28, 2010. We encourage you to carefully read this report and hope you find it informative and helpful.

The six-months of the reporting period have generally continued to bring positive news to investors. During this period, almost all asset classes have maintained their rebounds off of March 2009 lows, as unprecedented and massive government stimulus programs and central bank interventions, both in the U.S. and abroad, continue to help restore confidence in the stability of the global financial system, according to many economists and market observers.

The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was 9.3% for the six-month period. The bond market also generally experienced positive growth. The Barclays Capital U.S. Aggregate Bond Index**, a broad measure of the bond market, returned 3.2% for the period. In addition, international markets continue to enjoy a robust recovery as well. The MSCI EAFE Index***, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, also posted a 0.7% return for the period.

These broad-based and strong market returns, however, tend to obscure the challenging economic landscape that still confronts both policymakers and investors. Unemployment remains high, as does debt at all levels (sovereign, corporate and individual). Consumer confidence and spending continue to waiver. The federal budget deficit continues to grow to unprecedented levels. And concerns linger about the health and stability of the housing and commercial real estate markets. How these and other fundamental challenges play out over the next several months will likely determine the breadth and depth of any sustainable economic recovery.

During these uncertain times, we continue to believe that fundamental, tried and true investment strategies will generally work out best in the long term. Avoid letting your emotions drive investment decisions. For example, forget about short-term fluctuations or trying to time the market, that is, selling low when fear sets in or buying high when enthusiasm soars. Market timing is a risky business. Instead, focus on the benefits of sticking with sound long-term investment choices based on your personal risk tolerance and time horizon. We encourage you to meet with your financial advisor to determine whether your current investment allocations are in fact consistent with your risk tolerance and long-term goals.

Thank you for your investment with VALIC Company II. As always, we appreciate your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International, Europe, Australasia, and the Far East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.
Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2010 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2009 and held until February 28, 2010. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2010” column and the “Expense Ratio as of February 28, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2010” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2010” column and the “Expense Ratio as of February 28, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2010” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2010 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at September 1, 2009	Ending Account Value Using Actual Return at February 28, 2010	Expenses Paid During the Six Months Ended February 28, 2010*	Beginning Account Value at September 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2010	Expenses Paid During the Six Months Ended February 28, 2010*	Expense Ratio as of February 28, 2010*
Aggressive Growth Lifestyle	$1,000.00	$1,079.62	$0.52	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation	$1,000.00	$1,143.82	$4.52	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle	$1,000.00	$1,073.62	$0.51	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond	$1,000.00	$1,057.63	$3.93	$1,000.00	$1,020.98	$3.86	0.77%
High Yield Bond	$1,000.00	$1,118.21	$5.15	$1,000.00	$1,019.93	$4.91	0.98%
International Small Cap Equity	$1,000.00	$1,033.03	$5.04	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value@	$1,000.00	$1,059.35	$4.14	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth@	$1,000.00	$1,148.53	$4.53	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value@	$1,000.00	$1,113.12	$5.50	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle	$1,000.00	$1,077.56	$0.52	$1,000.00	$1,024.30	$0.50	0.10%
Money Market II	$1,000.00	$1,000.05	$2.18	$1,000.00	$1,022.61	$2.21	0.44%
Small Cap Growth@	$1,000.00	$1,105.26	$6.06	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value@	$1,000.00	$1,100.75	$4.95	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible	$1,000.00	$1,105.49	$2.92	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$1,071.63	$4.57	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2010” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund#	Beginning Account Value at September 1, 2009	Ending Account Value Using Actual Return at February 28, 2010	Expenses Paid During the Six Months Ended February 28, 2010*	Beginning Account Value at September 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2010	Expenses Paid During the Six Months Ended February 28, 2010*	Expense Ratio as of February 28, 2010*
Large Cap Value	$1,000.00	$1,059.35	$4.14	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth	$1,000.00	$1,148.53	$4.42	$1,000.00	$1,020.68	$4.16	0.83%
Mid Cap Value	$1,000.00	$1,113.12	$5.45	$1,000.00	$1,019.64	$5.21	1.04%
Small Cap Growth	$1,000.00	$1,105.26	$6.00	$1,000.00	$1,019.09	$5.76	1.15%
Small Cap Value	$1,000.00	$1,100.75	$4.95	$1,000.00	$1,020.08	$4.76	0.95%

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.2%
Fixed Income Investment Companies	21.5
International Equity Investment Companies	16.0
Real Estate Investment Companies	8.3

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 54.2%
VALIC Co. I Blue Chip Growth Fund	718,755	$6,289,105
VALIC Co. I Small Cap Special Values Fund	1,160,824	8,857,090
VALIC Co. I Stock Index Fund	654,425	14,488,966
VALIC Co. I Value Fund	756,704	6,326,046
VALIC Co. II Capital Appreciation Fund	690,980	5,873,330
VALIC Co. II Mid Cap Value Fund	554,904	7,768,661
VALIC Co. II Small Cap Growth Fund†	224,721	2,312,377
VALIC Co. II Small Cap Value Fund	712,862	7,677,527

Total Domestic Equity Investment Companies
(cost $49,752,006)		59,593,102

Fixed Income Investment Companies — 21.5%
VALIC Co. II Core Bond Fund	308,935	3,089,350
VALIC Co. II High Yield Bond Fund	706,528	4,917,438
VALIC Co. II Strategic Bond Fund	1,484,060	15,597,464

Total Fixed Income Investment Companies
(cost $21,897,466)		23,604,252

International Equity Investment Companies — 16.0%
VALIC Co. I Foreign Value Fund	1,239,780	10,215,782
VALIC Co. I International Equities Fund	1,268,707	7,345,816

Total International Equity Investment Companies
(cost $16,335,903)		17,561,598

Real Estate Investment Companies — 8.3%
VALIC Co. I Global Real Estate Fund
(cost $7,333,030)	1,241,881	9,102,987

TOTAL INVESTMENTS
(cost $95,318,405)(2)	100.0%	109,861,939
Liabilities in excess of other assets	0.0	(13,023)

NET ASSETS —	100.0%	$109,848,916

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$59,593,102	$—	$—	$59,593,102
Fixed Income Investment Companies	23,604,252	—	—	23,604,252
International Equity Investment Companies	17,561,598	—	—	17,561,598
Real Estate Investment Companies	9,102,987	—	—	9,102,987

Total	$109,861,939	$—	$—	$109,861,939

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Computers	7.7%
Medical — Biomedical/Gene	6.0
Applications Software	4.9
Medical — Drugs	4.4
Electronic Components — Semiconductors	4.1
Savings & Loans/Thrifts	4.0
Medical Products	3.8
Retail — Restaurants	3.5
Enterprise Software/Service	3.1
E-Commerce/Services	3.0
Aerospace/Defense	2.6
Cosmetics & Toiletries	2.6
Chemicals — Specialty	2.5
Schools	2.4
Retail — Discount	2.2
Auto/Truck Parts & Equipment — Original	2.2
Medical — Generic Drugs	2.1
Oil Field Machinery & Equipment	2.1
Pharmacy Services	2.1
Athletic Footwear	2.0
Retail — Major Department Stores	2.0
Web Portals/ISP	1.9
Distribution/Wholesale	1.8
E-Commerce/Products	1.8
Commercial Services — Finance	1.8
Oil Companies — Exploration & Production	1.8
Telecommunication Equipment	1.6
Beverages — Non-alcoholic	1.6
Cable/Satellite TV	1.6
Web Hosting/Design	1.5
Retail — Apparel/Shoe	1.3
Retail — Auto Parts	1.3
Insurance — Life/Health	1.3
Oil & Gas Drilling	1.3
Retail — Drug Store	1.2
Banks — Super Regional	1.1
Medical Instruments	1.1
Apparel Manufacturers	1.0
Food — Misc.	1.0
Time Deposits	1.0
Transport — Services	1.0
Energy — Alternate Sources	0.9
Banks — Fiduciary	0.8

99.0%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.0%
Aerospace/Defense — 2.6%
Lockheed Martin Corp.	14,400	$1,119,744

Apparel Manufacturers — 1.0%
Coach, Inc.	12,300	448,212

Applications Software — 4.9%
Microsoft Corp.	31,300	897,058
Salesforce.com, Inc.†	18,200	1,236,690

		2,133,748

Athletic Footwear — 2.0%
NIKE, Inc., Class B	12,900	872,040

Auto/Truck Parts & Equipment - Original — 2.2%
TRW Automotive Holdings Corp.†	35,200	945,824

Banks - Fiduciary — 0.8%
State Street Corp.	8,200	368,262

Banks - Super Regional — 1.1%
Wells Fargo & Co.	17,800	486,652

Beverages - Non-alcoholic — 1.6%
The Coca - Cola Co.	13,100	690,632

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	42,000	690,480

Chemicals - Specialty — 2.5%
Ecolab, Inc.	14,900	627,886
Lubrizol Corp.	6,000	474,060

		1,101,946

Commercial Services - Finance — 1.8%
Mastercard, Inc., Class A	3,500	785,295

Computers — 7.7%
Apple, Inc.†	6,300	1,289,106
Hewlett - Packard Co.	15,000	761,850
International Business Machines Corp.	10,200	1,297,032

		3,347,988

Cosmetics & Toiletries — 2.6%
The Estee Lauder Cos., Inc., Class A	18,600	1,118,418

Distribution/Wholesale — 1.8%
WW Grainger, Inc.	7,900	803,035

E - Commerce/Products — 1.8%
Amazon.com, Inc.†	6,700	793,280

E - Commerce/Services — 3.0%
Expedia, Inc.†	18,100	402,544
priceline.com, Inc.†	4,000	907,040

		1,309,584

Electronic Components - Semiconductors — 4.1%
Intel Corp.	42,200	866,366
Micron Technology, Inc.†	100,800	913,248

		1,779,614

Energy - Alternate Sources — 0.9%
First Solar, Inc.†	3,800	402,420

Enterprise Software/Service — 3.1%
CA, Inc.	40,000	900,000
Oracle Corp.	18,900	465,885

		1,365,885

Food - Misc. — 1.0%
General Mills, Inc.	6,100	439,261

Security Description	Shares	Market Value (Note 2)

Insurance - Life/Health — 1.3%
Aflac, Inc.	11,200	$553,840

Medical Instruments — 1.1%
Intuitive Surgical, Inc.†	1,400	485,996

Medical Products — 3.8%
Johnson & Johnson	14,600	919,800
Varian Medical Systems, Inc.†	15,200	744,344

		1,664,144

Medical - Biomedical/Gene — 6.0%
Biogen Idec, Inc.†	16,900	929,669
Gilead Sciences, Inc.†	26,700	1,271,187
Life Technologies Corp.†	7,900	401,004

		2,601,860

Medical - Drugs — 4.4%
Bristol - Myers Squibb Co.	16,275	398,900
Forest Laboratories, Inc.†	23,700	708,156
Merck & Co., Inc.	21,800	803,984

		1,911,040
Medical - Generic Drugs — 2.1%
Mylan, Inc.†	42,600	909,084

Oil & Gas Drilling — 1.3%
Diamond Offshore Drilling, Inc.	6,300	550,116

Oil Companies - Exploration & Production — 1.8%
Southwestern Energy Co.†	18,000	765,900

Oil Field Machinery & Equipment — 2.1%
Cameron International Corp.†	22,000	904,860

Pharmacy Services — 2.1%
Express Scripts, Inc.†	9,400	902,494

Retail - Apparel/Shoe — 1.3%
Ross Stores, Inc.	11,900	582,029

Retail - Auto Parts — 1.3%
O’Reilly Automotive, Inc.†	14,800	581,640

Retail - Discount — 2.2%
Dollar Tree, Inc.†	3,700	206,238
Family Dollar Stores, Inc.	23,200	765,368

		971,606

Retail - Drug Store — 1.2%
Walgreen Co.	14,300	503,932

Retail - Major Department Stores — 2.0%
TJX Cos., Inc.	20,500	853,415

Retail - Restaurants — 3.5%
McDonald’s Corp.	17,200	1,098,220
Starbucks Corp.†	18,100	414,671

		1,512,891

Savings & Loans/Thrifts — 4.0%
Hudson City Bancorp, Inc.	68,500	926,120
New York Community Bancorp, Inc.	51,800	802,382

		1,728,502

Schools — 2.4%
Apollo Group, Inc., Class A†	7,600	455,088
ITT Educational Services, Inc.†	5,400	588,816

		1,043,904

Telecommunication Equipment — 1.6%
Harris Corp.	15,600	705,432

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.	7,800	$415,974

Web Hosting/Design — 1.5%
Equinix, Inc.†	6,900	651,843

Web Portals/ISP — 1.9%
Google, Inc., Class A†	1,600	842,880

Total Long-Term Investment Securities
(cost $39,086,180)		42,645,702

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $418,000)	$418,000	418,000

TOTAL INVESTMENTS
(cost $39,504,180)(1)	99.0%	43,063,702
Other assets less liabilities	1.0	435,680

NET ASSETS —	100.0%	$43,499,382

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$3,347,988	$—	$—	$3,347,988
Medical — Biomedical/Gene	2,601,860	—	—	2,601,860
Other Industries*	36,695,854	—	—	36,695,854
Short-Term Investment Securities:
Time Deposits	—	418,000	—	418,000

Total	$42,645,702	$418,000	$—	$43,063,702

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	61.8%
Domestic Equity Investment Companies	26.9
International Equity Investment Companies	9.1
Real Estate Investment Companies	2.2

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 26.9%
VALIC Co. I Blue Chip Growth Fund	71,591	$626,424
VALIC Co. I Small Cap Special Values Fund	472,312	3,603,738
VALIC Co. I Stock Index Fund	196,561	4,351,872
VALIC Co. I Value Fund	224,677	1,878,303
VALIC Co. II Capital Appreciation Fund	228,418	1,941,552
VALIC Co. II Mid Cap Value Fund	270,570	3,787,974
VALIC Co. II Small Cap Value Fund	245,049	2,639,182

Total Domestic Equity Investment Companies
(cost $15,082,982)		18,829,045

Fixed Income Investment Companies — 61.8%
VALIC Co. I Government Securities Fund	294,254	3,074,960
VALIC Co. II Core Bond Fund	1,757,533	17,575,329
VALIC Co. II High Yield Bond Fund	1,518,552	10,569,125
VALIC Co. II Strategic Bond Fund	1,155,495	12,144,251

Total Fixed Income Investment Companies
(cost $40,754,669)		43,363,665

International Equity Investment Companies — 9.1%
VALIC Co. I Foreign Value Fund	342,218	2,819,873
VALIC Co. I International Equities Fund	617,029	3,572,596

Total International Equity Investment Companies
(cost $6,594,722)		6,392,469

Real Estate Investment Companies — 2.2%
VALIC Co. I Global Real Estate Fund
(cost $211,982)	211,982	1,553,826

TOTAL INVESTMENTS
(cost $62,644,355)(2)	100.0%	70,139,005
Liabilities in excess of other assets	0.0	(19,136)

NET ASSETS —	100.0%	$70,119,869

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$18,829,045	$—	$—	$18,829,045
Fixed Income Investment Companies	43,363,665	—	—	43,363,665
International Equity Investment Companies	6,392,469	—	—	6,392,469
Real Estate Investment Companies	1,553,826	—	—	1,553,826

Total	$70,139,005	$—	$—	$70,139,005

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	20.2%
United States Treasury Notes	13.3
Federal National Mtg. Assoc.	10.8
Diversified Financial Services	5.9
Government National Mtg. Assoc.	4.5
Sovereign	3.6
Diversified Banking Institutions	3.5
United States Treasury Bonds	3.0
Electric — Integrated	2.3
Banks — Commercial	2.3
Telephone — Integrated	2.1
Banks — Super Regional	2.1
Oil Companies — Exploration & Production	1.8
Cable/Satellite TV	1.6
Pipelines	1.3
Special Purpose Entities	1.2
Finance — Investment Banker/Broker	1.2
Insurance — Multi-line	1.0
Electric — Generation	0.7
Insurance — Life/Health	0.7
Non-Hazardous Waste Disposal	0.6
Medical Instruments	0.6
Telecom Services	0.5
Wireless Equipment	0.5
Diversified Minerals	0.5
Banks — Money Center	0.4
Cellular Telecom	0.4
Medical — Biomedical/Gene	0.4
Food — Misc.	0.4
Medical — Hospitals	0.4
Aerospace/Defense	0.4
Transport — Air Freight	0.4
Metal — Diversified	0.4
Chemicals — Diversified	0.3
Satellite Telecom	0.3
Containers — Metal/Glass	0.3
Insurance — Mutual	0.3
Oil Companies — Integrated	0.3
Electronic Components — Semiconductors	0.3
Gas — Transportation	0.3
Steel — Producers	0.3
Finance — Mortgage Loan/Banker	0.2
Television	0.2
Transport — Equipment & Leasing	0.2
Casino Hotels	0.2
Repurchase Agreements	0.2
Computer Services	0.2
Aerospace/Defense — Equipment	0.2
Finance — Commercial	0.2
Food — Retail	0.2
Medical Products	0.2
Office Automation & Equipment	0.2
Medical — Generic Drugs	0.2
Airlines	0.2
Diversified Manufacturing Operations	0.2
Multimedia	0.2
Independent Power Producers	0.2
Transport — Services	0.2
Gas — Distribution	0.2
Funeral Services & Related Items	0.2
Banks — Fiduciary	0.2
Paper & Related Products	0.2
Food — Meat Products	0.2
Medical — Drugs	0.1
Real Estate Management/Services	0.1
Electronic Measurement Instruments	0.1
Coal	0.1
Consumer Products — Misc.	0.1
Medical — HMO	0.1

Insurance — Reinsurance	0.1
Broadcast Services/Program	0.1
Finance — Other Services	0.1
Oil Refining & Marketing	0.1
SupraNational	0.1
Retail — Restaurants	0.1
Metal — Copper	0.1
Retail — Drug Store	0.1
Savings & Loans/Thrifts	0.1
Auto — Heavy Duty Trucks	0.1
Finance — Consumer Loans	0.1
Retail — Regional Department Stores	0.1
Physicians Practice Management	0.1
Hotels/Motels	0.1
Finance — Auto Loans	0.1
Publishing — Periodicals	0.1
Retail — Toy Stores	0.1
Rubber — Tires	0.1
Rental Auto/Equipment	0.1
Decision Support Software	0.1
Photo Equipment & Supplies	0.1
Building — Residential/Commercial	0.1
Retail — Petroleum Products	0.1
Distribution/Wholesale	0.1
Cosmetics & Toiletries	0.1
Firearms & Ammunition	0.1
Chemicals — Specialty	0.1
Real Estate Investment Trusts	0.1
Agricultural Chemicals	0.1
Home Furnishings	0.1
Gambling (Non-Hotel)	0.1

99.5%

Credit Quality†#

Government — Agency	35.8%
Government — Treasury	16.5
AAA	0.8
AA	2.2
A	10.5
BBB	17.5
BB	8.3
B	5.3
CCC	1.0
C	0.1
Not Rated@	2.0

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$660,000	$550,649
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR8, Class A2 4.48% due 06/11/41(1)	800,000	801,434
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	390,000	399,821
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(1)	1,150,000	930,253
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	153,165	151,241
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.45% due 02/05/19*(1)(3)	1,035,000	924,969
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,330,000	969,027
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/40(1)	700,000	652,371
Morgan Stanley ABS Capital I Series 2007-HE2, Class A2A 0.27% due 01/25/37(3)	1,755,230	1,708,866
Morgan Stanley Capital I Series 2007-IQ15, Class A 5.88% due 06/11/49(1)(4)	1,500,000	1,395,926
Residential Asset Securities Corp. Series 2003-KS10, Class AI6 4.54% due 12/25/33(4)	156,198	154,302
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.07% due 09/25/36(4)(5)	485,729	422,439

Total Asset Backed Securities
(cost $9,483,687)		9,061,298

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(16)(17) (cost $28,000)	28,000	17,640

U.S. CORPORATE BONDS & NOTES — 31.2%
Aerospace/Defense — 0.4%
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	395,000	390,407
Meccanica Holdings USA Company Guar. Notes 6.25% due 01/15/40*	220,000	217,631
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	137,000	135,630

		743,668

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp. Senior Notes 5.70% due 04/15/40	418,000	425,214

Security Description	Principal Amount	Market Value (Note 2)

Agricultural Chemicals — 0.1%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	$33,000	$32,821
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	62,000	69,130

		101,951

Airlines — 0.2%
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	88,000	89,320
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	160,000	162,800
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	70,000	73,150

		325,270

Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	47,000	47,470

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	170,000	172,550

Auto/Truck Parts & Equipment - Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	84,000	76,440

Auto/Truck Parts & Equipment - Replacement — 0.0%
Allison Transmission Senior Notes 11.00% due 11/01/15*	89,000	92,338

Banks - Commercial — 0.5%
BB&T Corp. Sub. Notes 0.55% due 05/23/17(3)	217,000	197,481
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	85,053
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	569,000	583,521

		866,055

Banks - Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/15/37(3)	420,000	291,690

Banks - Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.81% due 03/01/27(3)	92,000	68,135

Banks - Super Regional — 2.0%
BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(3)(10)	822,000	490,399

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(3)	$205,000	$126,192
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	474,000	466,334
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	766,000	818,918
National City Corp. Senior Notes 4.90% due 01/15/15	99,000	103,959
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.52% due 03/15/12*(3)(10)	250,000	187,929
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	192,945
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(3)(10)	523,000	431,475
USB Capital XIII Trust Company Guar. Bonds 6.63% due 12/15/39	207,000	205,775
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	155,000	160,442
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/15/18(3)(10)	235,000	236,175
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	311,000	325,739

		3,746,282

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(11)(13)	191,905	149,686
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	64,000	50,240

		199,926

Building - Residential/Commercial — 0.1%
KB Home Company Guar. Notes 6.25% due 06/15/15	120,000	113,250

Cable/Satellite TV — 1.6%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	269,160	317,945
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	99,000	100,485
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	383,000	388,745
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	148,000	157,208

Security Description	Principal Amount	Market Value (Note 2)

Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	$550,000	$599,582
Comcast Corp. Company Guar. Notes 6.40% due 03/01/40	440,000	447,689
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	125,000	134,256
COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	174,716
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	105,000	113,400
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	54,000	56,025
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	64,000	64,160
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	526,000	565,593

		3,119,804

Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	164,000	170,150
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	187,000	201,492
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	84,000	84,000

		455,642

Cellular Telecom — 0.4%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	635,215
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	129,000	130,612
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	91,000	83,948

		849,775

Chemicals - Diversified — 0.3%
Olin Corp. Senior Notes 8.88% due 08/15/19	134,000	142,710
Rohm & Haas Co. Notes 6.00% due 09/15/17	304,000	322,451
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	240,000	202,404

		667,565

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Plastics — 0.0%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	$65,000	$61,100

Chemicals - Specialty — 0.1%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	112,000	105,560

Coal — 0.1%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	105,000	108,675
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	105,000	105,000

		213,675

Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	65,000	62,238

Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	212,695
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	85,280
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	129,000	132,064

		430,039

Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	65,000	65,163

Consumer Products - Misc. — 0.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	210,000	206,850

Containers - Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	232,000	234,900
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	176,000	182,600
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	104,000	107,900
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	89,000	90,335

		615,735

Containers - Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	93,450

Security Description	Principal Amount	Market Value (Note 2)

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	$105,000	$107,888

Decision Support Software — 0.1%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	139,000	127,880

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	120,000	84,000

Distribution/Wholesale — 0.1%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	110,000	110,275

Diversified Banking Institutions — 3.3%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	8,000	7,821
Bank of America Corp. Senior Notes 6.25% due 04/15/12	152,000	163,174
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	78,173
Bank of America Corp. Jr. Sub. Notes 8.00% due 07/30/18(3)(10)	280,000	266,874
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	188,000	186,962
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	211,000	220,863
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	190,000	185,326
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	385,000	406,717
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	185,000	157,094
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	152,000	152,511
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	502,000	532,772
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	421,000	389,425
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	365,000	336,713
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	317,000	319,863
Morgan Stanley Senior Notes 5.50% due 01/26/20	190,000	186,129

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.00% due 04/28/15	$1,103,000	$1,178,192
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	195,000	209,124
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	190,000	193,809
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	260,000	272,870
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	236,000	254,075
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	430,000	403,211
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	200,000	193,913

		6,295,611

Diversified Financial Services — 1.0%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	17,957	18,518
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	26,938	27,712
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	26,938	27,578
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	44,895	45,905
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	210,461	215,196
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(3)	281,000	260,628
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	370,000	373,203
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	319,367
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	527,346

		1,815,453

Diversified Manufacturing Operations — 0.2%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*	115,000	113,790
General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	124,879
SPX Corp. Senior Notes 7.63% due 12/15/14	75,000	76,687

		315,356

Security Description	Principal Amount	Market Value (Note 2)

Electric - Generation — 0.7%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	$540,000	$531,118
Edison Mission Energy Senior Notes 7.20% due 05/15/19	317,000	222,693
The AES Corp. Senior Notes 8.00% due 10/15/17	354,000	351,787
The AES Corp. Senior Notes 8.88% due 02/15/11	238,000	246,330

		1,351,928

Electric - Integrated — 1.2%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	252,000	255,870
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	266,000	305,308
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	407,000	437,811
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	16,000	18,121
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	370,000	345,950
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	111,816	117,127
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	529,442
Southern Energy, Inc. Notes 7.90% due 07/15/09†(8)(9)	150,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	185,000	138,269
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	28,000	20,930
Trans - Allegheny Interstate Line Co. Senior Notes 4.00% due 01/15/15*	195,000	197,002

		2,365,830

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	89,000	92,115

Electronic Components - Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	54,000	54,810
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	57,000	58,140

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors (continued)
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	$168,000	$179,617
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	215,000	223,929

		516,496

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	207,000	222,608

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	154,000	154,645

Finance - Commercial — 0.2%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	410,000	416,695

Finance - Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.13% due 08/27/12	174,000	169,905

Finance - Investment Banker/Broker — 1.0%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	150,000	153,000
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.25% due 05/15/77(3)	103,000	73,755
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 0.00% due 05/31/12†(3)(6)(10)(12)	148,000	370
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(12)	179,000	448
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(12)	230,000	575
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	500,000	508,936
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	560,000	564,974
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	595,000	656,907

		1,958,965

Finance - Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	330,000	336,832

Firearms & Ammunition — 0.1%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	100,000	106,000

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	89,000	96,343

Security Description	Principal Amount	Market Value (Note 2)

Food - Misc. — 0.4%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	$450,000	$471,404
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	256,000	290,755

		762,159

Food - Retail — 0.2%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	385,000	415,670

Funeral Services & Related Items — 0.2%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	139,000	133,787
Service Corp. International Senior Notes 8.00% due 11/15/21	164,000	163,590

		297,377

Gambling (Non-Hotel) — 0.1%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	107,000	95,230

Gas - Distribution — 0.2%
Sempra Energy Senior Notes 6.50% due 06/01/16	267,000	298,956

Gas - Transportation — 0.3%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	557,000	488,767

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	75,000	75,750

Home Furnishings — 0.1%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	95,000	98,325
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(6)(12)(14)	7,000	578

		98,903

Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	156,000	155,220

Independent Power Producers — 0.2%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(8)(9)	380,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	311,000	306,724

		306,724

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 0.7%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	$186,000	$189,159
Lincoln National Corp. Bonds 7.00% due 05/17/66(3)	105,000	89,649
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	269,841
Pacific LifeCorp Senior Notes 6.00% due 02/10/20*	216,000	214,244
Principal Life Income Funding Trusts Senior Sec. Notes 0.43% due 11/08/13(3)	291,000	277,851
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	115,000	121,641
Unum Group Senior Notes 7.13% due 09/30/16	121,000	129,150

		1,291,535

Insurance - Multi-line — 0.7%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	240,000	218,129
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	190,000	197,825
MetLife, Inc. Senior Notes 6.75% due 06/01/16	175,000	194,421
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	360,000	366,104
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	279,000	310,812

		1,287,291

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	215,000	182,779
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	441,000	377,055

		559,834

Medical Instruments — 0.6%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	430,000	428,281
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	224,000	238,720
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40	432,000	442,181

		1,109,182

Security Description	Principal Amount	Market Value (Note 2)

Medical Products — 0.2%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	$180,000	$186,977
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	167,000	182,448

		369,425

Medical - Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	350,000	388,302
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	440,000	442,880

		831,182

Medical - Drugs — 0.1%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	83,000	87,565
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	185,000	191,475

		279,040

Medical - Generic Drugs — 0.2%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	336,000	356,900

Medical - HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	202,373

Medical - Hospitals — 0.4%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	251,000	259,785
HCA, Inc. Senior Notes 7.50% due 11/15/95	214,000	168,386
HCA, Inc. Senior Notes 8.50% due 04/15/19*	310,000	332,475

		760,646

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	165,000	179,025

Multimedia — 0.2%
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	256,000	312,181

Non-Hazardous Waste Disposal — 0.6%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	646,000	697,680
Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	72,714

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	$196,000	$198,532
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	162,000	179,393
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	75,000	77,062

		1,225,381

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	351,000	368,356

Oil Companies - Exploration & Production — 1.6%
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	459,000	496,868
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	404,000	389,860
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	98,500
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	596,895
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	176,000	171,160
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	729,000	825,782
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	252,000	284,210
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	200,000	231,730

		3,095,005

Oil Companies - Integrated — 0.3%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	196,000	226,795
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	321,416

		548,211

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.13% due 02/01/20	190,000	191,243

Paper & Related Products — 0.1%
Georgia - Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	107,000	108,471
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	25,000	25,250

		133,721

Security Description	Principal Amount	Market Value (Note 2)

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	$118,000	$115,640

Physicians Practice Management — 0.1%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	151,000	156,663

Pipelines — 1.3%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	109,000	109,818
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	50,000	48,875
Dynegy - Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	240,000	231,600
Enbridge Energy Partners LP Senior Notes 5.20% due 03/15/20	149,000	150,821
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	180,000	182,250
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	447,000	467,819
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	156,000	160,290
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	230,000	281,769
Williams Partners LP Bonds 6.30% due 04/15/40*	205,000	204,982
Williams Partners LP Senior Notes 7.50% due 06/15/11	583,000	621,736

		2,459,960

Printing - Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	89,000	89,890

Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	60,000	61,500

Publishing - Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	135,000	150,356
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(6)(9)(12)	120,000	396

		150,752

Real Estate Investment Trusts — 0.1%
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	103,000	103,506

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	$185,000	$189,018
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	79,000	87,098

		276,116

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(7)(12)	100,000	760

Rental Auto/Equipment — 0.1%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	67,000	64,823
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	80,000	74,600

		139,423

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	163,842	178,102

Retail - Petroleum Products — 0.1%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	110,000	111,375

Retail - Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	125,000	112,812
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	53,000	49,025

		161,837

Retail - Restaurants — 0.1%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	89,000	91,551
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	89,000	95,452

		187,003

Retail - Toy Stores — 0.1%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	142,000	143,420

Rubber - Tires — 0.1%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	139,000	143,344

Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	25,875

Security Description	Principal Amount	Market Value (Note 2)

Savings & Loans/Thrifts — 0.1%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	$185,000	$177,921

Special Purpose Entities — 0.5%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	424,000	449,828
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	82,000	66,420
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	124,000	131,865
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	208,000	225,884
The Goldman Sachs Capital III Company Guar. Notes 1.03% due 09/01/12(3)(10)	156,000	104,130

		978,127

Steel - Producers — 0.2%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	107,000	107,134
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	75,000	72,375
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	117,000	117,292

		296,801

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	89,000	91,225

Telecom Services — 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	190,000	185,725
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	143,775
Qwest Corp. Senior Notes 8.88% due 03/15/12	652,000	706,605

		1,036,105

Telephone - Integrated — 1.1%
AT&T, Inc. Senior Notes 5.63% due 06/15/16	155,000	170,279
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	843,000	860,015
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	21,120
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	179,000	173,630

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	$173,000	$179,055
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	267,000	202,253
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	148,000	130,610
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	212,000	239,779
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	155,000	163,767

		2,140,508

Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	40,000	39,650
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	398,000	427,353
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13†*(3)(6)(7)(12)	226,373	2,547
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(6)(12)	105,000	735

		470,285

Theaters — 0.0%
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(14)	55,000	46,338

Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	10,000	8,400

Transport - Air Freight — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	241,939	208,067
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	361,362	303,544
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	204,373	190,067

		701,678

Transport - Equipment & Leasing — 0.2%
GATX Corp. Notes 4.75% due 10/01/12	257,000	267,125
GATX Corp. Senior Notes 4.75% due 05/15/15	190,000	190,444

		457,569

Security Description	Principal Amount	Market Value (Note 2)

Transport - Services — 0.2%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	$315,000	$303,975

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	75,000	75,000

Wireless Equipment — 0.5%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	467,000	496,588
Motorola, Inc. Senior Notes 6.00% due 11/15/17	220,000	228,303
Motorola, Inc. Debentures 6.50% due 09/01/25	264,000	258,236

		983,127

Total U.S. Corporate Bonds & Notes
(cost $58,682,812)		59,229,172

FOREIGN CORPORATE BONDS & NOTES — 7.1%
Banks - Commercial — 1.6%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	300,000	301,581
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	314,000	345,813
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 06/15/16*(3)(10)	390,000	319,800
Groupe BPCE Notes 4.15% due 06/30/10(3)(10)	132,000	87,127
National Australia Bank, Ltd. Senior Notes 2.50% due 01/08/13*	393,000	394,382
Nordea Bank AB Bonds 8.38% due 03/25/15(3)(10)	164,000	172,610
Nordea Bank AB Senior Notes 2.50% due 11/13/12*	290,000	292,517
Nordea Bank AB Senior Notes 4.88% due 01/27/20*	201,000	200,011
Westpac Banking Corp. Sub. Notes 0.84% due 09/30/10(3)(10)	820,000	500,200
Westpac Securities NZ, Ltd. Company Guar. Notes 2.63% due 01/28/13*	409,000	410,764

		3,024,805

Banks - Money Center — 0.4%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(3)(10)	590,000	283,200
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 8.50% due 02/07/25(2)	205,000	164,000

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Money Center (continued)
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	$186,000	$182,893
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	185,000	179,016

		809,109

Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(10)	350,000	290,500
Natixis Sub. Notes 0.50% due 01/15/19(3)	150,000	131,521

		422,021

Diversified Minerals — 0.5%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	400,000	446,578
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	269,000	295,835
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	139,000	165,757

		908,170

Electric - Integrated — 1.1%
EDF SA Senior Notes 5.60% due 01/27/40*	438,000	423,917
Electricite de France Notes 5.50% due 01/26/14*	210,000	231,011
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	542,000	553,014
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	252,000	252,594
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	435,000	421,523
TransAlta Corp. Senior Notes 4.75% due 01/15/15	288,000	298,188

		2,180,247

Electronic Components - Misc. — 0.0%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	50,000	49,875

Finance - Other Services — 0.1%
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	198,000	196,327

Food - Meat Products — 0.1%
JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	103,875

Security Description	Principal Amount	Market Value (Note 2)

Insurance - Multi-line — 0.3%
Aegon NV Sub. Notes 3.92% due 07/15/14(3)(10)	$104,000	$60,871
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	307,077
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	194,000	188,843

		556,791

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	200,000	201,967

Metal - Diversified — 0.4%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	252,000	278,242
Inco, Ltd. Senior Notes 7.75% due 05/15/12	185,000	202,878
Noranda, Inc. Notes 6.00% due 10/15/15	200,000	215,833

		696,953

Oil Companies - Exploration & Production — 0.2%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	206,000	196,537
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	219,000	192,720
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	10,000	8,900

		398,157

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	89,000	95,360

Printing - Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 03/15/16†(8)(9)	165,000	0

Satellite Telecom — 0.3%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(14)	428,000	441,910
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	159,000	162,180

		604,090

Special Purpose Entities — 0.5%
Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	500,000	632,505
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(3)(10)	272,000	252,688

		885,193

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Steel - Producers — 0.1%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	$165,000	$162,525

SupraNational — 0.1%
Asian Development Bank Bonds 5.82% due 06/16/28	176,000	189,194

Telephone - Integrated — 1.0%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	607,000	633,633
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	606,000	636,007
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	210,000	233,253
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	200,000	211,164
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	207,000	221,225

		1,935,282

Total Foreign Corporate Bonds & Notes
(cost $13,106,146)		13,419,941

FOREIGN GOVERNMENT AGENCIES — 3.6%
Sovereign — 3.6%
Federal Republic of Brazil Bonds 5.63% due 01/07/41	800,000	746,000
Republic of Argentina Bonds 8.28% due 12/31/33	380,671	248,388
Republic of Colombia Bonds 6.13% due 01/18/41	400,000	374,000
Republic of Indonesia Bonds 6.63% due 02/17/37	850,000	833,974
Republic of the Philippines Bonds 6.38% due 10/23/34	1,000,000	948,750
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,028,625
Republic of Venezuela Bonds 9.25% due 09/15/27	1,410,000	1,053,975
Russian Federation Senior Bonds 7.50% due 03/31/30(13)	752,000	852,091
United Mexican States Notes 5.95% due 03/19/19	800,000	856,000
United Mexican States Notes 6.75% due 09/27/34	2,000	2,145

Total Foreign Government Agencies
(cost $7,184,471)		6,943,948

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES — 35.5%
Federal Home Loan Mtg. Corp. — 20.2%
4.50% due 11/01/18	$327,889	$346,418
4.50% due 02/01/19	354,367	373,839
4.50% due 01/01/39	1,105,949	1,121,896
5.00% due 03/01/19	140,714	149,805
5.00% due 10/01/33	46,352	48,390
5.00% due 06/01/34	893,725	932,187
5.00% due 12/01/34	315,385	328,958
5.00% due 07/01/35	451,124	470,115
5.00% due 08/01/35	1,043,495	1,087,424
5.00% due 10/01/35	704,240	733,887
5.00% due 11/01/35	655,002	682,577
5.00% due 11/01/36	381,668	397,319
5.00% due 01/01/37	409,694	426,494
5.00% due 11/01/37	1,526,194	1,588,689
5.00% due 03/01/38	785,530	817,696
5.00% due 10/01/39	1,391,668	1,448,516
5.48% due 03/01/36(3)	285,348	298,079
5.50% due 11/01/18	151,258	162,964
5.50% due 10/01/33	406,612	431,522
5.50% due 07/01/34	277,443	294,266
5.50% due 02/01/35	462,905	490,540
5.50% due 07/01/35	12,410	13,151
5.50% due 05/01/37	985,499	1,043,199
5.50% due 09/01/37	1,427,376	1,510,946
5.50% due 10/01/37	5,732,592	6,068,228
5.50% due 07/01/38	287,259	304,078
5.79% due 01/01/37(3)	659,386	687,606
5.93% due 10/01/36(3)	2,132,131	2,214,668
6.00% due 07/01/35	390,830	420,832
6.00% due 12/01/36	425,748	456,701
6.00% due 08/01/37	2,648,640	2,837,888
6.50% due 12/01/32	435,831	477,390
6.50% due 02/01/36	145,640	158,072
6.50% due 09/01/36	4,688	5,077
6.50% due 05/01/37	638,653	690,772
6.50% due 11/01/37	1,687,369	1,825,071
7.00% due 11/01/16	18,895	20,481
7.00% due 07/01/32	47,844	52,686
7.50% due 12/01/30	5,857	6,616
7.50% due 04/01/31	47,722	53,872
8.00% due 02/01/30	4,970	5,722
8.00% due 07/01/30	1,316	1,515
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28	779,000	825,275
Series 3317, Class PD 5.00% due 09/15/31	1,000,000	1,062,890
Series 3116, Class PD 5.00% due 10/15/34	3,355,000	3,552,707
Series 3349, Class HB 5.50% due 06/15/31	1,338,000	1,425,588

		38,352,612

Federal National Mtg. Assoc. — 10.8%
2.13% due 01/25/13	333,000	336,285
4.50% due 12/01/39	2,992,042	3,034,886
4.50% due 06/01/18	79,216	83,410
4.50% due 01/01/25	1,968,096	2,051,945
4.50% due 01/01/40	1,219,374	1,236,263
4.50% due 02/01/40	2,996,760	3,038,266
4.75% due 10/01/35(3)	197,683	206,952
5.00% due 03/15/16	248,000	275,840
5.00% due 09/01/18	29,288	31,165

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 10/01/18	$27,377	$29,132
5.00% due 02/01/20	46,535	49,489
5.00% due 06/01/22	1,306,633	1,379,374
5.00% due 10/01/24	951,685	1,004,370
5.00% due 03/01/37	326,764	339,429
5.00% due 06/01/37	107,683	111,857
5.00% due 07/01/37	643,291	668,225
5.50% due 10/01/17	56,103	60,304
5.50% due 05/01/18	56,657	60,971
5.50% due 11/01/19	52,902	56,930
5.50% due 11/01/22	326,716	348,580
5.50% due 12/01/33	334,816	354,438
5.50% due 05/01/34	170,616	180,614
5.50% due 12/01/35	66,726	70,449
5.50% due 02/01/36(3)	456,534	472,959
5.50% due 11/01/36	547,634	577,503
6.00% due 09/01/16	80,153	86,414
6.00% due 12/01/16	18,898	20,374
6.00% due 12/01/33	352,493	378,670
6.00% due 07/01/34	302,952	326,667
6.00% due 10/01/36	989,199	1,052,460
6.00% due 10/01/37	570,248	605,648
6.50% due 02/01/17	32,539	35,440
6.50% due 03/01/17	39,139	42,630
6.50% due 04/01/29	44,310	48,107
6.50% due 06/01/29	108,647	117,954
6.50% due 07/01/32	43,362	47,077
6.50% due 02/01/37	802,434	858,890
7.00% due 09/01/31	106,375	118,159
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	600,000	636,529

		20,434,655

Government National Mtg. Assoc. — 4.5%
4.50% due 05/15/39	1,941,763	1,979,515
5.00% due 05/15/34	1,144,408	1,200,722
5.50% due 12/15/39	2,686,884	2,848,037
6.00% due 10/15/39	2,388,369	2,550,596
6.50% due 06/15/29	12,086	13,264
7.00% due 09/15/28	12,854	14,345

		8,606,479

Total U.S. Government Agencies
(cost $65,034,457)		67,393,746

U.S. GOVERNMENT TREASURIES — 16.3%
United States Treasury Bonds — 3.0%
3.50% due 02/15/39	1,805,000	1,506,047
4.25% due 05/15/39	402,000	383,910
4.38% due 02/15/38	674,000	660,520
4.38% due 11/15/39	386,000	376,230
4.50% due 05/15/38	588,000	587,908
4.50% due 08/15/39	1,401,000	1,394,652
5.25% due 11/15/28	559,000	621,189
8.13% due 08/15/19	158,000	216,250

		5,746,706

United States Treasury Notes — 13.3%
0.88% due 03/31/11	600,000	603,281
1.00% due 07/31/11	2,000,000	2,014,610
1.13% due 12/15/11	4,000,000	4,031,248
1.13% due 01/15/12	750,000	755,215
2.25% due 05/31/14	26,000	26,325

Security Description	Shares/ Principal Amount	Market Value (Note 2)

United States Treasury Notes (continued)
2.38% due 09/30/14	$141,000	$142,707
2.63% due 06/30/14	1,001,000	1,027,589
2.63% due 02/29/16	2,750,000	2,737,969
2.75% due 02/15/19	760,000	716,953
3.13% due 05/15/19	262,000	253,751
3.38% due 11/15/19	1,099,000	1,079,853
3.63% due 08/15/19	78,000	78,390
3.75% due 11/15/18	505,000	516,836
3.88% due 05/15/18	10,000,000	10,391,410
4.25% due 08/15/15	750,000	819,375

		25,195,512

Total U.S. Government Treasuries
(cost $31,163,974)		30,942,218

COMMON STOCK — 0.0%
Independent Power Producers — 0.0%
Mirant Corp.†	186	2,340

Printing - Commercial — 0.0%
World Color Press, Inc.†	95	1,045

Total Common Stock
(cost $0)		3,385

PREFERRED STOCK — 0.8%
Banks - Commercial — 0.2%
CoBank ACB 11.00%*	7,302	394,993

Banks - Super Regional — 0.1%
Wachovia Capital Trust IX 6.38%	10,650	243,672

Diversified Financial Services — 0.1%
General Electric Capital Corp. 4.50%(14)	6,441	160,703

Finance - Mortgage Loan/Banker — 0.2%
Countrywide Capital V 7.00%	11,844	256,422
Federal Home Loan Mtg. Corp. 0.00%(3)	6,900	7,866

		264,288

Special Purpose Entity — 0.2%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	21,200	439,052

Total Preferred Stock
(cost $1,659,458)		1,502,708

WARRANTS — 0.0%
Printing - Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (strike price $13.00)†	54	284
World Color Press, Inc. Expires 07/20/14 (strike price $16.30)†	54	205

Total Warrants
(cost $0)		489

Total Long-Term Investment Securities
(cost $186,343,005)		188,514,545

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $437,000 and collateralized by $455,000 of United States Treasury Bills, bearing interest at 0.17% due 06/17/10 and having an approximate value of $454,818 (cost $437,000)	$437,000	$437,000

TOTAL INVESTMENTS
(cost $186,780,005)(15)	99.5%	188,951,545
Other assets less liabilities	0.5	1,044,648

NET ASSETS —	100.0%	$189,996,193

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $14,394,188 representing 7.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of February 28, 2010, maturity date reflects next reset date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(4)	Variable Rate Security — the rate reflected is as of February 28, 2010, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $17,640 representing 0.0% of net assets.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Bond in default
(13)	“Step-up” security where the rate increases (“step-up”) at a predetermined rate. Rate shown reflects the stated rate.
(14)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(15)	See Note 5 for cost of investments on a tax basis.
(16)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Value Per Share	% of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$28,000	$28,000	$17,640	$63.00	0.00%

(17)	Bond in default and did not pay principal maturity.

REMIC—Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$9,061,298	$—	$9,061,298
Convertible Bonds & Notes	—	—	17,640	17,640
U.S. Corporate Bonds & Notes	—	58,437,778	791,394	59,229,172
Foreign Corporate Bonds & Notes	—	13,419,941	0	13,419,941
Foreign Government Agencies	—	6,943,948	—	6,943,948
U.S. Government Agencies	—	67,393,746	—	67,393,746
U.S. Government Treasuries	—	30,942,218	—	30,942,218
Common Stock	3,385	—	—	3,385
Preferred Stock	1,107,715	394,993	—	1,502,708
Warrants	489			489
Repurchase Agreement		437,000		437,000

Total	$1,111,589	$187,030,922	$809,034	$188,951,545

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 8/31/2009	$9,800	$612,651	$—
Accrued discounts/premiums	—	1,079	—
Realized gain (loss)	—	22,611	—
Change in unrealized appreciation (depreciation)	7,840	142,601	—
Net purchases (sales)	—	9,602	0
Transfers in and/or out of Level 3	—	2,850	—

Balance as of 2/28/2010	$17,640	$791,394	$0

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Medical — Hospitals	4.5%
Auto/Truck Parts & Equipment — Original	3.6
Diversified Banking Institutions	3.3
Oil Companies — Exploration & Production	3.0
Diversified Financial Services	2.9
Computer Services	2.9
Cable/Satellite TV	2.7
Repurchase Agreements	2.5
Electric — Integrated	2.4
Banks — Commercial	2.3
Auto — Cars/Light Trucks	2.3
Telephone — Integrated	2.3
Finance — Auto Loans	2.2
Special Purpose Entities	2.2
Telecom Services	2.1
Pipelines	2.1
Electric — Generation	2.0
Data Processing/Management	1.8
Broadcast Services/Program	1.7
Diversified Manufacturing Operations	1.7
Theaters	1.7
Banks — Super Regional	1.6
Casino Services	1.6
Independent Power Producers	1.5
Medical — Drugs	1.5
Satellite Telecom	1.4
Transport — Marine	1.4
Chemicals — Specialty	1.4
Cellular Telecom	1.4
Paper & Related Products	1.3
Rental Auto/Equipment	1.2
Casino Hotels	1.2
Oil-Field Services	1.2
Telecommunication Equipment	1.2
Retail — Regional Department Stores	1.1
Retail — Drug Store	1.1
Web Hosting/Design	1.1
Medical Products	1.0
Food — Meat Products	1.0
Auto/Truck Parts & Equipment — Replacement	0.9
Electronic Components — Semiconductors	0.9
Funeral Services & Related Items	0.9
Tobacco	0.9
Containers — Paper/Plastic	0.8
Publishing — Periodicals	0.7
Diagnostic Kits	0.7
Diversified Operations/Commercial Services	0.7
Finance — Investment Banker/Broker	0.7
Computers — Memory Devices	0.7
Diversified Minerals	0.7
Machinery — General Industrial	0.7
Transactional Software	0.6
Banks — Money Center	0.6
Airlines	0.6
Insurance — Multi-line	0.6
Rubber — Tires	0.6
Retail — Apparel/Shoe	0.6
Semiconductor Equipment	0.5
Machinery — Farming	0.5
Storage/Warehousing	0.5
Real Estate Investment Trusts	0.5
Athletic Equipment	0.5
Chemicals — Plastics	0.5
Metal — Diversified	0.5
Energy — Alternate Sources	0.5
Metal — Aluminum	0.4
Building Products — Air & Heating	0.4
Television	0.4
Electronics — Military	0.4

Commercial Services	0.4
Beverages — Wine/Spirits	0.3
Advertising Services	0.3
Oil & Gas Drilling	0.3
Direct Marketing	0.3
Office Supplies & Forms	0.3
Retail — Arts & Crafts	0.3
Distribution/Wholesale	0.3
Containers — Metal/Glass	0.3
Printing — Commercial	0.2
Transport — Services	0.2
Medical — Biomedical/Gene	0.2
Consumer Products — Misc.	0.2
Multimedia	0.2
Firearms & Ammunition	0.2
Building & Construction — Misc.	0.1
Hazardous Waste Disposal	0.1
Agricultural Chemicals	0.1
Food — Retail	0.1
Coal	0.1
E-Commerce/Services	0.1
Beverages — Non-alcoholic	0.1
Diversified Operations	0.1
Gas — Distribution	0.1
Specified Purpose Acquisitions	0.1
Building & Construction Products — Misc.	0.1
Food — Misc.	0.1

99.1%

Credit Quality†#

A	3.0%
BBB	1.0
BB	27.7
B	45.5
CCC	15.8
C	0.3
Below C	0.2
Not Rated@	6.5

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from source.
†	Source Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.7%
Auto - Cars/Light Trucks — 0.7%
Ford Motor Co. Senior Notes 4.25% due 11/15/16
Total Convertible Bonds & Notes
(cost $1,051,000)	$1,051,000	$1,492,420

U.S. CORPORATE BONDS & NOTES — 80.8%
Advertising Services — 0.3%
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	85,000	86,275
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(1)	640,000	657,600

		743,875

Agricultural Chemicals — 0.1%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	250,000	278,750

Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	506,000	509,795
Continental Airlines, Inc. Senior Notes 4.50% due 01/15/15	500,000	609,375
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	308,619	309,391

		1,428,561

Athletic Equipment — 0.5%
Easton - Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16*	1,075,000	1,115,313

Auto - Cars/Light Trucks — 1.7%
Ford Motor Co. Notes 7.45% due 07/16/31	4,325,000	3,800,594

Auto/Truck Parts & Equipment - Original — 2.3%
Accuride Corp. Company Guar. Notes 7.50% due 06/26/20†	481,045	481,045
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	1,150,000	1,046,500
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,073,363
Cooper - Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14†(4)(5)	720,000	360,000
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	118,800
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	530,000	520,725

Security Description	Principal Amount	Market Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14*	$750,000	$716,250
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	925,000	874,125

		5,190,808

Auto/Truck Parts & Equipment - Replacement — 0.9%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/14	1,125,000	1,098,281
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	910,000	987,350
Exide Corp. Notes 10.00% due 04/15/05†(2)(3)	300,000	0

		2,085,631

Banks - Commercial — 1.9%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	300,906	284,356
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	451,360	412,995
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	451,360	409,609
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	752,268	665,757
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	2,803,175	2,477,306

		4,250,023

Banks - Money Center — 0.6%
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	1,475,000	1,430,750

Banks - Super Regional — 1.6%
BAC Capital Trust XI Bank Guar. Notes 6.63% due 05/23/36	530,000	472,144
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/15/18(7)(10)	3,250,000	3,266,250

		3,738,394

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	755,625

Broadcast Services/Program — 1.7%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17*	210,000	214,200
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17*	830,000	852,825

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	$806,000	$772,752
Liberty Media LLC Debentures 8.25% due 02/01/30	1,130,000	1,017,000
Liberty Media LLC Senior Notes 8.50% due 07/15/29	820,000	741,075
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(6)(11)	325,370	253,789
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	108,000	84,780

		3,936,421

Building & Construction Products - Misc. — 0.1%
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16	145,000	153,700

Building & Construction - Misc. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	335,000	329,975

Building Products - Air & Heating — 0.4%
Goodman Global Group, Inc. Senior Disc. Notes 0.00% due 12/15/14*	1,740,000	1,009,200

Cable/Satellite TV — 2.7%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	1,090,065	1,287,639
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,299,000	2,333,485
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19*	2,405,000	2,417,025

		6,038,149

Casino Hotels — 1.2%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(3)(6)	429,222	364,839
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	475,000	407,241
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	950,000	985,625
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	900,000	969,750

		2,727,455

Casino Services — 1.0%
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15*	770,000	735,350
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	460,000	448,500

Security Description	Principal Amount	Market Value (Note 2)

Casino Services (continued)
Scientific Games International, Inc. Senior Sub. Notes 9.25% due 06/15/19*	$975,000	$1,031,063

		2,214,913

Cellular Telecom — 1.4%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	762,187
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	1,074,675
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	904,000	901,740
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	429,000	395,753

		3,134,355

Chemicals - Plastics — 0.5%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	1,175,000	1,110,375

Chemicals - Specialty — 1.4%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	910,000	859,950
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	110,000	106,700
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,180,000	1,112,150
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	403,000	440,278
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(4)(5)	677,000	644,842

		3,163,920

Coal — 0.1%
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	255,000	255,000

Computer Services — 2.9%
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14*	1,500,000	1,531,875
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	490,000	501,637
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,030,000	1,068,625
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	189,000
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	1,850,000	2,136,750

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	$1,045,000	$1,233,100

		6,660,987

Consumer Products - Misc. — 0.2%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	420,000	418,950

Containers - Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	129,688
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	191,937
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	250,250

		571,875

Containers - Paper/Plastic — 0.3%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	630,000

Data Processing/Management — 1.8%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	2,335,000	2,019,775
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(8)	2,410,000	2,096,700

		4,116,475

Diagnostic Kits — 0.7%
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16	935,000	906,950
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16*	800,000	776,000

		1,682,950

Direct Marketing — 0.3%
Affinity Group, Inc.† Company Guar. Notes 9.00% due 02/15/12	975,000	682,500

Distribution/Wholesale — 0.3%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	610,000	611,525

Diversified Banking Institutions — 2.9%
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	1,005,000	841,762
GMAC, Inc. Company Guar. Notes 6.88% due 09/15/11	2,703,000	2,703,000
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	1,475,000	1,364,375

Security Description	Principal Amount	Market Value (Note 2)

Diversified Banking Institutions (continued)
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	$1,860,000	$1,715,850

		6,624,987

Diversified Financial Services — 2.1%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	80,084	82,587
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	120,126	123,579
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	120,126	122,979
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	200,211	204,716
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	280,296	286,603
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(7)	2,340,000	2,170,350
CNG Holdings, Inc. Senior Sec. Notes 12.25% due 02/15/15*	1,805,000	1,735,056

		4,725,870

Diversified Manufacturing Operations — 1.1%
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(7)	400,000	316,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	1,850,000	1,683,500
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	409,000

		2,408,500

Diversified Operations — 0.1%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	232,875

Diversified Operations/Commercial Services — 0.7%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	1,600,000	1,616,000

E-Commerce/Services — 0.1%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	235,000	246,163

Electric - Generation — 1.9%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	409,500
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	374,490	368,873

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Generation (continued)
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	$361,759	$369,899
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	542,245	578,846
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	478,687
The AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,167,656
The AES Corp. Senior Notes 8.00% due 06/01/20	450,000	441,563
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	508,000	516,890

		4,331,914

Electric - Integrated — 2.1%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	561,000
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	1,028,500
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,292	343,886
Southern Energy, Inc. Notes 7.90% due 07/15/09†(2)(3)	1,225,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,060,000	1,539,644
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	110,000	82,225
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 11.25% due 11/01/16(8)	1,071,037	760,436
TXU Corp. Senior Notes 5.55% due 11/15/14	700,000	510,849

		4,826,540

Electronic Components - Semiconductors — 0.9%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	2,225,000	1,974,688

Electronics - Military — 0.4%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	960,000	968,400

Energy - Alternate Sources — 0.5%
Headwaters, Inc. Senior Notes 11.38% due 11/01/14*	1,025,000	1,035,250

Finance - Auto Loans — 2.2%
Credit Acceptance Corp. Company Guar. Notes 9.13% due 02/01/17*	1,060,000	1,057,350
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	1,125,000	1,123,345

Security Description	Principal Amount	Market Value (Note 2)

Finance - Auto Loans (continued)
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	$2,725,000	$2,795,128

		4,975,823

Finance - Investment Banker/Broker — 0.7%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	1,550,000	1,581,000

Firearms & Ammunition — 0.2%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	325,000	344,500

Food - Meat Products — 1.0%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	1,625,000	1,486,875
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	625,000	676,563

		2,163,438

Food - Retail — 0.1%
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	276,375

Funeral Services & Related Items — 0.9%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,125,000	1,082,813
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings Company Guar. Notes 10.25% due 12/01/17*	845,000	887,250

		1,970,063

Gambling (Non - Hotel) — 0.0%
Greektown Holdings LLC Senior Notes ch11 10.75% due 12/01/13*†(4)(5)	930,000	55,800

Gas - Distribution — 0.1%
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(2)(3)	192,000	148,800

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	280,000	282,800

Independent Power Producers — 1.5%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	3,278,000	0
Mirant North America LLC Senior Notes 7.38% due 12/31/13	725,000	722,281
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,420,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	541,063

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	$690,000	$645,150

		3,328,694

Insurance - Multi-line — 0.6%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(7)	1,465,000	1,428,375

Machinery - Farming — 0.5%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13*	1,175,000	1,180,875

Machinery - General Industrial — 0.6%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,390,000	1,473,400

Medical Products — 1.0%
DJO Finance LLC/DJO Finance Corp. Senior Notes 10.88% due 11/15/14*	400,000	427,000
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,237,802
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	636,000	696,420

		2,361,222

Medical - Biomedical/Gene — 0.2%
Talecris Biotherapeutics Holdings Corp. Senior Notes 7.75% due 11/15/16*	480,000	482,400

Medical - Drugs — 0.4%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	825,000	870,375

Medical - Hospitals — 4.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,863,000
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	882,000
HCA, Inc. Senior Notes 7.88% due 02/01/11	725,000	743,125
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20*	1,400,000	1,463,000
HCA, Inc. Senior Notes 8.50% due 04/15/19*	750,000	804,375
HCA, Inc. Senior Notes 8.75% due 09/01/10	360,000	368,100
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,189,000	1,261,826

Security Description	Principal Amount	Market Value (Note 2)

Medical - Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*	$1,720,000	$1,801,700

		9,187,126

Multimedia — 0.0%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11†(2)(3)(4)(5)	175,000	98,831

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(9)(12)	210,000	0

Office Supplies & Forms — 0.3%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	625,000	679,375

Oil Companies - Exploration & Production — 3.0%
Antero Resources Finance Corp. Senior Notes 9.38% due 12/01/17*	825,000	841,500
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,650,000	1,592,250
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	425,000	462,188
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	655,000	659,912
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	350,000	352,625
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	845,000	846,056
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	730,000	709,925
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	126,000
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	450,000	453,938
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	475,000	516,562
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	186,000

		6,746,956

Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	38,900

Oil - Field Services — 1.2%
Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*	855,000	893,475

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil - Field Services (continued)
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	$925,000	$992,062
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	813,400

		2,698,937

Paper & Related Products — 1.2%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(2)(8)	180,739	180,739
Georgia - Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	165,241
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	207,050
Georgia - Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	550,000	580,250
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	1,325,000	1,220,656
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	505,000	482,275

		2,836,211

Pipelines — 2.1%
Dynegy - Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,085,000	2,012,025
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	775,000	781,501
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	600,000	582,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	306,525
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	970,000	543,200
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	370,000	453,280

		4,678,531

Printing - Commercial — 0.2%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	595,000	550,375

Publishing - Periodicals — 0.7%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	525,000	584,719
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(1)	1,225,000	1,108,625

Security Description	Principal Amount	Market Value (Note 2)

Publishing - Periodicals (continued)
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(2)(4)(5)	$1,415,000	$4,669

		1,698,013

Real Estate Investment Trusts — 0.5%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	1,100,000	1,116,500

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(4)(5)(8)	2,565,000	19,494

Rental Auto/Equipment — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	2,325,000	2,168,062
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	550,000	588,500

		2,756,562

Retail - Apparel/Shoe — 0.6%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	508,000	492,760
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	556,605
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	275,000	294,594

		1,343,959

Retail - Arts & Crafts — 0.3%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	620,000	623,100

Retail - Drug Store — 1.1%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	160,125
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	725,000	766,688
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	1,475,000	1,545,062

		2,471,875

Retail - Music Store — 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(2)(3)(4)(5)(6)	15,273	305

Retail - Regional Department Stores — 1.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	532,000	516,040
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	289,520

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Regional Department Stores (continued)
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	$308,000	$284,900
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	286,525
Neiman-Marcus Group, Inc. Company Guar. Notes 9.75% due 10/15/15(8)	1,205,000	1,186,925

		2,563,910

Rubber - Tires — 0.6%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	500,000	515,625
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	825,000	888,938

		1,404,563

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(9)(12)	50,000	0

Special Purpose Entities — 0.5%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	691,688
UCI Holdco, Inc. Senior Notes 9.25% due 12/15/13(6)	435,000	400,200

		1,091,888

Specified Purpose Acquisitions — 0.1%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	193,000	193,531

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	494,875
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	660,000	676,500

		1,171,375

Telecom Services — 1.6%
GCI, Inc. Senior Notes 7.25% due 02/15/14	905,000	900,475
Qwest Corp. Senior Notes 8.38% due 05/01/16	425,000	465,375
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,975,000	1,960,187
West Corp. Company Guar. Notes 11.00% due 10/15/16	210,000	210,525

		3,536,562

Security Description	Principal Amount	Market Value (Note 2)

Telecommunication Equipment — 1.2%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	$2,890,000	$2,637,125

Telephone - Integrated — 2.3%
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	825,000	771,375
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	597,000
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	518,130
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	375,000	388,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	3,123,000	2,756,047
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	250,000	254,375

		5,285,052

Television — 0.4%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	148,000	146,705
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(8)	137,483	48,463
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13*†(4)(5)(7)(8)	1,738,596	19,559
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	745,000	772,937
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(4)(5)	385,000	2,695
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(4)(5)	540,000	3,780

		994,139

Theaters — 1.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,558,000	1,534,630
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	550,000	567,875
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	475,000	509,438
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(1)	1,055,000	888,837

		3,500,780

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.9%
Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*	$1,345,000	$1,398,800
Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*	545,000	566,800

		1,965,600

Transactional Software — 0.6%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,715,000	1,440,600

Transport - Marine — 0.7%
Marquette Transportation Co./Marquette Transportation Finance Corp. Senior Sec. Notes 10.88% due 01/15/17*	1,630,000	1,634,075

Transport - Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	500,000	491,250

Web Hosting/Design — 1.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	465,000	466,400
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17*	1,775,000	1,948,062

		2,414,462

Total U.S. Corporate Bonds & Notes
(cost $183,735,657)		184,052,138

FOREIGN CORPORATE BONDS & NOTES — 9.9%
Banks - Commercial — 0.5%
Barclays Bank PLC Sub. Notes 8.55% due 06/15/10*(7)(10)	1,075,000	1,048,125

Computers - Memory Devices — 0.7%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,571,062

Diversified Banking Institutions — 0.4%
Credit Agricole SA Sub. Notes 9.75% due 12/26/14(10)	910,000	969,150

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,410,000	1,466,400

Diversified Minerals — 0.7%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	725,000	864,563
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	500,000	615,000

		1,479,563

Security Description	Principal Amount	Market Value (Note 2)

Electric - Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	$160,000	$163,200

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(5)(13)	475,000	475

Medical - Drugs — 0.6%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	720,000	698,400
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	771,400

		1,469,800

Metal - Aluminum — 0.5%
Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	955,000	1,014,688

Metal - Diversified — 0.5%
Vedanta Resources PLC Senior Notes 9.50% due 07/18/18*	1,000,000	1,055,000

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	275,688

Oil & Gas Drilling — 0.3%
P2021 Rig Co. Senior Sec. Notes 13.50% due 12/15/13*	690,000	696,900

Satellite Telecom — 1.4%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(1)	759,000	783,667
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	910,000	919,100
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	1,531,000	1,561,620

		3,264,387

Semiconductor Equipment — 0.5%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	1,190,000	1,195,950

Special Purpose Entities — 1.7%
Fibria Overseas Finance, Ltd. Company Guar. Notes 9.25% due 10/30/19*	490,000	551,695
Hellas Telecommunications Luxembourg II Sub. Notes 0.00% due 01/15/15*†(4)(5)(7)	925,000	39,312
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	3,880,000	3,220,400

		3,811,407

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.6%
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	$1,000,000	$1,070,000
Wind Acquisition Finance SA Company Guar. Bonds 12.00% due 12/01/15*	252,000	269,640

		1,339,640

Transport - Marine — 0.7%
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	1,600,000	1,628,000

Transport - Rail — 0.0%
TFM SA de CV Senior Notes 9.38% due 05/01/12	43,000	44,290

Total Foreign Corporate Bonds & Notes
(cost $22,400,119)		22,493,725

LOANS — 3.9%(14)(15)
Auto/Truck Parts & Equipment - Original — 0.6%
Federal Mogul Corp. Term Loan B D6 2.17% due 12/27/15(3)	20,579	18,071
Federal Mogul Corp. Term Loan B A2 2.17% due 12/27/15(3)	51,447	45,177
Federal Mogul Corp. Tranche B 2.17% due 12/29/14(3)	813,280	714,162
Federal Mogul Corp. Term Loan C 2.17% due 12/27/15(3)	437,303	384,007
Federal Mogul Corp. Tranche C F1 2.17% due 12/27/15(3)	66,882	58,730
Federal Mogul Corp. Tranche B B0 2.17% due 12/27/15(3)	102,895	90,354

		1,310,501

Beverages - Non-alcoholic — 0.1%
Le-Natures, Inc. 9.36% due 03/01/11†(3)(4)(5)	600,000	237,000

Building - Residential/Commercial — 0.0%
TOUSA, Inc. 12.25% due 08/15/13(3)(6)	1,337,364	21,732

Casino Services — 0.7%
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11†(3)(4)(5)	265,517	143,822
Herbst Gaming, Inc. Delayed Draw 12.50% due 12/02/11†(3)(4)(5)	726,922	393,749
Holding Gaming Borrower LP 9.25% due 02/19/13(3)	997,500	942,637

		1,480,208

Commercial Services — 0.4%
Vertrue, Inc. 7.26% due 08/14/15(3)	1,215,000	862,650

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Containers - Paper/Plastic — 0.5%
Consolidated Container Compamy 5.75% due 09/28/14(3)	$1,250,000	$1,068,750

Diversified Financial Services — 0.4%
Wind Finance SL S.A 7.93% due 11/26/14(3)	1,000,000	1,001,875

Electric - Integrated — 0.2%
Texas Competitive Electric Holdings Co. LLC 3.73% due 10/10/14(3)	672,830	541,246
Texas Competitive Electric Holdings Co. LLC 3.75% due 12/31/09(3)	6,954	5,594

		546,840

Medical - Drugs — 0.4%
Triax Pharmaceuticals LLC 16.50% due 08/30/11(2)(3)(16)	1,064,341	968,551

Medical - Hospitals — 0.4%
Capella Healthcare, Inc. 13.00% due 02/29/16(3)	1,000,000	1,012,500

Theaters — 0.2%
AMC Entertainment Holdings, Inc. 5.25% due 06/15/12(3)	365,751	344,264

Total Loans
(cost $10,650,616)		8,854,871

COMMON STOCK — 1.2%
Auto/Truck Parts & Equipment - Original — 0.6%
Accuride Corp.	336,763	683,070
Lear Corp.	8,342	577,851

		1,260,921

Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings†	754	31,668

Diversified Financial Services — 0.4%
CIT Group, Inc.†	25,901	943,573

Energy - Alternate Sources — 0.0%
VeraSun Energy Corp.†(2)(3)	65,000	0

Food - Misc. — 0.1%
Wornick Co.†(2)(3)	3,444	131,698

Gambling (Non - Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(2)(3)	2,501	33,751

Gas - Distribution — 0.0%
MXEnergy Holdings, Inc.†(2)(3)	96,187	81,711

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(2)(3)(17)	85,612	856

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(2)(3)	13,262	0

Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	80	177,916

Retail - Music Store — 0.0%
MTS, Inc.†(2)(3)	3,863	0

Total Common Stock
(cost $3,060,031)		2,662,094

PREFERRED STOCK — 0.1%
Auto/Truck Parts & Equipment - Original — 0.1%
Lear Corp.	4,680	308,880

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C† (2)(3)(17)	26,117	261

Total Preferred Stock
(cost $205,950)		309,141

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

WARRANTS† — 0.0%
Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Expires 11/09/14	1,164	$79,850

Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)	3,658	13,260
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)	2,743	9,944

		23,204

Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(2)(3)	13,811	0

Total Warrants
(cost $72,304)		103,054

Total Long-Term Investment Securities
(cost $221,175,677)		219,967,443

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $205,000 and collateralized by $215,000 of United States Treasury Bills, bearing interest at 0.13% due 06/17/10 and having approximate value of $214,914	$205,000	205,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $5,438,005 and collateralized by $5,380,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $5,604,346	5,438,000	5,438,000

Total Repurchase Agreement
(cost $5,643,000)		5,643,000

TOTAL INVESTMENTS
(cost $226,818,677)(18)	99.1%	225,610,443
Other assets less liabilities	0.9	2,069,197

NET ASSETS —	100.0%	$227,679,640

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $61,136,799 representing 26.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $11,476,555 representing 5.0% of net assets.
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Bond in default
(6)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects stated rate.
(12)	Bond is in default and did not pay principal at maturity.

(13)	Company has filed bankruptcy in the country of issuance.
(14)	The fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.
(16)	A portion of the interests is paid in the form of additional bonds/loans.
(17)	Consists of more than one class of investments on a tax basis.
(18)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,492,420	$—	$1,492,420
U.S. Corporate Bonds & Notes	—	182,392,367	1,659,771	184,052,138
Foreign Corporate Bonds & Notes	—	22,493,725	—	22,493,725
Loans	—	3,927,966	4,926,905	8,854,871
Common Stock	2,236,162	—	425,932	2,662,094
Preferred Stock	308,880	—	261	309,141
Warrants	103,054	—	0	103,054
Repurchase Agreements	—	5,643,000	—	5,643,000

Total	$2,648,096	$215,949,478	$7,012,869	$225,610,443

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 8/31/2009	$98,350	$3,218,031	$5,233,524	$348,147	$261	$0
Accrued discounts/premiums	—	5,514	51,827	—	—	—
Realized gain (loss)	(137,690)	249,926	33	—	—	—
Change in unrealized appreciation (depreciation)	182,650	(143,989)	150,571	(127,918)	—	—
Net purchases (sales)	(143,310)	(1,778,567)	(1,326,967)	205,703	—	—
Transfers in and/or out of Level 3	—	108,856	817,917	—	—	—

Balance as of 2/28/2010	—	1,659,771	4,926,905	425,932	261	0

See Notes to Financial Statements

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Banks — Commercial	6.0%
Electronic Components — Misc.	3.9
Machinery — General Industrial	2.7
Chemicals — Diversified	2.3
Time Deposits	1.9
Insurance — Property/Casualty	1.9
Medical Products	1.9
Oil Companies — Exploration & Production	1.7
Finance — Other Services	1.6
Electronic Components — Semiconductors	1.6
Transport — Services	1.6
Insurance — Life/Health	1.5
Auto/Truck Parts & Equipment — Original	1.5
Oil — Field Services	1.3
Building — Heavy Construction	1.3
Chemicals — Specialty	1.3
Retail — Restaurants	1.3
Real Estate Operations & Development	1.3
Transport — Rail	1.3
Commercial Services	1.3
Building & Construction — Misc.	1.3
Oil Refining & Marketing	1.3
Airlines	1.2
Advertising Services	1.2
Diversified Operations	1.1
Building — Maintance & Services	1.1
Building Products — Cement	1.1
Diagnostic Kits	1.0
Food — Baking	1.0
Medical Instruments	1.0
Telecom Services	1.0
Electronics — Military	0.9
Cellular Telecom	0.9
Medical — Drugs	0.9
Semiconductor Equipment	0.9
Medical — Generic Drugs	0.8
Machinery — Material Handling	0.8
Investment Companies	0.8
Real Estate Management/Services	0.8
Veterinary Products	0.8
Food — Misc.	0.8
Food — Retail	0.8
Diversified Operations/Commercial Services	0.7
Security Services	0.7
Insurance — Reinsurance	0.7
Satellite Telecom	0.7
Electronic Measurement Instruments	0.7
Machinery — Electrical	0.7
Beverages — Non-alcoholic	0.7
Audio/Video Products	0.7
Transport — Truck	0.7
Investment Management/Advisor Services	0.7
Publishing — Newspapers	0.7
Machine Tools & Related Products	0.6
Apparel Manufacturers	0.6
Gambling (Non-Hotel)	0.6
Metal — Diversified	0.6
E-Commerce/Services	0.6
Rubber — Tires	0.6
Metal — Copper	0.6
Television	0.6
Transport — Marine	0.6
Recreational Vehicles	0.5
Retail — Misc./Diversified	0.5
Paper & Related Products	0.5
Miscellaneous Manufacturing	0.5
Internet Content — Information/News	0.5
Cosmetics & Toiletries	0.5
Photo Equipment & Supplies	0.5

Retail — Discount	0.5
Insurance — Multi-line	0.5
Consulting Services	0.5
Internet Connectivity Services	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Auto — Cars/Light Trucks	0.4
Building — Residential/Commercial	0.4
Distribution/Wholesale	0.4
Aerospace/Defense	0.4
Electric — Integrated	0.4
Medical Labs & Testing Services	0.4
Athletic Footwear	0.4
Multimedia	0.4
Electric Products — Misc.	0.4
Computers — Periphery Equipment	0.4
Engineering/R&D Services	0.4
Shipbuilding	0.4
Applications Software	0.4
Containers — Paper/Plastic	0.4
Alternative Waste Technology	0.4
Advanced Materials	0.4
Transactional Software	0.4
Batteries/Battery Systems	0.3
Telephone — Integrated	0.3
Footwear & Related Apparel	0.3
Metal Processors & Fabrication	0.3
Consumer Products — Misc.	0.3
Beverages — Wine/Spirits	0.3
Finance — Leasing Companies	0.3
Machinery — Construction & Mining	0.3
Rubber/Plastic Products	0.3
Computers — Integrated Systems	0.3
Diversified Minerals	0.3
Finance — Investment Banker/Broker	0.3
Appliances	0.3
Internet Infrastructure Software	0.3
Entertainment Software	0.2
Food — Dairy Products	0.2
Agricultural Operations	0.2
Food — Meat Products	0.2
Building Products — Air & Heating	0.2
Extended Service Contracts	0.2
Direct Marketing	0.2
Electronic Connectors	0.2
Funeral Services & Related Items	0.2
Coatings/Paint	0.2
Diversified Manufacturing Operations	0.2
Real Estate Investment Trusts	0.2
Banks — Money Center	0.2
Retail — Apparel/Shoe	0.2
Enterprise Software/Service	0.2
Retail — Hypermarkets	0.2
Machinery — Pumps	0.2
Industrial Gases	0.2
Diversified Financial Services	0.2
Tools — Hand Held	0.2
Retail — Bookstores	0.2
Petrochemicals	0.2
Optical Supplies	0.2
Computers	0.1
Web Portals/ISP	0.1
Power Converter/Supply Equipment	0.1
Educational Software	0.1
Transport — Equipment & Leasing	0.1
Textile — Products	0.1
Computer Services	0.1
Brewery	0.1
Finance — Credit Card	0.1
Retail — Pubs	0.1

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Travel Services	0.1%
Veterinary Diagnostics	0.1
Human Resources	0.1
Pipelines	0.1
Public Thoroughfares	0.1
Coal	0.1
Textile — Apparel	0.1
Insurance — Mutual	0.1
Schools	0.1
Retirement/Aged Care	0.1
Retail — Catalog Shopping	0.1
Internet Content — Entertainment	0.1
Independent Power Producers	0.1
Capacitors	0.1
Industrial Audio & Video Products	0.1
Gold Mining	0.1
Electric — Generation	0.1
Decision Support Software	0.1
Building & Construction Products — Misc.	0.1
Mining	0.1
Instruments — Controls	0.1
Energy — Alternate Sources	0.1
Hotels/Motels	0.1
Chemicals — Plastics	0.1
Retail — Sporting Goods	0.1
Retail — Regional Department Stores	0.1
Communications Software	0.1
Water	0.1
Rental Auto/Equipment	0.1
Mining Services	0.1

99.2%

Country Allocation*

Japan	24.4%
United Kingdom	16.0
France	7.4
Switzerland	5.2
United States	4.0
Italy	3.9
Germany	3.6
Ireland	2.6
Bermuda	2.4
Netherlands	2.2
Cayman Islands	2.1
South Korea	2.0
Spain	1.9
Sweden	1.8
Taiwan	1.8
Hong Kong	1.6
Denmark	1.6
Luxembourg	1.4
China	1.4
Norway	1.3
Austria	1.3
Brazil	1.1
Australia	0.9
Guernsey	0.8
Singapore	0.8
Cyprus	0.7
Indonesia	0.6
Finland	0.5
Turkey	0.5
Thailand	0.4
Philippines	0.4
Mexico	0.3
India	0.3
Greece	0.3
Jersey	0.3
Belgium	0.3
Hungary	0.2
South Africa	0.2
Chile	0.2
Malaysia	0.1
Russia	0.1
Panama	0.1
Papua New Guinea	0.1
Mauritius	0.1

99.2%

*	Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.9%
Australia — 0.9%
Bendigo and Adelaide Bank, Ltd.	99,404	$857,006
Billabong International, Ltd.	8,100	73,826
carsales.com.au, Ltd.†	124,094	541,608
Centamin Egypt, Ltd.†	872,682	1,546,898
Centennial Coal Co., Ltd.	117,618	384,744
Crane Group, Ltd.	52,760	397,182
Mineral Resources, Ltd.	50,000	304,708
Nufarm, Ltd.	38,555	336,201
Premier Investments, Ltd.	20,529	149,760
South Australia Coal Corp.(1)	135,626	12,155
Transfield Services, Ltd.	80,000	289,652
Webjet, Ltd.	47,534	100,110

		4,993,850

Austria — 1.3%
bwin Interactive Entertainment AG†	31,295	1,704,514
Conwert Immobilien Invest SE†	193,374	2,127,527
Oesterreichische Post AG	129,186	3,502,291

		7,334,332

Belgium — 0.3%
Ackermans & van Haaren NV	22,268	1,489,227

Bermuda — 2.4%
China Gas Holdings, Ltd.	1,118,000	584,771
China Yurun Food Group, Ltd.	274,000	820,713
CNPC Hong Kong, Ltd.	930,000	1,174,159
Digital China Holdings, Ltd.	419,000	658,555
GP Investments, Ltd. GDR†	71,400	369,416
Hiscox, Ltd.	100,508	544,973
Huabao International Holdings, Ltd.	157,000	157,968
Integrated Distribution Services Group, Ltd.	532,000	829,306
Jardine Matheson Holdings, Ltd.	42,000	1,148,280
Lancashire Holdings, Ltd.	705,491	5,163,515
Midland Holdings, Ltd.	670,000	632,698
Omega Insurance Holdings, Ltd.	344,114	574,552
Pacific Basin Shipping, Ltd.	859,000	685,018
Peace Mark Holdings, Ltd.†(1)	686,000	0
Ports Design, Ltd.	77,000	189,867
Texwinca Holdings, Ltd.	284,000	255,017

		13,788,808

Brazil — 0.9%
Aliansce Shopping Centers SA†	27,000	150,602
Brookfield Incorporacoes SA	99,900	500,840
Cia Hering	26,500	476,579
EDP - Energias do Brasil SA	22,500	438,882
Iguatemi Empresa de Shopping Centers SA	27,300	432,050
LLX Logistica SA†	83,800	442,383
Marfrig Alimentos SA	42,800	498,779
MPX Energia SA	26,000	387,738
Odontoprev SA	17,200	631,407
SEB - Sistema Educacional Brasileiro SA	36,500	464,544
Totvs SA	8,200	496,860

		4,920,664

British Virgin Islands — 0.0%
Playtech, Ltd.	33,088	248,731

Cayman Islands — 2.1%
AAC Acoustic Technologies Holdings, Inc.	740,000	1,153,546
Agile Property Holdings, Ltd.	832,000	1,061,149
China Dongxiang Group Co.	509,000	342,299
China High Speed Transmission Equipment Group Co., Ltd.	234,000	449,180
China Mengniu Dairy Co., Ltd.†	264,000	785,659

Security Description	Shares	Market Value (Note 2)

Cayman Islands (continued)
Daphne International Holdings, Ltd.	2,432,000	$1,870,492
Foxconn International Holdings, Ltd.†	270,000	277,230
Fufeng Group, Ltd.	326,000	237,292
HKR International, Ltd.	1,350,400	541,054
Integra Group Holdings GDR†	191,400	602,910
KWG Property Holding, Ltd.	1,115,000	739,776
Li Ning Co., Ltd.	163,750	512,632
NetEase.com, Inc. ADR†	10,900	423,574
Shanda Interactive Entertainment, Ltd. ADR†	9,323	422,332
Shenguan Holdings Group, Ltd.†	1,008,000	854,485
Shui On Land, Ltd.	107,500	52,350
SINA Corp.†	11,900	450,058
SPG Land Holdings, Ltd.	1,481,000	915,829
Xinyi Glass Holding Co., Ltd.	852,000	657,483

		12,349,330

Chile — 0.2%
Cia Cervecerias Unidas SA	64,000	494,072
Empresas La Polar SA	68,000	418,561

		912,633

China — 1.4%
Bank of China, Ltd.	2,480,000	1,201,317
China Construction Bank Corp.	1,733,000	1,308,320
Great Wall Motor Co., Ltd.	459,000	689,492
Shandong Chenming Paper Holdings, Ltd.	574,500	373,026
Shandong Weigao Group Medical Polymer Co., Ltd.	40,000	154,596
Weichai Power Co., Ltd.	253,900	1,924,984
Wumart Stores, Inc.	549,000	1,055,259
Zhejiang Expressway Co., Ltd.	616,000	558,691
Zhuzhou CSR Times Electric Co., Ltd.	485,000	953,486

		8,219,171

Cyprus — 0.7%
Bank of Cyprus Public Co., Ltd.	553,045	3,283,315
Globaltrans Investment PLC GDR†	73,770	848,355

		4,131,670

Denmark — 1.6%
DSV A/S†	199,576	3,105,595
FLSmidth & Co. A/S	58,028	3,694,698
SimCorp A/S	10,525	1,856,356
TrygVesta A/S	10,175	663,490

		9,320,139

Finland — 0.5%
Pohjola Bank PLC, Class A	25,687	285,060
UPM - Kymmene Oyj	234,472	2,514,242

		2,799,302

France — 7.4%
Eutelsat Communications	124,682	4,140,770
Groupe Eurotunnel SA	646,426	6,565,457
Guyenne et Gascogne SA	24,587	2,116,201
Havas SA	768,037	3,143,668
JC Decaux SA†	152,765	3,812,869
Lagardere SCA	62,756	2,291,388
Sa des Ciments Vicat	20,077	1,520,258
Safran SA	206,601	4,861,180
SCOR SE	143,969	3,517,855
SEB SA	23,553	1,514,711
SOITEC†	189,174	2,485,732
Thales SA	54,121	2,162,547
UBISOFT Entertainment†	91,083	1,112,984

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
France (continued)
Virbac SA	36,241	$3,623,592

		42,869,212

Germany — 3.6%
Adidas AG	46,712	2,314,601
Aixtron AG	79,338	2,333,461
Bilfinger Berger AG	63,324	3,993,086
Freenet AG†	132,139	1,890,134
Rheinmetall AG	81,443	5,100,147
Wirecard AG	413,521	4,972,480

		20,603,909

Greece — 0.3%
Public Power Corp. SA†	126,212	1,899,015

Guernsey — 0.8%
Tetragon Financial Group, Ltd.	1,176,685	4,530,237

Hong Kong — 1.6%
Bank of East Asia, Ltd.	33,140	121,252
China Everbright International, Ltd.	4,247,000	2,090,083
China Taiping Insurance Holdings Co., Ltd.†	812,400	2,517,115
Dah Sing Banking Group, Ltd.†	767,200	1,016,061
Denway Motors, Ltd.	1,562,000	869,326
Hutchison Whampoa, Ltd.	160,000	1,146,074
Shanghai Industrial Holdings, Ltd.	111,000	476,911
Techtronic Industries Co.	798,000	610,671
The Hongkong & Shanghai Hotels	44,500	62,145
Wharf Holdings, Ltd.	121,000	628,215

		9,537,853

Hungary — 0.2%
OTP Bank PLC†	52,400	1,441,958

India — 0.3%
GVK Power & Infrastructure, Ltd.†	448,778	420,988
HDFC Bank, Ltd. ADR	7,600	924,844
Jagran Prakashan, Ltd.	174,905	449,355
Sun TV Network, Ltd.	18,901	151,642

		1,946,829

Indonesia — 0.6%
AKR Corporindo Tbk PT	2,572,392	281,076
BW Plantation Tbk PT†	8,701,500	596,568
Delta Dunia Makmur Tbk PT†	2,278,500	383,208
Perusahaan Gas Negara PT	681,500	264,642
United Tractors Tbk PT	904,666	1,662,027

		3,187,521

Ireland — 2.6%
DCC PLC	278,637	7,322,538
FBD Holdings PLC	362,792	2,832,078
Glanbia PLC	184,300	622,989
Greencore Group PLC	1,357,965	2,408,418
Paddy Power PLC	60,103	1,906,855

		15,092,878

Isle of Man — 0.0%
Hansard Global PLC	54,839	155,948

Italy — 3.9%
Autogrill SpA†	453,341	5,629,702
Azimut Holding SpA	300,140	3,459,524
Buzzi Unicem SpA	84,893	1,055,378
DiaSorin SpA	161,647	5,410,222
Gruppo Editoriale L’Espresso SpA†	1,150,428	3,344,436

Security Description	Shares	Market Value (Note 2)

Italy (continued)
Mediolanum SpA	617,370	$3,497,071

		22,396,333

Japan — 24.4%
Aica Kogyo Co., Ltd.	184,200	1,946,804
Alpha Systems, Inc.	19,000	324,205
Asahi Diamond Industrial Co., Ltd.	126,000	945,940
Axell Corp.	28,400	1,026,102
Chugoku Marine Paints, Ltd.	190,000	1,227,531
Credit Saison Co., Ltd.	56,100	714,786
Dai - ichi Seiko Co., Ltd.	24,700	856,278
Daicel Chemical Industries, Ltd.	148,000	991,164
Dainippon Screen Manufacturing Co., Ltd.†	519,000	2,377,545
Daiseki Co., Ltd.	62,200	1,221,667
Dena Co., Ltd.	304	2,360,966
Disco Corp.	6,400	352,254
Don Quijote Co., Ltd.	91,600	2,319,770
Doshisha Co., Ltd.	20,700	496,269
Ebara Corp.†	209,000	997,422
Eiken Chemical Co., Ltd.	25,100	226,577
en - japan, Inc.	861	1,013,682
Enplas Corp.	28,400	520,403
EPS Co., Ltd.	314	1,277,630
Exedy Corp.	68,300	1,526,747
Ferrotec Corp.	59,200	749,620
Foster Electric Co., Ltd.	20,600	519,376
FP Corp.	44,600	2,095,841
Fuji Machine Manufacturing Co., Ltd.	99,100	1,600,636
Fujimi, Inc.	154,400	2,612,001
Funai Electric Co., Ltd.	25,100	1,083,443
GS Yuasa Corp.	89,000	623,085
Hajime Construction Co., Ltd.	48,000	1,874,726
HIS Co., Ltd.	36,500	656,914
Hitachi Chemical Co., Ltd.	25,500	522,370
Internet Initiative Japan, Inc.	223	441,758
Iriso Electronics Co., Ltd.	25,200	402,769
Japan Petroleum Exploration Co.	21,700	1,038,044
JVC Kenwood Holdings, Inc.†	2,414,700	1,059,973
Kajima Corp.	705,000	1,650,515
Kakaku.com, Inc.	622	2,436,333
Kawasaki Kisen Kaisha, Ltd.†	623,000	2,257,932
Koito Manufacturing Co., Ltd.	63,000	793,483
Konica Minolta Holdings, Inc.	278,500	2,880,764
Kureha Corp.	156,000	732,197
Lintec Corp.	75,400	1,423,218
M3, Inc.	589	2,187,743
Mani, Inc.	26,800	1,001,474
Micronics Japan Co., Ltd.	169,200	2,974,736
Mitsubishi UFJ Lease & Finance Co., Ltd.	48,850	1,687,990
Mori Seiki Co., Ltd.	211,500	2,240,098
Moshi Moshi Hotline, Inc.	65,800	1,315,333
Nabtesco Corp.	95,000	1,194,383
Nichicon Corp.	38,100	420,689
Nichii Gakkan Co.	37,700	352,622
Nidec Copal Corp.	54,300	735,246
Nihon M&A Center, Inc.	168	589,971
Nipro Corp.	37,500	737,380
Nishimatsuya Chain Co., Ltd.	68,900	647,549
Nissan Chemical Industries, Ltd.	88,000	1,183,634
Nissha Printing Co., Ltd.	62,100	2,198,261
Nomura Real Estate Holdings, Inc.	72,900	1,089,664
NPC, Inc	25,100	593,563
NTT Urban Development Corp.	3,659	2,915,833
Oenon Holdings, Inc.	205,000	392,256

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Ohara, Inc.	76,700	$1,219,845
Okasan Securities Group, Inc.	140,000	625,584
Okuma Corp.	559,000	3,322,100
Osaka Securities Exchange Co., Ltd.	448	2,433,001
Otsuka Corp.	21,300	1,311,396
Pigeon Corp.	40,900	1,595,121
Pioneer Corp.†	567,000	2,003,917
Rinnai Corp.	25,100	1,324,993
Saint Marc Holdings Co., Ltd.	25,100	840,481
Sakai Chemical Industry Co., Ltd.	216,000	943,306
Sawai Pharmaceutical Co., Ltd.	30,200	2,076,898
Shimadzu Corp.	111,000	829,580
Shin - Etsu Polymer Co., Ltd.	127,700	886,835
Star Micronics Co., Ltd.	309,500	3,058,596
Sumco Corp.†	161,800	2,933,871
Sumitomo Rubber Industries, Ltd.	420,200	3,424,220
Suruga Bank, Ltd.	686,000	6,292,870
Sysmex Corp.	22,700	1,349,046
T - Gaia Corp.	614	928,136
Taiheiyo Cement Corp.†	2,067,000	2,698,768
Taiko Pharmaceutical Co., Ltd.	23,500	415,274
Taiyo Ink Manufacturing Co., Ltd.	50,900	1,342,323
Taiyo Nippon Sanso Corp.	109,000	991,299
The Japan Steel Works, Ltd.	130,000	1,488,097
THK Co., Ltd.	47,600	922,051
Tokyu Livable, Inc.	96,200	781,771
Toridoll.corp.	624	1,135,695
Toshiba Machine Co., Ltd.	368,000	1,482,852
Toshiba Plant Systems & Services Corp.	85,000	1,004,558
Towa Corp.†	97,900	717,349
Toyo Tanso Co., Ltd.	23,900	1,238,781
TS Tech Co., Ltd.	62,400	1,061,948
Tsugami Corp.	339,000	1,625,460
Unicharm Petcare Corp.	33,200	1,068,738
Union Tool Co.	129,700	3,649,614
Village Vanguard Co., Ltd.	197	941,263
Works Applications Co., Ltd.	1,937	1,273,238
Yamaguchi Financial Group, Inc.	93,000	1,018,504
Yamaha Motor Co., Ltd.†	237,500	3,157,043
Yamatake Corp.	49,200	1,154,064

		141,205,651

Jersey — 0.3%
Beazley PLC	255,889	440,122
United Business Media, Ltd.	19,828	132,212
West China Cement, Ltd.†	140,667	980,215

		1,552,549

Luxembourg — 1.4%
Acergy SA	230,219	3,794,647
GlobeOp Financial Services	5,100	17,264
Millicom International Cellular SA	50,457	4,275,726
Ternium SA ADR†	6,500	222,495

		8,310,132

Malaysia — 0.1%
IJM Corp. BHD	402,160	523,145
Public Bank BHD	60,070	195,794

		718,939

Mauritius — 0.1%
Golden Agri - Resources, Ltd.†	895,474	337,626

Mexico — 0.3%
Corp GEO SA de CV, Series B†	188,500	555,392

Security Description	Shares	Market Value (Note 2)

Mexico (continued)
Genomma Lab Internacional SA de CV†	211,500	$648,152
Industrias CH SAB de CV†	117,000	380,893
Mexichem SAB de CV	189,500	441,777

		2,026,214

Netherlands — 2.2%
ASM International NV†	114,977	2,700,633
Koninklijke Bam Groep NV	127,248	1,007,723
Koninklijke Vopak NV†	45,474	3,344,282
SBM Offshore NV	167,032	2,963,532
SNS Reaal NV†	232,626	1,184,031
X5 Retail Group NV GDR†	38,367	1,235,418

		12,435,619

Norway — 1.3%
Aker Solutions ASA	248,749	3,293,950
Sparebank 1 SR Bank	453,700	4,146,043

		7,439,993

Panama — 0.1%
Copa Holdings SA, Class A	8,400	456,876

Papua New Guinea — 0.1%
New Britain Palm Oil, Ltd.	58,804	438,010

Philippines — 0.4%
Filinvest Land, Inc.	30,610,000	537,542
Metro Pacific Investments Corp.†	5,639,000	323,975
Security Bank Corp.	1,173,400	1,348,297

		2,209,814

Russia — 0.1%
Pharmstandard GDR†	33,088	685,252

Singapore — 0.8%
Cambridge Industrial Trust	1,787,000	565,707
City Developments, Ltd.	40,000	292,523
Ezra Holdings, Ltd.	95,000	151,384
Fortune Real Estate Investment Trust	1,540,000	624,956
Goodpack, Ltd.	764,000	760,902
SIA Engineering Co., Ltd.	233,000	580,138
Venture Corp., Ltd.	245,000	1,471,011

		4,446,621

South Africa — 0.2%
Aspen Pharmacare Holdings, Ltd.†	129,200	1,187,854
Impala Platinum Holdings, Ltd.	5,600	136,220

		1,324,074

South Korea — 1.8%
Cheil Industries, Inc.	9,075	461,613
Daegu Bank	41,530	529,911
Glovis Co., Ltd.	3,775	322,204
Hyundai Mobis	6,960	891,077
Intelligent Digital Integrated Security	33,905	409,233
Korea Investment Holdings Co., Ltd.	16,890	441,216
Korean Reinsurance Co.	75,510	683,555
LG Electronics, Inc.	2,361	217,801
LG Fashion Corp.	19,680	490,346
LG Household & Health Care, Ltd.	3,174	759,363
Samsung Electronics Co., Ltd.	2,989	1,917,248
Samsung Fire & Marine Insurance Co. Ltd.	2,958	470,516
SODIFF Advanced Materials Co., Ltd.	12,855	868,896
Sungwoo Hitech Co., Ltd.	41,848	510,517
Synopex, Inc.†	117,934	620,224
Taewoong Co., Ltd.	11,572	761,224

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
South Korea (continued)
Taeyoung Engineering & Construction	33,840	$144,416

		10,499,360

Spain — 1.9%
Antena 3 de Television SA	249,705	2,485,479
Iberia Lineas Aereas de Espana SA†	592,681	1,789,173
Obrascon Huarte Lain SA	168,973	3,741,135
Vueling Airlines SA†	249,567	3,109,380

		11,125,167

Sweden — 1.8%
Clas Ohlson AB	141,553	2,729,886
Elekta AB, Series B	142,410	3,595,304
Husqvarna AB, Class B†	267,720	1,723,519
Intrum Justitia AB	165,496	2,135,492

		10,184,201

Switzerland — 5.2%
Acino Holding AG	13,808	2,107,994
Actelion, Ltd.†	35,897	1,829,519
Aryzta AG	155,467	5,825,038
Banque Cantonale Vaudoise	9,959	4,436,008
Clariant AG†	322,638	3,495,933
EFG International AG	245,974	3,377,348
Gategroup Holding AG†	34,142	1,172,762
Nobel Biocare Holding AG	92,510	2,352,686
Sonova Holding AG	42,486	5,299,627

		29,896,915

Taiwan — 1.8%
Advantech Co., Ltd.	122,000	246,872
Chicony Electronics Co., Ltd.	248,819	605,901
China Life Insurance Co., Ltd.†	1,616,000	1,085,815
Delta Electronics, Inc.	144,000	419,799
Everlight Electronics Co., Ltd.	197,195	571,188
Far Eastern Department Stores Co., Ltd.	457,640	327,472
Foxconn Technology Co., Ltd.	24,000	84,933
Hon Hai Precision Industry Co., Ltd. GDR	73,400	623,166
InnoLux Display Corp.	247,370	351,705
International Games System Co., Ltd.	46,693	305,730
Polaris Securities Co., Ltd.†	757,000	370,564
Shin Zu Shing Co., Ltd.	123,620	462,527
Simplo Technology Co., Ltd.	141,600	743,927
St Shine Optical Co., Ltd.	140,000	899,213
Ta Chong Bank Co., Ltd.†	3,186,000	624,832
Transcend Information, Inc.	83,813	283,536
Wah Lee Industrial Corp.	622,000	773,803
Wistron Corp.	324,985	557,305
Yageo Corp.	2,442,000	837,540

		10,175,828

Thailand — 0.4%
BEC World PCL(2)	956,100	665,063
Big C Supercenter PCL(2)(4)	392,200	483,355
Kasikornbank PCL	326,000	887,343
Thoresen Thai Agencies PCL	265,630	193,609
TMB Bank PCL†(2)	8,949,600	354,574

		2,583,944

Turkey — 0.5%
BIM Birlesik Magazalar AS GDR	24,255	1,074,340
Turk Hava Yollari	518,600	1,643,156

		2,717,496

Security Description	Shares	Market Value (Note 2)

United Kingdom — 16.0%
Abbey Protection PLC	222,241	$264,321
Afren PLC†	280,513	349,666
Alternative Networks PLC	46,180	108,439
Amlin PLC	90,269	543,411
Ark Therapeutics Group PLC†	341,787	72,962
Aveva Group PLC	17,097	268,516
Avocet Mining PLC†	278,260	406,258
Axis - Shield PLC†	38,258	228,093
Babcock International Group PLC	565,959	4,543,558
Britvic PLC	611,995	3,976,236
BTG PLC†	168,350	462,060
Burberry Group PLC	367,501	3,505,085
Cairn Energy PLC†	684,700	3,491,237
Care UK PLC	72,876	464,209
Caretech Holdings PLC	16,144	98,465
Carillion PLC	162,329	701,222
Charles Taylor Consulting PLC	140,409	473,151
Chemring Group PLC	162,545	8,226,092
Cohort PLC	140,659	221,983
Connaught PLC	186,902	858,099
Croda International PLC	392,057	5,380,274
CVS Group PLC†	210,165	652,135
Dana Petroleum PLC†	132,434	2,213,211
Datacash Group PLC	66,562	204,002
Davis Service Group PLC	40,471	250,543
Dechra Pharmaceuticals PLC	129,090	895,605
Development Securities PLC	47,882	209,357
Devro PLC	70,214	184,147
Dignity PLC	122,207	1,256,871
Domino Printing Sciences PLC	99,760	517,948
E2V Technologies PLC†	181,887	131,044
eaga PLC	152,561	358,010
Education Development International PLC	110,000	230,626
Energybuild Group PLC†	558,122	157,439
Fenner PLC	395,829	1,126,846
Fidessa Group PLC	20,291	430,062
Filtrona PLC	122,221	348,498
G4S PLC	1,035,200	4,242,623
Group NBT PLC	40,452	197,688
Gulfsands Petroleum PLC†	89,869	332,303
H&T Group PLC	22,248	88,711
Hargreaves Services PLC	19,188	215,045
Headlam Group PLC	50,311	205,978
Healthcare Locums PLC	129,862	463,352
Hill & Smith Holdings PLC	72,381	354,001
Homeserve PLC	51,024	1,322,623
Hunting PLC	40,092	359,152
IG Group Holdings PLC	544,920	3,213,066
Immunodiagnostic Systems Holdings PLC	43,116	443,767
Intec Telecom Systems PLC	275,292	411,370
James Halstead PLC	30,092	257,411
JD Wetherspoon PLC†	102,698	703,889
Kazakhmys PLC†	166,468	3,403,864
Keller Group PLC	20,982	211,796
Kewill PLC	255,531	385,737
Laird PLC	236,342	460,198
Latchways PLC	12,500	126,749
London Stock Exchange Group PLC	171,893	1,742,981
Low & Bonar PLC	351,137	176,686
Marston’s PLC	167,481	230,859
May Gurney Integrated Services PLC	139,232	511,645
Mears Group PLC	218,459	881,898
Melrose PLC	150,281	398,947
Micro Focus International PLC	71,204	512,568

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Microgen PLC	40,000	$52,758
Mitie Group PLC	127,298	439,257
Morson Group PLC	133,571	169,045
Mouchel Group PLC	220,034	707,082
N Brown Group PLC	131,300	431,644
Northgate PLC†	105,528	307,497
Pace PLC	131,207	350,113
PayPoint PLC	87,675	508,010
Phoenix IT Group, Ltd.	104,286	459,554
Premier Oil PLC†	50,288	841,937
PZ Cussons PLC	121,663	533,717
Rensburg Sheppards PLC	61,213	549,758
Rentokil Initial PLC†	2,088,944	4,105,749
RM PLC	202,228	536,541
Rotork PLC	18,862	373,315
RPS Group PLC	84,759	232,633
RWS Holdings PLC	49,204	254,339
Salamander Energy PLC†	99,005	377,558
SDL PLC†	38,956	269,676
Serco Group PLC	121,016	1,021,347
Spectris PLC	21,369	256,757
Spirax - Sarco Engineering PLC	18,752	363,132
St James’s Place PLC	917,620	3,579,119
Synergy Health PLC	255,586	2,326,613
Ultra Electronics Holdings PLC	19,082	385,816
Valiant Petroleum PLC†	27,383	217,536
Vectura Group PLC†	182,380	177,979
Vedanta Resources PLC	92,676	3,600,637
Victrex PLC	19,141	253,920
VT Group PLC	213,141	2,169,357
Xchanging PLC	291,200	817,000

		92,333,984

United States — 2.1%
AsiaInfo Holdings, Inc.†	61,200	1,494,504
Autoliv, Inc.†	86,429	3,855,598
Central European Distribution Corp.†	39,600	1,320,660
Virgin Media, Inc.	340,927	5,523,017

		12,193,779

Total Common Stock
(cost $533,568,610)		559,467,594

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Banco ABC Brasil SA	74,000	503,666
Parana Banco SA	48,000	261,627
Suzano Papel e Celulose SA	24,600	253,194
Ultrapar Participacoes SA	10,500	468,307

		1,486,794

South Korea — 0.2%
Hyundai Motor Co.	27,410	983,064

Total Preferred Stock
(cost $2,575,605)		2,469,858

WARRANTS — 0.0%
Mauritius — 0.0%
Golden Agri - Resources, Ltd. Expires 07/24/12 (strike price 0.54 SGD)† (cost $0)	52,061	4,444

Total Long-Term Investment Securities
(cost $536,144,215)		561,941,896

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $11,265,000)	$11,265,000	$11,265,000

TOTAL INVESTMENTS
(cost $547,409,215)(3)	99.2%	573,206,896
Other assets less liabilities	0.8	4,391,040

NET ASSETS —	100.0%	$577,597,936

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the International Small Cap Equity Fund held the following restricted securities:

Name	Acquisi tion Date	Shares	Acquisi tion Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
BIG C Supercenter PCL Common Stock	12/15/09	60,000	$75,028
	12/16/09	229,500	287,140
	01/21/10	102,700	134,224

		392,200	$496,392	$483,355	$0.97	0.08%

ADR—American Depository Receipt

GDR—Global Depository Receipt

Currency Legend

SGD—Singapore Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$42,869,212	$—	$—	$42,869,212
Japan	141,205,651	—	—	141,205,651
Switzerland	29,896,915	—	—	29,896,915
United Kingdom	92,333,984	—	—	92,333,984
Other Countries*	251,646,685	1,502,992	12,155	253,161,832
Preferred Stock	2,469,858	—	—	2,469,858
Warrants	4,444	—	—	4,444
Short-Term Investment Securities:
Time Deposits	—	11,265,000	—	11,265,000

Total	$560,426,749	$12,767,992	$12,155	$573,206,896

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 8/31/2009	$16,643
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	11,897
Net purchases (sales)	(16,385)
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$12,155

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	8.1%
Oil Companies — Integrated	6.4
Diversified Manufacturing Operations	6.3
Banks — Super Regional	6.1
Medical — Drugs	5.8
Electric — Integrated	4.3
Oil Companies — Exploration & Production	3.5
Telephone — Integrated	3.4
Retail — Apparel/Shoe	2.6
Oil — Field Services	2.6
Computers — Memory Devices	2.3
Computers	2.3
Medical — HMO	2.3
Beverages — Non-alcoholic	2.2
Chemicals — Specialty	2.1
Medical — Wholesale Drug Distribution	1.7
Insurance — Reinsurance	1.7
Food — Meat Products	1.5
Oil Field Machinery & Equipment	1.5
Cosmetics & Toiletries	1.5
Cable/Satellite TV	1.4
Retail — Petroleum Products	1.4
Finance — Credit Card	1.4
Savings & Loans/Thrifts	1.4
Food — Misc.	1.2
Consumer Products — Misc.	1.2
Food — Canned	1.1
Paper & Related Products	1.0
Registered Investment Companies	1.0
Real Estate Investment Trusts	1.0
Multimedia	0.9
Power Converter/Supply Equipment	0.8
Retail — Discount	0.8
Electronic Parts Distribution	0.8
Insurance — Life/Health	0.7
Pipelines	0.7
Auto — Cars/Light Trucks	0.7
Printing — Commercial	0.7
Telecommunication Equipment	0.7
Appliances	0.6
Metal Processors & Fabrication	0.6
Chemicals — Diversified	0.6
Banks — Commercial	0.6
Auto/Truck Parts & Equipment — Original	0.5
Toys	0.5
Distribution/Wholesale	0.5
Aerospace/Defense	0.5
Oil & Gas Drilling	0.5
Investment Management/Advisor Services	0.5
Computer Services	0.5
Retail — Building Products	0.5
Building — Residential/Commercial	0.5
Machine Tools & Related Products	0.4
Funeral Services & Related Items	0.4
Hospital Beds/Equipment	0.4
Coatings/Paint	0.4
Retail — Regional Department Stores	0.4
Steel — Producers	0.4
Gas — Distribution	0.4
Electronic Connectors	0.4
Medical — Outpatient/Home Medical	0.4
Office Automation & Equipment	0.4
Tools — Hand Held	0.3
Electronic Components — Semiconductors	0.3
Broadcast Services/Program	0.3
Auto — Heavy Duty Trucks	0.3
Publishing — Newspapers	0.3
Containers — Paper/Plastic	0.3

Medical Products	0.3
E-Commerce/Services	0.2

100.3%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.3%
Aerospace/Defense — 0.5%
Northrop Grumman Corp.	13,500	$827,010

Appliances — 0.6%
Whirlpool Corp.	11,700	984,672

Auto - Cars/Light Trucks — 0.7%
Ford Motor Co.†	91,300	1,071,862

Auto - Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	13,200	503,184

Auto/Truck Parts & Equipment - Original — 0.5%
Autoliv, Inc.†	10,500	468,405
TRW Automotive Holdings Corp.†	14,700	394,989

		863,394

Banks - Commercial — 0.6%
Fulton Financial Corp.	91,400	879,268

Banks - Super Regional — 6.1%
Capital One Financial Corp.	31,000	1,170,250
PNC Financial Services Group, Inc.	38,944	2,093,629
US Bancorp	97,604	2,402,035
Wells Fargo & Co.	143,794	3,931,328

		9,597,242

Beverages - Non - alcoholic — 2.2%
Coca - Cola Enterprises, Inc.	50,500	1,290,275
Dr Pepper Snapple Group, Inc.	68,200	2,165,350

		3,455,625

Broadcast Services/Program — 0.3%
Liberty Media Corp., Class A†	15,000	507,600

Building - Residential/Commercial — 0.5%
NVR, Inc.†	1,007	713,258

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	87,700	1,441,788
DISH Network Corp., Class A	41,900	836,743

		2,278,531

Chemicals - Diversified — 0.6%
Huntsman Corp.	64,100	880,093

Chemicals - Specialty — 2.1%
Albemarle Corp.	20,000	749,800
Ashland, Inc.	13,600	640,288
Cabot Corp.	17,100	496,926
Cytec Industries, Inc.	14,000	597,380
Eastman Chemical Co.	13,000	774,150

		3,258,544

Coatings/Paint — 0.4%
RPM International, Inc.	34,500	664,125

Computer Services — 0.5%
Computer Sciences Corp.†	13,900	719,881

Computers — 2.3%
Hewlett - Packard Co.	34,700	1,762,413
International Business Machines Corp.	14,900	1,894,684

		3,657,097

Computers - Memory Devices — 2.3%
EMC Corp.†	106,500	1,862,685
Seagate Technology†	56,100	1,116,951
Western Digital Corp.†	17,700	683,751

		3,663,387

Security Description	Shares	Market Value (Note 2)

Consumer Products - Misc. — 1.2%
Jarden Corp.	58,500	$1,875,510

Containers - Paper/Plastic — 0.3%
Sonoco Products Co.	14,000	414,120

Cosmetics & Toiletries — 1.5%
The Estee Lauder Cos., Inc., Class A	19,000	1,142,470
The Procter & Gamble Co.	19,431	1,229,594

		2,372,064

Distribution/Wholesale — 0.5%
Tech Data Corp.†	19,500	835,380

Diversified Banking Institutions — 8.1%
Bank of America Corp.	216,646	3,609,323
Citigroup, Inc.†	197,100	670,140
JP Morgan Chase & Co.	122,331	5,134,232
Morgan Stanley	29,723	837,594
The Goldman Sachs Group, Inc.	16,498	2,579,462

		12,830,751

Diversified Manufacturing Operations — 6.3%
Carlisle Cos., Inc.	11,000	377,300
Eaton Corp.	26,500	1,805,180
General Electric Co.	274,986	4,416,275
Illinois Tool Works, Inc.	30,400	1,383,808
Ingersoll-Rand PLC	33,900	1,081,749
Parker Hannifin Corp.	15,500	934,805

		9,999,117

E - Commerce/Services — 0.2%
Expedia, Inc.†	17,300	384,752

Electric - Integrated — 4.3%
Constellation Energy Group, Inc.	58,700	2,058,609
Dominion Resources, Inc.	45,300	1,720,947
DTE Energy Co.	49,200	2,136,264
TECO Energy, Inc.	56,900	872,277

		6,788,097

Electronic Components - Semiconductors — 0.3%
Intel Corp.	25,500	523,515

Electronic Connectors — 0.4%
Thomas & Betts Corp.†	16,788	606,047

Electronic Parts Distribution — 0.8%
Avnet, Inc.†	43,200	1,192,752

Finance - Credit Card — 1.4%
American Express Co.	56,700	2,165,373

Food - Canned — 1.1%
Del Monte Foods Co.	151,400	1,774,408

Food - Meat Products — 1.5%
Smithfield Foods, Inc.†	67,400	1,159,954
Tyson Foods, Inc., Class A	74,600	1,271,184

		2,431,138

Food - Misc. — 1.2%
General Mills, Inc.	27,300	1,965,873

Funeral Services & Related Items — 0.4%
Service Corp. International	88,000	709,280

Gas - Distribution — 0.4%
NiSource, Inc.	43,200	648,864

Hospital Beds/Equipment — 0.4%
Kinetic Concepts, Inc.†	16,500	691,680

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Insurance - Life/Health — 0.7%
Prudential Financial, Inc.	21,600	$1,132,056

Insurance - Reinsurance — 1.7%
Endurance Specialty Holdings, Ltd.	44,200	1,699,932
Reinsurance Group of America, Inc.	20,200	960,106

		2,660,038

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	19,100	764,573

Machine Tools & Related Products — 0.4%
Lincoln Electric Holdings, Inc.	14,900	710,730

Medical Products — 0.3%
Johnson & Johnson	6,500	409,500

Medical - Drugs — 5.8%
Endo Pharmaceuticals Holdings, Inc.†	50,300	1,144,325
Forest Laboratories, Inc.†	36,562	1,092,472
Merck & Co., Inc.	25,700	947,816
Pfizer, Inc.	340,427	5,974,494

		9,159,107

Medical - HMO — 2.3%
Humana, Inc.†	39,700	1,879,001
UnitedHealth Group, Inc.	52,000	1,760,720

		3,639,721

Medical - Outpatient/Home Medical — 0.4%
Lincare Holdings, Inc.†	14,900	598,384

Medical - Wholesale Drug Distribution — 1.7%
AmerisourceBergen Corp.	30,000	841,200
Cardinal Health, Inc.	53,800	1,827,586

		2,668,786

Metal Processors & Fabrication — 0.6%
Timken Co.	34,500	904,935

Multimedia — 0.9%
The Walt Disney Co.	20,200	631,048
Time Warner, Inc.	29,704	862,604

		1,493,652

Office Automation & Equipment — 0.4%
Xerox Corp.	61,000	571,570

Oil & Gas Drilling — 0.5%
Nabors Industries, Ltd.†	36,600	806,664

Oil Companies - Exploration & Production — 3.5%
Apache Corp.	7,800	808,392
Occidental Petroleum Corp.	40,507	3,234,484
XTO Energy, Inc.	34,100	1,558,370

		5,601,246

Oil Companies - Integrated — 6.4%
Chevron Corp.	43,152	3,119,890
ConocoPhillips	26,919	1,292,112
Exxon Mobil Corp.	87,883	5,712,395

		10,124,397

Oil Field Machinery & Equipment — 1.5%
National Oilwell Varco, Inc.	54,600	2,373,462

Oil - Field Services — 2.6%
Oil States International, Inc.†	31,400	1,350,828
Schlumberger, Ltd.	44,200	2,700,620

		4,051,448

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Paper & Related Products — 1.0%
International Paper Co.	70,400	$1,631,168

Pipelines — 0.7%
Spectra Energy Corp.	51,400	1,120,520

Power Converter/Supply Equipment — 0.8%
Hubbell, Inc., Class B	26,900	1,260,265

Printing - Commercial — 0.7%
R.R. Donnelley & Sons Co.	52,400	1,042,236

Publishing - Newspapers — 0.3%
Gannett Co., Inc.	28,800	436,320

Real Estate Investment Trusts — 1.0%
Annaly Capital Management, Inc.	82,327	1,513,170

Retail - Apparel/Shoe — 2.6%
Limited Brands, Inc.	67,700	1,496,847
Phillips - Van Heusen Corp.	20,600	896,512
Ross Stores, Inc.	35,900	1,755,869

		4,149,228

Retail - Building Products — 0.5%
Home Depot, Inc.	23,000	717,600

Retail - Discount — 0.8%
Big Lots, Inc.†	37,500	1,256,250

Retail - Petroleum Products — 1.4%
World Fuel Services Corp.	82,200	2,171,724

Retail - Regional Department Stores — 0.4%
Macy’s, Inc.	34,500	660,675

Savings & Loans/Thrifts — 1.4%
New York Community Bancorp, Inc.	137,700	2,132,973

Steel - Producers — 0.4%
Reliance Steel & Aluminum Co.	14,900	660,666

Telecommunication Equipment — 0.7%
Harris Corp.	22,800	1,031,016

Telephone - Integrated — 3.4%
AT&T, Inc.	152,410	3,781,292
Verizon Communications, Inc.	55,754	1,612,963

		5,394,255

Tools - Hand Held — 0.3%
Snap - On, Inc.	12,900	544,638

Toys — 0.5%
Mattel, Inc.	38,300	842,217

Total Long-Term Investment Securities
(cost $149,044,825)		156,968,684

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
VALIC Co. I Money Market I Fund(1) (cost $1,566,389)	$1,566,389	1,566,389

TOTAL INVESTMENTS
(cost $150,611,214)(2)	100.3%	158,535,073
Liabilities in excess of other assets	(0.3)	(508,156)

NET ASSETS —	100.0%	$158,026,917

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (See Note 3).
(2)	See Note 5 for cost of investments on a tax basis.

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks — Super Regional	$9,597,242	$—	$—	$9,597,242
Diversified Banking Institutions	12,830,751	—	—	12,830,751
Diversified Manufacturing Operations	9,999,117	—	—	9,999,117
Medical — Drugs	9,159,107	—	—	9,159,107
Oil Companies-Integrated	10,124,397	—	—	10,124,397
Other Industries*	105,258,070	—	—	105,258,070
Short-Term Investment Securities:
Registered Investment Companies	—	1,566,389	—	1,566,389

Total	$156,968,684	$1,566,389	$—	$158,535,073

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Electronic Components — Semiconductors	4.7%
Repurchase Agreements	4.4
Transport — Truck	3.7
Apparel Manufacturers	3.7
Schools	3.0
Computer Services	2.8
Oil Companies — Exploration & Production	2.7
Medical — Biomedical/Gene	2.5
Coal	2.3
Oil & Gas Drilling	2.2
Insurance — Life/Health	2.2
Oil — Field Services	2.0
Distribution/Wholesale	1.8
Medical — HMO	1.8
Computer Aided Design	1.7
Retail — Regional Department Stores	1.7
Cosmetics & Toiletries	1.6
Investment Management/Advisor Services	1.6
Computers — Memory Devices	1.6
Commercial Services	1.5
Retail — Apparel/Shoe	1.5
Real Estate Management/Services	1.5
Consumer Products — Misc.	1.5
Machinery — Electrical	1.4
Engineering/R&D Services	1.4
Diversified Manufacturing Operations	1.4
Insurance — Multi-line	1.4
Machinery — Construction & Mining	1.3
Containers — Metal/Glass	1.3
Applications Software	1.3
Machinery — Pumps	1.3
Wireless Equipment	1.2
Electronic Connectors	1.2
Internet Security	1.2
Aerospace/Defense — Equipment	1.2
Hotels/Motels	1.2
X-Ray Equipment	1.1
Pharmacy Services	1.0
Agricultural Chemicals	1.0
Retail — Restaurants	1.0
Electronic Forms	1.0
Chemicals — Specialty	1.0
Semiconductor Equipment	1.0
Private Corrections	1.0
Auction Houses/Art Dealers	1.0
Retail — Auto Parts	1.0
Instruments — Scientific	0.9
Non-Hazardous Waste Disposal	0.9
Human Resources	0.9
Transactional Software	0.9
Medical Products	0.9
Research & Development	0.9
Retail — Perfume & Cosmetics	0.9
Retail — Automobile	0.9
Transport — Services	0.9
Steel — Producers	0.8
Medical Instruments	0.8
Finance — Investment Banker/Broker	0.8
Rubber — Tires	0.8
Batteries/Battery Systems	0.8
Casino Services	0.8
Physical Therapy/Rehabilitation Centers	0.8
Banks — Fiduciary	0.7
Semiconductor Components — Integrated Circuits	0.7
Metal — Copper	0.7
Dialysis Centers	0.6
Medical — Drugs	0.6
Respiratory Products	0.5
Telecommunication Equipment	0.5
Banks — Super Regional	0.5

99.4%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.0%
Aerospace/Defense - Equipment — 1.2%
BE Aerospace, Inc.†	84,297	$2,183,292

Agricultural Chemicals — 1.0%
Intrepid Potash, Inc.†	69,796	1,920,786

Apparel Manufacturers — 3.7%
Carter’s, Inc.†	79,290	2,272,451
Coach, Inc.	53,981	1,967,068
Hanesbrands, Inc.†	96,257	2,495,944

		6,735,463

Applications Software — 1.3%
Check Point Software Technologies†	71,474	2,330,052

Auction House/Art Dealers — 1.0%
KAR Auction Services, Inc.†	134,175	1,797,945

Banks - Fiduciary — 0.7%
State Street Corp.	29,806	1,338,588

Banks - Super Regional — 0.5%
Capital One Financial Corp.	23,067	870,779

Batteries/Battery Systems — 0.8%
Energizer Holdings, Inc.†	25,876	1,499,514

Casino Services — 0.8%
International Game Technology	81,728	1,434,326

Chemicals - Specialty — 1.0%
Albemarle Corp.	49,510	1,856,130

Coal — 2.3%
CONSOL Energy, Inc.	40,416	2,035,350
Walter Energy, Inc.	28,325	2,225,495

		4,260,845

Commercial Services — 1.5%
Alliance Data Systems Corp.†	50,639	2,807,426

Computer Aided Design — 1.7%
Autodesk, Inc.†	113,387	3,161,230

Computer Services — 2.8%
Cognizant Technology Solutions Corp., Class A†	58,955	2,837,504
IHS, Inc., Class A†	44,087	2,283,707

		5,121,211

Computers - Memory Devices — 1.6%
NetApp, Inc.†	43,140	1,294,631
Western Digital Corp.†	41,176	1,590,629

		2,885,260

Consumer Products - Misc. — 1.5%
Jarden Corp.	85,620	2,744,977

Containers - Metal/Glass — 1.3%
Crown Holdings, Inc.†	85,919	2,347,307

Cosmetics & Toiletries — 1.6%
The Estee Lauder Cos., Inc., Class A	49,291	2,963,868

Dialysis Centers — 0.6%
Fresenius Medical Care AG & Co. KGaA	21,808	1,138,798

Distribution/Wholesale — 1.8%
Fastenal Co.	37,328	1,656,243
LKQ Corp.†	87,920	1,683,668

		3,339,911

Diversified Manufacturing Operations — 1.4%
Cooper Industries PLC, Class A	55,788	2,530,544

Security Description	Shares	Market Value (Note 2)

Electronic Components - Semiconductors — 4.7%
Altera Corp.	85,392	$2,086,127
Avago Technologies, Ltd.†	147,357	2,674,529
Broadcom Corp., Class A	57,836	1,811,423
Xilinx, Inc.	83,072	2,145,750

		8,717,829

Electronic Connectors — 1.2%
Amphenol Corp., Class A	53,610	2,232,857

Electronic Forms — 1.0%
Adobe Systems, Inc.†	54,329	1,882,500

Engineering/R&D Services — 1.4%
The Shaw Group, Inc.†	73,090	2,536,223

Finance - Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.†	86,275	1,508,950

Hotel/Motels — 1.2%
Orient - Express Hotels, Ltd., Class A†	189,005	2,160,327

Human Resources — 0.9%
Robert Half International, Inc.	62,369	1,740,095

Instruments - Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	35,822	1,747,039

Insurance - Life/Health — 2.2%
Aflac, Inc.	41,750	2,064,538
Lincoln National Corp.	75,613	1,903,935

		3,968,473

Insurance - Multi-line — 1.4%
Genworth Financial, Inc., Class A†	158,601	2,528,100

Internet Security — 1.2%
McAfee, Inc.†	56,138	2,228,117

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	41,022	2,917,895

Machinery - Construction & Mining — 1.3%
Bucyrus International, Inc.	37,812	2,365,519

Machinery - Electrical — 1.4%
Baldor Electric Co.	84,910	2,667,872

Machinery - Pumps — 1.3%
Flowserve Corp.	23,055	2,307,575

Medical Instruments — 0.8%
NuVasive, Inc.†	37,773	1,509,031

Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	94,639	1,714,859

Medical - Biomedical/Gene — 2.5%
Charles River Laboratories International, Inc.†	25,168	954,371
Talecris Biotherapeutics Holdings Corp.†	92,307	1,977,216
United Therapeutics Corp.†	29,132	1,672,468

		4,604,055

Medical - Drugs — 0.6%
Shire PLC	52,212	1,120,153

Medical - HMO — 1.8%
Aetna, Inc.	42,405	1,271,726
AMERIGROUP Corp.†	76,523	2,011,024

		3,282,750

Metal - Copper — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	17,077	1,283,507

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	61,923	$1,742,513

Oil & Gas Drilling — 2.2%
Atlas Energy, Inc.†	62,224	2,030,991
Noble Corp.†	46,844	1,979,628

		4,010,619

Oil Companies - Exploration & Production — 2.7%
Continental Resources, Inc.†	79,351	3,132,777
EXCO Resources, Inc.	94,146	1,780,301

		4,913,078

Oil - Field Services — 2.0%
Key Energy Services, Inc.†	253,701	2,572,528
Petroleum Geo - Services ASA†	87,270	1,105,422

		3,677,950

Pharmacy Services — 1.0%
Express Scripts, Inc.†	20,127	1,932,393

Physical Therapy/Rehabilitation Centers — 0.8%
Psychiatric Solutions, Inc.†	66,200	1,419,990

Private Corrections — 1.0%
Corrections Corp. of America†	84,400	1,806,160

Real Estate Management/Services — 1.5%
Jones Lang LaSalle, Inc.	43,152	2,748,351

Research & Development — 0.9%
Pharmaceutical Product Development, Inc.	80,724	1,700,048

Respiratory Products — 0.5%
ResMed, Inc.†	17,200	981,776

Retail - Apparel/Shoe — 1.5%
American Eagle Outfitters, Inc.	165,428	2,790,770

Retail - Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	44,744	1,758,439

Retail - Automobile — 0.9%
Copart, Inc.†	45,969	1,640,174

Retail - Perfume & Cosmetics — 0.9%
Ulta Salon Cosmetics & Fragrance, Inc.†	91,075	1,669,405

Retail - Regional Department Stores — 1.7%
Macy’s, Inc.	160,108	3,066,068

Retail - Restaurants — 1.0%
Texas Roadhouse, Inc., Class A†	141,613	1,901,863

Rubber - Tires — 0.8%
The Goodyear Tire & Rubber Co.†	115,673	1,502,592

Schools — 3.0%
Capella Education Co.†	36,353	3,019,844
ITT Educational Services, Inc.†	23,441	2,556,006

		5,575,850

Semiconductor Components - Integrated Circuits — 0.7%
Marvell Technology Group, Ltd.†	66,663	1,287,929

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Semiconductor Equipment — 1.0%
ASML Holding NV	59,597	1,826,693

Steel - Producers — 0.8%
Steel Dynamics, Inc.	93,662	1,529,501

Telecommunication Equipment — 0.5%
Tellabs, Inc.	133,729	924,067

Transactional Software — 0.9%
Solera Holdings, Inc.	50,723	$1,732,698

Transport - Services — 0.9%
UTi Worldwide, Inc.	109,194	1,630,267

Transport - Truck — 3.7%
Con-way, Inc.	49,020	1,592,660
J.B. Hunt Transport Services, Inc.	53,869	1,911,272
Knight Transportation, Inc.	82,036	1,620,211
Landstar System, Inc.	41,309	1,647,816

		6,771,959

Wireless Equipment — 1.2%
Crown Castle International Corp.†	59,225	2,238,705

X-Ray Equipment — 1.1%
Hologic, Inc.†	118,529	2,044,625

Total Long-Term Investment Securities
(cost $144,734,120)		175,116,461

REPURCHASE AGREEMENT — 4.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $8,128,007 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $8,375,268 (cost $8,128,000)	$8,128,000	8,128,000

TOTAL INVESTMENTS
(cost $152,862,120)(1)	99.4%	183,244,461
Other assets less liabilities	0.6	1,047,369

NET ASSETS —	100.0%	$184,291,830

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$175,116,461	$—	$—	$175,116,461
Repurchase Agreement	—	8,128,000	—	8,128,000

Total	$175,116,461	$8,128,000	$—	$183,244,461

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Electric — Integrated	6.5%
Oil Companies — Exploration & Production	4.8
Insurance — Reinsurance	4.4
Diversified Manufacturing Operations	4.2
Real Estate Investment Trusts	3.9
Investment Management/Advisor Services	3.3
Insurance — Life/Health	3.1
Banks — Super Regional	3.0
Retail — Apparel/Shoe	2.4
Containers — Metal/Glass	2.0
Building — Residential/Commercial	1.9
Airlines	1.8
Electronic Parts Distribution	1.7
Medical — HMO	1.7
Semiconductor Equipment	1.6
Banks — Commercial	1.6
Electronic Components — Misc.	1.6
Medical — Drugs	1.6
Commercial Services	1.5
Medical — Wholesale Drug Distribution	1.5
Chemicals — Diversified	1.5
Medical — Generic Drugs	1.5
Telecom Services	1.3
Television	1.3
Food — Misc.	1.3
Transport — Truck	1.2
Gas — Distribution	1.2
Containers — Paper/Plastic	1.2
Telephone — Integrated	1.0
Coal	1.0
Engineering/R&D Services	1.0
Time Deposits	1.0
Auto/Truck Parts & Equipment — Original	0.9
Chemicals — Specialty	0.9
Retail — Regional Department Stores	0.9
Aerospace/Defense	0.8
Finance — Credit Card	0.8
Electric Products — Misc.	0.7
Agricultural Chemicals	0.7
Tools — Hand Held	0.7
Electronic Connectors	0.7
Apparel Manufacturers	0.7
Computer Services	0.7
Human Resources	0.7
Beverages — Non-alcoholic	0.7
Repurchase Agreements	0.6
Oil & Gas Drilling	0.6
Toys	0.6
Finance — Investment Banker/Broker	0.6
Metal — Iron	0.6
Applications Software	0.6
Machinery — Construction & Mining	0.6
Computer Graphics	0.6
Appliances	0.6
Semiconductor Components — Integrated Circuits	0.6
Water Treatment Systems	0.6
Hotels/Motels	0.6
Machinery — Farming	0.6
Internet Security	0.6
Consumer Products — Misc.	0.6
Food — Meat Products	0.6
Medical — Outpatient/Home Medical	0.6
Travel Services	0.6
Insurance — Property/Casualty	0.5
Building & Construction — Misc.	0.5
Forestry	0.5
Aerospace/Defense — Equipment	0.5
Cable/Satellite TV	0.5
Food — Dairy Products	0.5

Oil Field Machinery & Equipment	0.5
Food — Confectionery	0.5
Retail — Office Supplies	0.5
Distribution/Wholesale	0.5
Real Estate Management/Services	0.4
Oil — Field Services	0.4
Telecom Equipment — Fiber Optics	0.4
Agricultural Operations	0.4
Food — Retail	0.4
Insurance — Multi-line	0.4
Real Estate Operations & Development	0.3
Enterprise Software/Service	0.3
Cosmetics & Toiletries	0.3
Steel — Producers	0.3
Medical Labs & Testing Services	0.3
E-Commerce/Services	0.2
Medical — Hospitals	0.2
Tobacco	0.2
Electronic Components — Semiconductors	0.2
Therapeutics	0.2
Leisure Products	0.2
Investment Companies	0.2
Savings & Loans/Thrifts	0.1
Machine Tools & Related Products	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.0%
Aerospace/Defense — 0.8%
Esterline Technologies Corp.†	52,300	$2,152,145
Teledyne Technologies, Inc.†	60,000	2,260,200

		4,412,345

Aerospace/Defense - Equipment — 0.5%
Goodrich Corp.	40,267	2,642,723

Agricultural Chemicals — 0.7%
Agrium, Inc.	59,000	3,820,250

Agricultural Operations — 0.4%
Bunge, Ltd.	36,200	2,157,158

Airlines — 1.8%
Delta Air Lines, Inc.†	713,775	9,221,973

Apparel Manufacturers — 0.7%
VF Corp.	48,900	3,783,882

Appliances — 0.6%
Whirlpool Corp.	38,186	3,213,734

Applications Software — 0.6%
Check Point Software Technologies†	101,573	3,311,280

Auto/Truck Parts & Equipment - Original — 0.9%
Magna International, Inc., Class A	34,255	1,952,192
WABCO Holdings, Inc.	108,621	2,904,526

		4,856,718

Banks - Commercial — 1.4%
Associated Banc - Corp.	110,300	1,423,973
BOK Financial Corp.	55,638	2,558,235
First Midwest Bancorp, Inc.	8,100	110,079
Regions Financial Corp.	413,804	2,793,177
Umpqua Holdings Corp.	53,200	663,936

		7,549,400

Banks - Super Regional — 3.0%
Comerica, Inc.	172,961	6,240,433
Fifth Third Bancorp	309,002	3,772,914
Huntington Bancshares, Inc.	543,231	2,612,941
SunTrust Banks, Inc.	124,658	2,968,107

		15,594,395

Beverages - Non - alcoholic — 0.7%
Dr Pepper Snapple Group, Inc.	112,440	3,569,970

Building & Construction - Misc. — 0.5%
Multiplan Empreendimentos Imobiliarios SA	158,000	2,731,328

Building - Residential/Commercial — 1.9%
MDC Holdings, Inc.	185,100	6,334,122
Toll Brothers, Inc.†	195,600	3,683,148

		10,017,270

Cable/Satellite TV — 0.5%
Cablevision Systems Corp., Class A	109,187	2,629,223

Chemicals - Diversified — 1.5%
Celanese Corp., Class A	82,184	2,563,319
FMC Corp.	92,400	5,282,508

		7,845,827

Chemicals - Specialty — 0.9%
Albemarle Corp.	69,161	2,592,846
Cytec Industries, Inc.	50,400	2,150,568

		4,743,414

Security Description	Shares	Market Value (Note 2)

Coal — 1.0%
Alpha Natural Resources, Inc.†	46,578	$2,143,054
CONSOL Energy, Inc.	59,600	3,001,456

		5,144,510

Commercial Services — 1.5%
PHH Corp.†	437,200	8,092,572

Computer Graphics — 0.6%
Cie Generale de Geophysique-Veritas ADR†	135,300	3,262,083

Computer Services — 0.7%
Computer Sciences Corp.†	72,609	3,760,420

Consumer Products - Misc. — 0.6%
Jarden Corp.	94,936	3,043,648

Containers - Metal/Glass — 2.0%
Greif, Inc., Class A	63,700	3,263,988
Owens - Illinois, Inc.†	145,300	4,306,692
Rexam PLC	700,619	2,981,635

		10,552,315

Containers - Paper/Plastic — 1.2%
Bemis Co., Inc.	57,632	1,685,772
Packaging Corp. of America	97,863	2,329,139
Sonoco Products Co.	71,268	2,108,108

		6,123,019

Cosmetics & Toiletries — 0.3%
Alberto - Culver Co.	55,796	1,546,665

Distribution/Wholesale — 0.5%
WW Grainger, Inc.	23,447	2,383,388

Diversified Manufacturing Operations — 4.2%
Barnes Group, Inc.	245,700	3,945,942
Dover Corp.	65,100	2,946,426
Eaton Corp.	68,833	4,688,904
Ingersoll - Rand PLC	59,783	1,907,675
Pentair, Inc.	165,500	5,388,680
Textron, Inc.	168,000	3,346,560

		22,224,187

E - Commerce/Services — 0.2%
Expedia, Inc.	56,341	1,253,024

Electric Products - Misc. — 0.7%
AMETEK, Inc.	100,200	3,911,808

Electric - Integrated — 6.5%
Allegheny Energy, Inc.	86,600	1,961,490
CMS Energy Corp.	263,534	4,024,164
Edison International	107,415	3,504,952
Entergy Corp.	34,132	2,593,008
Northeast Utilities	187,300	4,794,880
NV Energy, Inc.	469,600	5,217,256
Westar Energy, Inc.	90,400	1,934,560
Wisconsin Energy Corp.	152,420	7,381,701
Xcel Energy, Inc.	127,230	2,647,656

		34,059,667

Electronic Components - Misc. — 1.6%
Flextronics International, Ltd.†	518,662	3,609,887
Kingboard Laminates Holdings, Ltd.	6,362,000	4,917,710

		8,527,597

Electronic Components - Semiconductors — 0.2%
Micron Technology, Inc.†	109,425	991,390

Electronic Connectors — 0.7%
Thomas & Betts Corp.†	105,600	3,812,160

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Electronic Parts Distribution — 1.7%
Arrow Electronics, Inc.†	285,092	$8,042,445
Avnet, Inc.†	39,231	1,083,168

		9,125,613

Engineering/R&D Services — 1.0%
URS Corp.†	109,481	5,090,866

Enterprise Software/Service — 0.3%
BMC Software, Inc.†	42,277	1,557,485

Finance - Credit Card — 0.8%
Discover Financial Services	315,120	4,301,388

Finance - Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.†	190,200	3,326,598

Finance - Other Services — 0.0%
Solar Cayman Ltd.*(1)(2)(3)(5)	120,200	48,080

Food - Confectionery — 0.5%
The J.M. Smucker Co.	41,382	2,469,678

Food - Dairy Products — 0.5%
Dean Foods Co.†	179,900	2,624,741

Food - Meat Products — 0.6%
BRF - Brasil Foods SA	113,300	2,764,867
BRF - Brasil Foods SA ADR†	4,900	241,619

		3,006,486

Food - Misc. — 1.3%
ConAgra Foods, Inc.	180,356	4,411,508
PureCircle, Ltd.†	628,526	2,295,310

		6,706,818

Food - Retail — 0.4%
Safeway, Inc.	84,921	2,118,117

Forestry — 0.5%
Sino - Forest Corp.†*(2)	84,300	1,640,012
Sino - Forest Corp.†	55,600	1,081,669

		2,721,681

Gas - Distribution — 1.2%
Sempra Energy	52,994	2,605,715
UGI Corp.	151,816	3,802,991

		6,408,706

Hotel/Motels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	81,044	3,136,403

Human Resources — 0.7%
Manpower, Inc.	36,026	1,856,060
Team Health Holdings, Inc.†	119,000	1,725,500

		3,581,560

Insurance - Life/Health — 3.1%
Lincoln National Corp.	159,906	4,026,433
Principal Financial Group, Inc.	117,400	2,724,854
Unum Group	451,174	9,388,931

		16,140,218

Insurance - Multi - line — 0.4%
Hartford Financial Services Group, Inc.	83,446	2,033,579

Insurance - Property/Casualty — 0.5%
Fidelity National Financial, Inc., Class A	92,400	1,316,700
First American Corp.	46,500	1,498,695

		2,815,395

Security Description	Shares	Market Value (Note 2)

Insurance - Reinsurance — 4.4%
Everest Re Group, Ltd.	88,058	$7,521,914
PartnerRe, Ltd.	59,631	4,747,224
Platinum Underwriters Holdings, Ltd.	110,255	4,122,435
Reinsurance Group of America, Inc.	139,259	6,618,980

		23,010,553

Internet Security — 0.6%
McAfee, Inc.†	76,700	3,044,223

Investment Management/Advisor Services — 3.3%
Affiliated Managers Group, Inc.†	44,176	3,142,239
Ameriprise Financial, Inc.	257,826	10,320,775
Invesco, Ltd.	190,200	3,727,920

		17,190,934

Leisure Products — 0.2%
WMS Industries, Inc.†	21,951	832,601

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	12,700	330,835

Machinery - Construction & Mining — 0.6%
Terex Corp.†	169,600	3,302,112

Machinery - Farming — 0.6%
AGCO Corp.†	89,800	3,075,650

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	18,900	1,385,559

Medical - Drugs — 1.6%
Endo Pharmaceuticals Holdings, Inc.†	101,312	2,304,848
Forest Laboratories, Inc.†	87,894	2,626,273
King Pharmaceuticals, Inc.†	300,500	3,380,625

		8,311,746

Medical - Generic Drugs — 1.5%
Impax Laboratories, Inc.†	498,415	7,680,575

Medical - HMO — 1.7%
CIGNA Corp.	260,008	8,907,874

Medical - Hospitals — 0.2%
Universal Health Services, Inc., Class B	34,419	1,067,677

Medical - Outpatient/Home Medical — 0.6%
Amedisys, Inc.†	51,500	2,968,975

Medical - Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	281,759	7,900,522

Metal - Iron — 0.6%
Cliffs Natural Resources, Inc.	58,919	3,323,032

Oil & Gas Drilling — 0.6%
Ensco International PLC ADR	36,600	1,616,622
Noble Corp.†	41,149	1,738,957

		3,355,579

Oil Companies - Exploration & Production — 4.8%
Cobalt International Energy, Inc.†	157,700	1,946,018
Newfield Exploration Co.†	195,226	9,970,192
Noble Energy, Inc.	99,176	7,204,145
Pioneer Natural Resources Co.	75,346	3,514,891
Whiting Petroleum Corp.†	35,932	2,689,510

		25,324,756

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	63,206	2,599,663

Oil - Field Services — 0.4%
SBM Offshore NV	124,955	2,216,989

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 3.9%
Boston Properties, Inc.	28,170	$1,913,588
Chimera Investment Corp.	1,485,016	5,940,064
Essex Property Trust, Inc.	27,975	2,403,053
Federal Realty Investment Trust	43,092	2,971,624
Liberty Property Trust	69,277	2,142,738
Piedmont Office Realty Trust, Inc.	38,700	648,225
Ventas, Inc.	72,036	3,183,271
Vornado Realty Trust	21,520	1,414,294

		20,616,857

Real Estate Management/Services — 0.4%
BR Malls Participacoes SA†	174,600	2,270,481

Real Estate Operations & Development — 0.3%
Iguatemi Empresa de Shopping Centers SA	99,600	1,576,272

Registered Investment Companies — 0.2%
Solar Capital, Ltd.†(2)(3)(4)	48,344	802,970

Retail - Apparel/Shoe — 2.4%
Abercrombie & Fitch Co., Class A	59,136	2,153,733
American Eagle Outfitters, Inc.	177,000	2,985,990
AnnTaylor Stores Corp.†	90,500	1,557,505
Guess?, Inc.	49,262	2,009,397
Ross Stores, Inc.	77,300	3,780,743

		12,487,368

Retail - Office Supplies — 0.5%
OfficeMax, Inc.†	151,640	2,421,691

Retail - Regional Department Stores — 0.9%
Macy’s, Inc.	234,556	4,491,747

Savings & Loans/Thrifts — 0.1%
Beneficial Mutual Bancorp, Inc.†	84,004	788,798

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	37,631	1,100,330
Linear Technology Corp.	75,500	2,051,335

		3,151,665

Semiconductor Equipment — 1.6%
Teradyne, Inc.†	212,800	2,125,872
Varian Semiconductor Equipment Associates, Inc.†	217,550	6,543,904

		8,669,776

Steel - Producers — 0.3%
Steel Dynamics, Inc.	93,225	1,522,364

Telecom Equipment - Fiber Optics — 0.4%
JDS Uniphase Corp.†	202,100	2,168,533

Telecom Services — 1.3%
Virgin Media, Inc.	434,500	7,038,900

Telephone - Integrated — 1.0%
Qwest Communications International, Inc.	705,067	3,215,106
Windstream Corp.	220,254	2,231,173

		5,446,279

Television — 1.3%
CBS Corp., Class B	527,046	6,846,328

Therapeutics — 0.2%
Theravance, Inc.†	89,071	969,983

Tobacco — 0.2%
Lorillard, Inc.	13,725	1,002,474

Tools - Hand Held — 0.7%
The Stanley Works	66,701	3,818,632

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Toys — 0.6%
Mattel, Inc.	151,600	$3,333,684

Transport - Truck — 1.2%
J.B. Hunt Transport Services, Inc.	100,100	3,551,548
Werner Enterprises, Inc.	132,558	2,957,369

		6,508,917

Travel Services — 0.6%
Thomas Cook Group PLC	817,479	2,939,227

Water Treatment Systems — 0.6%
Nalco Holding Co.	135,100	3,142,426

Total Common Stock
(cost $466,565,952)		515,847,982

PREFERRED STOCK — 0.2%
Banks - Commercial — 0.2%
Umpqua Holdings Corp., Series B 15.00% (cost $997,700)	90,700	1,120,145

Total Long-Term Investment Securities
(cost $467,563,652)		516,968,127

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $5,074,000)	$5,074,000	5,074,000

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $3,367,003 and collateralized by $3,330,000 of Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $3,468,861 (cost $3,367,000)	3,367,000	3,367,000

TOTAL INVESTMENTS
(cost $476,004,652)(6)	99.8%	525,409,127
Other assets less liabilities	0.2	982,389

NET ASSETS —	100.0%	$526,391,516

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $1,688,092 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Mid Cap Value Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Solar Capital Common Stock	3/9/2007	48,344	$1,754,920	$802,970	$36.30	0.2%
Solar Cayman Ltd. Common Stock	3/9/2007	120,200	1,803,000	48,080	0.40	0.0
Sino-Forest Corp. Common Stock	12/11/2009	84,300	1,338,032	1,640,012	19.45	0.3

				$2,491,062		0.5%

(3)	Illiquid security. At February 28, 2010, the aggregate value of the securities was $851,050, representing 0.2% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Electric — Integrated	$34,059,667	$—	$—	$34,059,667
Other Industries*	480,937,265	802,970	48,080	481,788,315
Preferred Stock	1,120,145	—	—	1,120,145
Short-Term Investment Securities:
Time Deposit	—	5,074,000	—	5,074,000
Repurchase Agreement	—	3,367,000	—	3,367,000

Total	$516,117,077	$9,243,970	$48,080	$525,409,127

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 8/31/2009	$1,121,466
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	681,534
Net purchases (sales)	(1,754,920)
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$48,080

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	41.7%
Domestic Equity Investment Companies	40.2
International Equity Investment Companies	12.7
Real Estate Investment Companies	5.4

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 40.2%
VALIC Co. I Blue Chip Growth Fund	962,398	$8,420,984
VALIC Co. I Small Cap Special Values Fund	1,377,403	10,509,582
VALIC Co. I Stock Index Fund	577,874	12,794,124
VALIC Co. I Value Fund	919,617	7,687,995
VALIC Co. II Capital Appreciation Fund	837,126	7,115,568
VALIC Co. II Mid Cap Value Fund	759,367	10,631,136
VALIC Co. II Small Cap Growth Fund†	151,421	1,558,125
VALIC Co. II Small Cap Value Fund	837,122	9,015,809

Total Domestic Equity Investment Companies
(cost $53,958,506)		67,733,323

Fixed Income Investment Companies — 41.7%
VALIC Co. I Government Securities Fund	79,066	826,243
VALIC Co. II Core Bond Fund	2,474,550	24,745,506
VALIC Co. II High Yield Bond Fund	2,321,671	16,158,830
VALIC Co. II Strategic Bond Fund	2,713,727	28,521,269

Total Fixed Income Investment Companies
(cost $65,307,439)		70,251,848

International Equity Investment Companies — 12.7%
VALIC Co. I Foreign Value Fund	1,288,389	10,616,330
VALIC Co. I International Equities Fund	1,870,355	10,829,354

Total International Equity Investment Companies
(cost $19,171,184)		21,445,684

Real Estate Investment Companies — 5.4%
VALIC Co. I Global Real Estate Fund (cost $7,198,473)	1,241,470	9,099,975

TOTAL INVESTMENTS
(cost $145,635,602)(2)	100.0%	168,530,830
Liabilities in excess of other assets	0.0	(60,547)

NET ASSETS —	100.0%	$168,470,283

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$67,733,323	$—	$—	$67,733,323
Fixed Income Investment Companies	70,251,848	—	—	70,251,848
International Equity Investment Companies	21,445,684	—	—	21,445,684
Real Estate Investment Companies	9,099,975	—	—	9,099,975

Total	$168,530,830	$—	$—	$168,530,830

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

U.S. Government Agencies	55.3%
Repurchase Agreement	13.9
Foreign Bank	9.9
Diversified Financial Services	4.7
Finance	4.2
Commercial Banks — Canadian	3.5
Domestic Bank	3.4
Super-Regional Banks — US	3.0
Money Center Banks	2.3

100.2%

Weighted Average Days to Maturity	55.3

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 86.3%
Certificates of Deposit — 13.5%
Barclays Bank PLC 0.63% due 03/08/10(1)	$7,400,000	$7,400,000
Calyon 0.39% due 03/15/10(1)	600,000	599,973
Calyon 0.39% due 04/05/10(1)	3,000,000	2,999,897
Deutsche Bank AG 0.65% due 10/05/10	3,900,000	3,900,000
Deutsche Bank AG 0.85% due 03/18/10(1)	3,650,000	3,657,084
Nordea Bank Finland 0.15% due 03/31/10	3,350,000	3,350,000
Royal Bank of Canada 0.23% due 03/09/10(1)	3,500,000	3,500,000
Royal Bank of Canada 0.29% due 03/22/10(1)	4,250,000	4,250,000

Total Certificates of Deposit
(amortized cost $29,656,954)		29,656,954

U.S. Corporate Bonds & Notes — 17.5%
Bank of America NA Senior Notes 0.26% due 03/22/10(1)	3,100,000	3,100,000
Bank of America NA Senior Notes 0.85% due 05/12/10(1)	3,500,000	3,503,934
Citigroup, Inc. Senior Notes 0.40% due 05/18/10(1)	250,000	249,479
Citigroup Funding, Inc. Company Guar. Notes 1.30% due 05/07/10(1)	10,050,000	10,044,869
General Electric Capital Corp. Senior Notes 0.28% due 03/12/10(1)	1,730,000	1,730,037
General Electric Capital Corp. Senior Notes 0.31% due 04/06/10(1)	300,000	300,116
General Electric Capital Corp. Senior Notes 0.40% due 03/12/10(1)	3,250,000	3,250,000
General Electric Capital Corp. Senior Notes 0.66% due 03/09/10(1)	420,000	420,472
General Electric Capital Corp. FDIC Guar. Notes 0.89% due 03/09/10(1)	3,500,000	3,522,898
JPMorgan Chase & Co. FDIC Guar. Notes 0.33% due 05/24/10(1)	1,000,000	1,000,000
JPMorgan Chase & Co. Senior Notes 0.57% due 03/24/10(1)	4,000,000	4,007,949
Wachovia Bank NA Senior Notes 0.33% due 03/02/10(1)	1,855,000	1,854,161
Wachovia Corp. Senior Notes 0.41% due 03/01/10(1)	3,750,000	3,749,565

Security Description	Principal Amount	Market Value (Note 2)

U.S. Corporate Bonds & Notes (continued)
Wells Fargo & Co. Senior Notes 0.47% due 05/20/10(1)	$1,770,000	$1,771,259

Total U.S. Corporate Bonds & Notes
(amortized cost $38,504,739)		38,504,739

U.S. Government Agencies — 55.3%
Federal Farm Credit Bank 0.23% due 03/27/10(1)	4,000,000	3,999,655
0.66% due 03/01/10(1)	3,800,000	3,800,000
4.75% due 05/07/10	215,000	216,658
5.25% due 09/13/10	35,000	35,802
Federal Home Loan Bank 0.12% due 04/21/10	3,000,000	2,999,490
0.15% due 04/13/10(1)	9,500,000	9,499,233
0.15% due 06/14/10	2,000,000	1,999,125
0.20% due 04/08/10(1)	5,000,000	5,000,149
0.21% due 03/21/10(1)	8,000,000	8,000,000
0.35% due 04/13/10(1)	3,800,000	3,800,000
0.50% due 10/19/10	7,600,000	7,599,237
0.90% due 04/07/10	1,500,000	1,499,923
1.05% due 03/05/10	3,800,000	3,799,974
4.13% due 08/13/10	195,000	197,882
5.00% due 09/01/10	40,000	40,818
7.63% due 05/14/10	35,000	35,499
Federal Home Loan Mtg. Corp. 0.08% due 03/17/10	3,600,000	3,599,872
0.14% due 04/27/10	2,100,000	2,099,534
0.15% due 04/12/10(1)	3,000,000	2,999,981
0.17% due 06/17/10	1,500,000	1,499,258
0.19% due 07/13/10	3,200,000	3,197,737
0.20% due 07/23/10	2,000,000	1,998,400
0.20% due 08/17/10	1,000,000	999,061
0.21% due 04/26/10	3,800,000	3,798,759
0.22% due 04/26/10	3,800,000	3,798,700
0.24% due 04/26/10	3,800,000	3,798,581
0.28% due 10/26/10	2,500,000	2,495,436
0.30% due 04/07/10(1)	3,500,000	3,499,615
0.32% due 09/14/10	1,000,000	998,249
5.13% due 08/23/10	155,000	158,155
Federal National Mtg. Assoc. 0.11% due 03/17/10	4,100,000	4,099,800
0.14% due 04/13/10(1)	6,500,000	6,499,853
0.15% due 06/01/10	1,500,000	1,499,425
0.18% due 05/24/10	4,000,000	3,998,320
0.19% due 07/19/10	3,300,000	3,297,562
0.20% due 05/05/10(1)	3,800,000	3,799,806
0.20% due 06/14/10	3,000,000	2,998,250
0.21% due 08/02/10	3,000,000	2,997,305
0.21% due 08/04/10	3,530,000	3,526,788
3.63% due 05/28/10	45,000	45,324
4.25% due 08/15/10	326,000	331,059
4.38% due 06/21/10	300,000	303,397
4.50% due 06/01/10	712,000	718,952

Total U.S. Government Agencies
(amortized cost $121,580,624)		121,580,624

Total Short-Term Investment Securities — 86.3%
(amortized cost $189,742,317)		189,742,317

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 13.9%
UBS Securities LLC Joint Repurchase Agreement(2) (cost $30,466,000)	$30,466,000	$30,466,000

TOTAL INVESTMENTS
(amortized cost $220,208,317)(3)	100.2%	220,208,317
Liabilities in excess of other assets	(0.2)	(537,598)

NET ASSETS —	100.0%	$219,670,719

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$29,656,954	$—	$29,656,954
U.S. Corporate Bonds & Notes	—	38,504,739	—	38,504,739
U.S. Government Agencies	—	121,580,624	—	121,580,624
Repurchase Agreement	—	30,466,000	—	30,466,000

Total	$—	$220,208,317	$—	$220,208,317

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Retail — Apparel/Shoe	6.9%
Enterprise Software/Service	5.1
Medical — Biomedical/Gene	4.1
Electronic Components — Semiconductors	3.1
Oil Companies — Exploration & Production	3.1
Medical Instruments	2.9
Transport — Truck	2.6
Medical — Drugs	2.5
Medical — HMO	2.5
Applications Software	2.3
Patient Monitoring Equipment	2.2
Apparel Manufacturers	2.1
Internet Application Software	2.0
Computers — Integrated Systems	1.9
Schools	1.9
Medical Labs & Testing Services	1.5
Building & Construction Products — Misc.	1.5
Retirement/Aged Care	1.4
Retail — Office Supplies	1.4
Insurance — Property/Casualty	1.4
Aerospace/Defense — Equipment	1.4
Wireless Equipment	1.4
Semiconductor Equipment	1.3
Therapeutics	1.3
Commercial Services — Finance	1.3
Retail — Building Products	1.3
Time Deposits	1.3
Educational Software	1.2
Building Products — Air & Heating	1.2
Investment Management/Advisor Services	1.2
Telecom Services	1.2
Machinery — General Industrial	1.1
Banks — Commercial	1.1
Physical Therapy/Rehabilitation Centers	1.1
Medical Imaging Systems	1.0
Metal Processors & Fabrication	1.0
Home Furnishings	1.0
Internet Security	1.0
Machinery — Electrical	1.0
Building — Heavy Construction	1.0
Semiconductor Components — Integrated Circuits	1.0
Decision Support Software	1.0
Diversified Manufacturing Operations	0.9
Private Corrections	0.9
Recreational Centers	0.9
Machinery — Pumps	0.9
Drug Delivery Systems	0.9
Communications Software	0.9
Computer Aided Design	0.8
Computers — Periphery Equipment	0.8
Retail — Restaurants	0.8
Internet Content — Information/News	0.8
Advanced Materials	0.8
Non — Hazardous Waste Disposal	0.8
Medical — Outpatient/Home Medical	0.8
Oil — Field Services	0.7
Chemicals — Diversified	0.7
Satellite Telecom	0.7
Power Converter/Supply Equipment	0.7
Batteries/Battery Systems	0.7
Retail — Perfume & Cosmetics	0.7
Computer Data Security	0.6
Theaters	0.6
Investment Companies	0.6
Retail — Home Furnishings	0.6
Retail — Appliances	0.6
Networking Products	0.6
Internet Infrastructure Software	0.5
E-Marketing/Info	0.5

Savings & Loans/Thrifts	0.5
Resorts/Theme Parks	0.5
Finance — Investment Banker/Broker	0.5
Medical Information Systems	0.4
Footwear & Related Apparel	0.4

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Notes 2)

COMMON STOCK — 98.6%
Advanced Materials — 0.8%
STR Holdings, Inc.†	22,600	$375,386

Aerospace/Defense - Equipment — 1.4%
HEICO Corp.	14,180	675,677

Apparel Manufacturers — 2.1%
G - III Apparel Group, Ltd.†	34,000	712,980
Under Armour, Inc., Class A†	11,600	302,296

		1,015,276

Applications Software — 2.3%
NetSuite, Inc.†	39,850	492,546
Nuance Communications, Inc.†	43,890	631,577

		1,124,123

Banks - Commercial — 1.1%
City National Corp.	5,000	249,600
Columbia Banking System, Inc.	13,300	272,118

		521,718

Batteries/Battery Systems — 0.7%
EnerSys†	14,400	328,176

Building & Construction Products - Misc. — 1.5%
Simpson Manufacturing Co., Inc.	8,670	213,109
Trex Co., Inc.†	24,800	495,752

		708,861

Building Products - Air & Heating — 1.2%
Lennox International, Inc.	13,650	576,030

Building - Heavy Construction — 1.0%
Orion Marine Group, Inc.†	26,500	465,340

Chemicals - Diversified — 0.7%
Innospec, Inc.†	33,090	352,409

Commercial Services - Finance — 1.3%
Coinstar, Inc.†	12,100	359,128
Morningstar, Inc.†	6,090	268,569

		627,697

Communications Software — 0.9%
SolarWinds, Inc.†	21,920	412,315

Computer Aided Design — 0.8%
ANSYS, Inc.†	9,310	408,337

Computer Data Security — 0.6%
Fortinet, Inc.†	18,300	314,394

Computer Services — 0.0%
Syntel, Inc.	10	339

Computers - Integrated Systems — 1.9%
NCI, Inc.†	11,730	330,434
Riverbed Technology, Inc.†	21,200	577,700

		908,134

Computers - Periphery Equipment — 0.8%
Compellent Technologies, Inc.†	25,300	392,909

Decision Support Software — 1.0%
MSCI, Inc., Class A†	15,350	460,193

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	12,940	443,842

Drug Delivery Systems — 0.9%
Nektar Therapeutics†	34,500	427,455

E - Marketing/Info — 0.5%
Digital River, Inc.†	8,690	228,460

Security Description	Shares	Market Value (Notes 2)

Educational Software — 1.2%
Blackboard, Inc.†	15,340	$599,487

Electronic Components - Semiconductors — 3.1%
Cavium Networks, Inc.†	22,600	540,140
Mellanox Technologies, Ltd.†	17,100	322,506
Monolithic Power Systems, Inc.†	31,600	641,796

		1,504,442

Enterprise Software/Service — 5.1%
Concur Technologies, Inc.†	10,000	393,400
MedAssets, Inc.†	30,150	652,747
Omnicell, Inc.†	54,760	740,903
Taleo Corp., Class A†	27,940	657,708

		2,444,758

Finance - Investment Banker/Broker — 0.5%
Broadpoint Gleacher Securities, Inc.†	56,300	225,763

Footwear & Related Apparel — 0.4%
Iconix Brand Group, Inc.†	13,810	179,944

Home Furnishings — 1.0%
Tempur - Pedic International, Inc.†	16,700	474,280

Insurance - Property/Casualty — 1.4%
ProAssurance Corp.†	7,000	373,240
Tower Group, Inc.	13,592	309,490

		682,730

Internet Application Software — 2.0%
Art Technology Group, Inc.†	148,900	591,133
DealerTrack Holdings, Inc.†	25,240	358,913

		950,046

Internet Content - Information/News — 0.8%
Archipelago Learning, Inc.†	21,500	390,655

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	4,470	249,426

Internet Security — 1.0%
Sourcefire, Inc.†	20,020	467,667

Investment Companies — 0.6%
PennantPark Investment Corp.	29,362	299,492

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	4,530	322,219
Calamos Asset Management, Inc., Class A	18,370	245,056

		567,275

Machinery - Electrical — 1.0%
Baldor Electric Co.	14,860	466,901

Machinery - General Industrial — 1.1%
Wabtec Corp.	14,400	549,216

Machinery - Pumps — 0.9%
Graco, Inc.	15,800	433,078

Medical Imaging Systems — 1.0%
Vital Images, Inc.†	31,770	503,237

Medical Information Systems — 0.4%
athenahealth, Inc.†	5,180	190,831

Medical Instruments — 2.9%
Bruker Corp.†	56,650	708,125
Micrus Endovascular Corp.†	13,200	267,036
Thoratec Corp.†	15,420	444,867

		1,420,028

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Notes 2)

COMMON STOCK (continued)
Medical Labs & Testing Services — 1.5%
Genoptix, Inc.†	10,380	$338,077
ICON PLC ADR†	16,130	379,861

		717,938

Medical - Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	4,690	232,249
ARIAD Pharmaceuticals, Inc.†	69,700	177,038
Enzo Biochem, Inc.†	75,010	392,302
Exelixis, Inc.†	32,930	213,057
Halozyme Therapeutics, Inc.†	56,530	309,219
Human Genome Sciences, Inc.†	12,300	346,245
Incyte Corp.†	29,700	316,602

		1,986,712

Medical - Drugs — 2.5%
Cumberland Pharmaceuticals, Inc.†	30,300	336,330
Medivation, Inc.†	7,590	273,316
Myriad Pharmaceuticals, Inc.†	28,265	135,955
Sucampo Pharmaceuticals, Inc. Class A†	36,520	125,994
ViroPharma, Inc.†	26,400	328,944

		1,200,539

Medical - HMO — 2.5%
Health Net, Inc.†	27,200	628,048
Healthspring, Inc.†	30,030	552,852

		1,180,900

Medical - Outpatient/Home Medical — 0.8%
Amedisys, Inc.†	6,400	368,960

Metal Processors & Fabrication — 1.0%
Commercial Metals Co.	29,980	491,672

Networking Products — 0.6%
Switch & Data Facilities Co., Inc.†	16,080	287,671

Non - Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.†	11,000	369,820

Oil Companies - Exploration & Production — 3.1%
Concho Resources, Inc.†	9,240	429,198
Forest Oil Corp.†	22,990	623,029
Swift Energy Co.†	14,200	423,018

		1,475,245

Oil - Field Services — 0.7%
Oceaneering International, Inc.†	5,860	354,237

Patient Monitoring Equipment — 2.2%
Insulet Corp.†	39,990	587,853
Masimo Corp.	16,245	449,824

		1,037,677

Physical Therapy/Rehabilitation Centers — 1.1%
Psychiatric Solutions, Inc.†	24,130	517,588

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	26,000	349,180

Private Corrections — 0.9%
The Geo Group, Inc.†	22,220	439,289

Recreational Centers — 0.9%
Life Time Fitness, Inc.†	17,214	436,547

Resort/Theme Parks — 0.5%
Vail Resorts, Inc.†	6,300	226,863

Security Description	Shares	Market Value (Notes 2)

Retail - Apparel/Shoe — 6.9%
AnnTaylor Stores Corp.†	34,000	$585,140
DSW, Inc., Class A†	29,000	780,970
J Crew Group, Inc.†	14,030	590,382
Lululemon Athletica, Inc.†	12,100	346,665
Talbots, Inc.†	48,300	523,572
The Children’s Place Retail Stores, Inc.†	13,500	515,835

		3,342,564

Retail - Appliances — 0.6%
Hhgregg, Inc.†	14,100	294,267

Retail - Building Products — 1.3%
Lumber Liquidators Holdings, Inc.†	28,300	627,694

Retail - Home Furnishings — 0.6%
Kirkland’s, Inc.†	17,900	296,424

Retail - Office Supplies — 1.4%
OfficeMax, Inc.†	42,900	685,113

Retail - Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	17,490	320,592

Retail - Restaurants — 0.8%
The Cheesecake Factory, Inc.†	16,580	392,117

Retirement/Aged Care — 1.4%
Emeritus Corp.†	39,130	686,340

Satellite Telecom — 0.7%
DigitalGlobe, Inc.†	14,680	350,265

Savings & Loans/Thrifts — 0.5%
WSFS Financial Corp.	7,440	228,334

Schools — 1.9%
American Public Education, Inc.†	12,170	526,474
Lincoln Educational Services Corp.†	16,410	365,943

		892,417

Semiconductor Components - Integrated Circuits — 1.0%
Hittite Microwave Corp.†	11,140	464,984

Semiconductor Equipment — 1.3%
Varian Semiconductor Equipment Associates, Inc.†	12,870	387,130
Verigy, Ltd.†	26,500	263,940

		651,070

Telecom Services — 1.2%
Cbeyond, Inc.†	19,540	242,296
Neutral Tandem, Inc.†	19,400	312,728

		555,024

Theaters — 0.6%
National CineMedia, Inc.	19,190	308,767

Therapeutics — 1.3%
BioMarin Pharmaceutical, Inc.†	18,290	365,800
Onyx Pharmaceuticals, Inc.†	5,100	141,576
Theravance, Inc.†	11,710	127,522

		634,898

Transport - Truck — 2.6%
Landstar System, Inc.	12,960	516,974
Marten Transport, Ltd.†	19,500	367,380
Old Dominion Freight Line, Inc.†	11,370	349,514

		1,233,868

Wireless Equipment — 1.4%
Viasat, Inc.†	21,740	660,896

Total Long-Term Investment Securities
(cost $43,438,059)		47,432,799

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Notes 2)

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $611,000)	$611,000	$611,000

TOTAL INVESTMENTS
(cost $44,049,059)(1)	99.9%	48,043,799
Other assets less liabilities	0.1	30,290

NET ASSETS —	100.0%	$48,074,089

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Enterprise Software/Service	$2,444,758	$—	$—	$2,444,758
Retail — Apparel/Shoe	3,342,564	—	—	3,342,564
Other Industries*	41,645,477	—	—	41,645,477
Short-Term Investment Securities:
Time Deposit	—	611,000	—	611,000

Total	$47,432,799	$611,000	$—	$48,043,799

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Banks — Commercial	10.7%
Real Estate Investment Trusts	4.9
Repurchase Agreements	3.6
Oil Companies — Exploration & Production	2.9
Electronic Components — Misc.	2.7
Electric — Integrated	2.6
Semiconductor Equipment	2.5
Retail — Apparel/Shoe	2.0
Medical — Biomedical/Gene	2.0
Gas — Distribution	2.0
Food — Misc.	1.8
Human Resources	1.8
Index Fund — Small Cap	1.7
Distribution/Wholesale	1.6
Retail — Automobile	1.5
Oil — Field Services	1.4
Finance — Investment Banker/Broker	1.4
Paper & Related Products	1.3
Telecom Services	1.3
Insurance — Property/Casualty	1.3
Retail — Restaurants	1.2
Insurance — Reinsurance	1.2
Transport — Truck	1.2
Consumer Products — Misc.	1.1
Transactional Software	1.1
Gold Mining	1.1
Machinery — General Industrial	1.1
Diversified Manufacturing Operations	1.1
Computers — Memory Devices	1.0
Savings & Loans/Thrifts	1.0
Telecommunication Equipment	1.0
Auto/Truck Parts & Equipment — Original	1.0
Time Deposits	0.9
Lasers — System/Components	0.9
Oil & Gas Drilling	0.9
Investment Management/Advisor Services	0.9
Insurance — Life/Health	0.9
Data Processing/Management	0.8
Pharmacy Services	0.8
Retail — Bookstores	0.8
Computers — Periphery Equipment	0.8
Rental Auto/Equipment	0.8
Engineering/R&D Services	0.8
Enterprise Software/Service	0.7
Insurance — Multi — line	0.7
Containers — Paper/Plastic	0.7
Apparel Manufacturers	0.7
Medical Products	0.7
Medical Labs & Testing Services	0.6
Finance — Consumer Loans	0.6
Metal Processors & Fabrication	0.6
Rubber — Tires	0.6
Computer Software	0.5
Electric Products — Misc.	0.5
Chemicals — Plastics	0.5
Commercial Services — Finance	0.5
Transport — Services	0.5
Consulting Services	0.5
Diversified Operations/Commercial Services	0.5
Building — Mobile Home/Manufactured Housing	0.5
Internet Application Software	0.5
Food — Baking	0.5
Computer Services	0.5
Diversified Minerals	0.5
Medical — HMO	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Wire & Cable Products	0.5
Retail — Office Supplies	0.4
Medical — Outpatient/Home Medical	0.4

Chemicals — Specialty	0.4
Silver Mining	0.4
Advanced Materials	0.4
Collectibles	0.4
Batteries/Battery Systems	0.4
Transport — Air Freight	0.4
Airlines	0.4
Semiconductor Components — Integrated Circuits	0.3
Transport — Marine	0.3
Auction Houses/Art Dealers	0.3
Building & Construction Products — Misc.	0.3
Hazardous Waste Disposal	0.3
Telephone — Integrated	0.3
Publishing — Newspapers	0.3
Oil Refining & Marketing	0.3
Home Furnishings	0.3
Office Furnishings — Original	0.3
Aerospace/Defense — Equipment	0.3
Computer Aided Design	0.3
United States Treasury Notes	0.2
Disposable Medical Products	0.2
Television	0.2
Financial Guarantee Insurance	0.2
Retail — Home Furnishings	0.2
Commercial Services	0.2
Machinery — Farming	0.2
Chemicals — Diversified	0.2
Non-Ferrous Metals	0.2
Finance — Auto Loans	0.2
Electronic Components — Semiconductors	0.2
Networking Products	0.2
Retail — Regional Department Stores	0.2
Medical — Drugs	0.2
Industrial Automated/Robotic	0.2
Circuit Boards	0.2
Medical — Generic Drugs	0.1
Textile — Apparel	0.1
Toys	0.1
Internet Infrastructure Software	0.1
Recycling	0.1
Building Products — Air & Heating	0.1
Metal — Diversified	0.1
Office Supplies & Forms	0.1
Investment Companies	0.1
Computers — Integrated Systems	0.1
Food — Wholesale/Distribution	0.1
Machinery — Material Handling	0.1
Applications Software	0.1
Aerospace/Defense	0.1
Footwear & Related Apparel	0.1
Real Estate Operations & Development	0.1
Publishing — Books	0.1
Hotels/Motels	0.1
Retail — Hair Salons	0.1
Printing — Commercial	0.1
Medical Imaging Systems	0.1
Telecom Equipment — Fiber Optics	0.1
Cosmetics & Toiletries	0.1
Radio	0.1
Funeral Services & Related Items	0.1
Retail — Leisure Products	0.1
E-Services/Consulting	0.1
Auto Repair Centers	0.1
Patient Monitoring Equipment	0.1
Multilevel Direct Selling	0.1
Steel Pipe & Tube	0.1
Rubber/Plastic Products	0.1
Diagnostic Equipment	0.1
Medical Laser Systems	0.1

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Coal	0.1%
Entertainment Software	0.1
Platinum	0.1
Water	0.1
Research & Development	0.1
Building Products — Light Fixtures	0.1
Containers — Metal/Glass	0.1
Physical Therapy/Rehabilitation Centers	0.1
Finance — Credit Card	0.1
Retail — Discount	0.1

101.6%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.2%
Advanced Materials — 0.4%
Hexcel Corp.†	123,700	$1,363,174
STR Holdings, Inc.†	14,780	245,496

		1,608,670

Advertising Services — 0.0%
Marchex, Inc., Class B	18,900	97,146

Aerospace/Defense — 0.1%
Cubic Corp.	12,018	414,501

Aerospace/Defense-Equipment — 0.3%
Orbital Sciences Corp.†	54,440	1,004,418

Agricultural Operations — 0.0%
Andersons, Inc.	1,600	51,680

Airlines — 0.4%
Hawaiian Holdings, Inc.†	16,240	126,347
Republic Airways Holdings, Inc.†	30,518	185,855
Skywest, Inc.	77,880	1,149,509

		1,461,711

Apparel Manufacturers — 0.7%
Jones Apparel Group, Inc.	41,620	701,713
Maidenform Brands, Inc.†	12,860	221,449
Volcom, Inc.†	103,500	1,670,490

		2,593,652

Applications Software — 0.1%
EPIQ Systems, Inc.†	36,018	418,529

Auction House/Art Dealers — 0.3%
KAR Auction Services, Inc.†	90,000	1,206,000

Audio/Video Products — 0.0%
Audiovox Corp., Class A†	7,460	53,861

Auto Repair Centers — 0.1%
Midas, Inc.†	31,703	287,546

Auto/Truck Parts & Equipment - Original — 1.0%
ArvinMeritor, Inc.†	56,578	659,699
Autoliv, Inc.†	5,480	244,463
Fuel Systems Solutions, Inc.†	67,200	1,874,208
Modine Manufacturing Co.†	22,720	213,568
Superior Industries International, Inc.	51,100	738,395

		3,730,333

Auto/Truck Parts & Equipment - Replacement — 0.5%
ATC Technology Corp.†	77,460	1,735,879

Banks - Commercial — 10.7%
1st Source Corp.	16,128	240,791
1st United Bancorp, Inc.†	22,840	179,066
Alliance Financial Corp.	800	21,488
Associated Banc - Corp.	259,300	3,347,563
Bancfirst Corp.	13,140	524,286
Bancorp, Inc.†	13,520	95,046
Bank of Hawaii Corp.	27,280	1,151,489
Banner Corp.	15,080	40,867
Cardinal Financial Corp.	5,060	49,133
Cathay General Bancorp	453,660	4,414,112
Centerstate Banks of Florida, Inc.	9,800	105,252
Central Pacific Financial Corp.†	43,778	56,911
Century Bancorp, Inc. Class A	1,318	25,174
Chemical Financial Corp.	12,100	249,260
Citizens Republic Bancorp†	52,000	36,660
City Holding Co.	29,000	930,610
City National Corp.	57,800	2,885,376

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Community Bank System, Inc.	22,680	$508,259
Community Trust Bancorp, Inc.	19,180	489,282
Cullen/Frost Bankers, Inc.	7,620	412,623
CVB Financial Corp.	225,700	2,099,010
East West Bancorp, Inc.	214,800	3,763,296
F.N.B. Corp.	77,840	591,584
Financial Institutions, Inc.	10,100	133,724
First BanCorp. Puerto Rico	29,220	61,946
First Busey Corp.	22,980	86,405
First Citizens BancShares, Inc., Class A	1,440	263,505
First Community Bancshares, Inc.	7,300	83,950
First Financial Bancorp	38,398	712,667
First Financial Bankshares, Inc.	3,520	184,272
First Merchants Corp.	3,780	21,886
First South Bancorp, Inc.	3,580	38,378
FirstMerit Corp.	176,175	3,724,339
Fulton Financial Corp.	439	4,223
Guaranty Bancorp†	14,560	19,802
Heartland Financial USA, Inc.	9,140	132,713
Hudson Valley Holding Corp.	3,124	75,757
International Bancshares Corp.	80,700	1,710,840
Lakeland Bancorp, Inc.	17,636	134,386
Lakeland Financial Corp.	4,580	80,654
MB Financial, Inc.	6,520	132,682
Nara BanCorp., Inc.†	22,520	198,852
Northrim BanCorp, Inc.	5,160	82,096
Old National Bancorp	5,260	59,754
Old Second Bancorp, Inc.	3,680	24,987
Pacific Capital Bancorp†	16,458	20,243
S&T Bancorp, Inc.	3,680	65,246
Santander Bancorp†	16,200	197,802
SCBT Financial Corp.	3,020	109,807
Sierra Bancorp	2,820	29,187
Simmons First National Corp., Class A	16,120	428,147
Southwest Bancorp, Inc.	17,480	136,694
Suffolk Bancorp	2,720	77,466
Sun Bancorp, Inc.†	18,620	64,984
Susquehanna Bancshares, Inc.	39,800	332,330
SVB Financial Group†	10,320	459,859
Synovus Financial Corp.	647,000	1,843,950
TCF Financial Corp.	68,640	991,161
The South Financial Group, Inc.	258,300	147,231
Tompkins Financial Corp.	6,548	234,811
Trustco Bank Corp. NY	26,200	158,510
UMB Financial Corp.	31,360	1,201,401
Umpqua Holdings Corp.	17,000	212,160
Union First Market Bankshares Corp.	2,940	36,779
United Community Banks, Inc.†	26,940	111,801
Washington Trust Bancorp, Inc.	10,980	186,989
West Bancorp, Inc.	3,080	15,924
Westamerica Bancorporation	9,324	511,701
Whitney Holding Corp.	33,680	432,788
Zions Bancorporation	151,500	2,808,810

		41,000,737

Batteries/Battery Systems — 0.4%
A123 Systems, Inc.†	1,700	27,999
EnerSys†	67,420	1,536,502

		1,564,501

Building & Construction Products - Misc. — 0.3%
Builders FirstSource, Inc.†	28,760	86,280
Gibraltar Industries, Inc.†	53,280	622,310
Interline Brands, Inc.†	5,500	97,350

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Building & Construction Products - Misc. (continued)
NCI Building Systems, Inc.†	10,340	$19,646
Quanex Building Products Corp.	15,120	235,570
Trex Co., Inc.†	7,178	143,488

		1,204,644

Building & Construction - Misc. — 0.0%
Dycom Industries, Inc.†	12,600	113,778

Building Products - Air & Heating — 0.1%
Lennox International, Inc.	11,740	495,428

Building Products - Cement — 0.0%
US Concrete, Inc.†	26,880	15,241

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	37,100	227,423

Building - Maintance & Services — 0.0%
Integrated Electrical Services, Inc.†	5,980	28,345

Building - Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	53,000	1,798,290

Building - Residential/Commercial — 0.0%
Amrep Corp.†	2,520	33,768

Chemicals - Diversified — 0.2%
Innophos Holdings, Inc.	17,820	413,780
Innospec, Inc.†	27,340	291,171

		704,951

Chemicals - Plastics — 0.5%
A. Schulman, Inc.	5,540	130,522
PolyOne Corp.†	135,120	1,074,204
Spartech Corp.†	83,940	855,349

		2,060,075

Chemicals - Specialty — 0.4%
H.B. Fuller Co.	43,918	921,839
ICO, Inc.	10,840	85,636
Minerals Technologies, Inc.	7,280	355,483
Zep, Inc.	11,360	250,942

		1,613,900

Circuit Boards — 0.2%
DDi Corp.†	3,200	16,160
Park Electrochemical Corp.	20,840	566,431

		582,591

Coal — 0.1%
Cloud Peak Energy, Inc.†	14,100	214,461
Westmoreland Coal Co.†	2,500	27,725

		242,186

Collectibles — 0.4%
RC2 Corp.†	112,000	1,580,320

Commercial Services — 0.2%
PHH Corp.†	44,480	823,325

Commercial Services - Finance — 0.5%
Advance America Cash Advance Centers, Inc.	14,440	90,539
Deluxe Corp.	54,320	975,044
Dollar Financial Corp.†	39,938	896,209
Global Cash Access Holdings, Inc.†	5,820	43,592
Jackson Hewitt Tax Service, Inc.†	20,598	50,259

		2,055,643

Security Description	Shares	Market Value (Note 2)

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	107,158	$964,422

Computer Data Security — 0.0%
Fortinet, Inc.†	3,400	58,412

Computer Services — 0.5%
CIBER, Inc.†	44,160	164,717
COMSYS IT Partners, Inc.†	7,778	135,959
SYKES Enterprises, Inc.†	1,273	30,310
Unisys Corp.†	41,346	1,443,389

		1,774,375

Computer Software — 0.5%
Avid Technology, Inc.†	155,000	2,084,750

Computers - Integrated Systems — 0.1%
Agilysys, Inc.	40,160	438,547

Computers - Memory Devices — 1.0%
Imation Corp.†	13,900	127,880
Quantum Corp.†	560	1,389
Silicon Storage Technology, Inc.†	59,880	191,017
STEC, Inc.†	146,500	1,506,020
Xyratex, Ltd.†	165,000	2,179,650

		4,005,956

Computers - Periphery Equipment — 0.8%
Electronics for Imaging, Inc.†	256,720	3,044,699

Consulting Services — 0.5%
FTI Consulting, Inc.†	52,500	1,928,850

Consumer Products - Misc. — 1.1%
American Greetings Corp., Class A	69,220	1,320,026
Blyth, Inc.†	17,992	518,889
Central Garden and Pet Co., Class A†	31,260	298,533
Helen of Troy, Ltd.†	32,220	778,757
Jarden Corp.	11,860	380,232
Prestige Brands Holdings, Inc.†	68,440	549,573
Tupperware Brands Corp.	10,858	507,394

		4,353,404

Containers - Metal/Glass — 0.1%
Silgan Holdings, Inc.	3,838	219,188

Containers - Paper/Plastic — 0.7%
Graham Packaging Co., Inc.†	23,300	243,718
Rock - Tenn Co., Class A	23,880	999,139
Temple - Inland, Inc.	75,000	1,396,500

		2,639,357

Cosmetics & Toiletries — 0.1%
Inter Parfums, Inc.	24,940	338,685

Data Processing/Management — 0.8%
Acxiom Corp.†	30,100	507,486
CSG Systems International, Inc.†	59,042	1,187,925
Fair Isaac Corp.	11,020	253,019
Schawk, Inc.	93,030	1,219,624

		3,168,054

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	35,480	259,359

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	26,900	924,553

Distribution/Wholesale — 1.6%
BlueLinx Holdings, Inc.†	16,160	56,075
Houston Wire & Cable Co.	1,778	21,816

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Distribution/Wholesale (continued)
School Specialty, Inc.†	89,000	$1,900,150
Tech Data Corp.†	15,818	677,643
United Stationers, Inc.†	39,400	2,250,134
WESCO International, Inc.†	36,258	1,047,494

		5,953,312

Diversified Manufacturing Operations — 1.1%
Acuity Brands, Inc.	17,978	700,783
GP Strategies Corp.†	9,338	73,397
Koppers Holdings, Inc.	12,740	354,172
Leggett & Platt, Inc.	55,998	1,061,162
Standex International Corp.	22,900	570,210
Teleflex, Inc.	8,380	510,677
Tredegar Corp.	46,860	784,905

		4,055,306

Diversified Minerals — 0.5%
Fronteer Development Group, Inc.†	398,719	1,770,312

Diversified Operations/Commercial Services — 0.5%
Chemed Corp.	34,000	1,821,040

E - Commerce/Services — 0.0%
Ancestry.com, Inc.†	7,040	112,147

E - Marketing/Info — 0.0%
QuinStreet, Inc.†	3,400	49,640

E - Services/Consulting — 0.1%
Perficient, Inc.†	27,958	310,334

Electric Products - Misc. — 0.5%
AMETEK, Inc.	53,300	2,080,832

Electric - Integrated — 2.6%
Avista Corp.	68,980	1,404,433
Black Hills Corp.	13,340	371,786
El Paso Electric Co.†	132,300	2,661,876
NorthWestern Corp.	56,518	1,415,776
Pike Electric Corp.†	200,000	1,684,000
Unisource Energy Corp.	20,240	589,793
Westar Energy, Inc.	81,400	1,741,960

		9,869,624

Electronic Components - Misc. — 2.7%
Benchmark Electronics, Inc.†	21,200	419,760
CTS Corp.	16,740	133,251
Jabil Circuit, Inc.	75,000	1,137,750
Methode Electronics, Inc.	44,480	553,331
OSI Systems, Inc.†	4,980	153,583
Plexus Corp.†	37,500	1,293,375
Sanmina - SCI Corp.†	192,500	3,183,950
Stoneridge, Inc.†	9,340	77,896
Technitrol, Inc.	23,600	103,840
Vishay Intertechnology, Inc.†	335,200	3,435,800

		10,492,536

Electronic Components - Semiconductors — 0.2%
DSP Group, Inc.†	22,080	161,846
Lattice Semiconductor Corp.†	61,580	176,735
MIPS Technologies, Inc.†	20,280	85,379
Semtech Corp.†	10,820	171,713
Zoran Corp.†	2,680	30,391

		626,064

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	11,020	54,990

Security Description	Shares	Market Value (Note 2)

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.†	127,998	$2,946,514

Enterprise Software/Service — 0.7%
CDC Software Corp. ADR†	68,450	680,393
JDA Software Group, Inc.†	451	12,763
Lawson Software, Inc.†	188,600	1,135,372
MicroStrategy, Inc., Class A†	7,340	650,985
Sybase, Inc.†	5,240	232,604

		2,712,117

Entertainment Software — 0.1%
Take - Two Interactive Software, Inc.†	24,760	238,191

Finance - Auto Loans — 0.2%
AmeriCredit Corp.†	21,160	470,810
Credit Acceptance Corp.†	3,930	157,868

		628,678

Finance - Consumer Loans — 0.6%
Ocwen Financial Corp.†	27,140	293,383
World Acceptance Corp.†	48,358	2,020,881

		2,314,264

Finance - Credit Card — 0.1%
CompuCredit Holdings Corp.	61,140	211,544

Finance - Investment Banker/Broker — 1.4%
Broadpoint Gleacher Securities, Inc.†	522,941	2,096,994
Investment Technology Group, Inc.†	17,100	291,042
Oppenheimer Holdings, Inc.	11,100	277,611
Piper Jaffray Cos., Inc.†	17,260	747,185
Raymond James Financial, Inc.	70,700	1,828,302

		5,241,134

Finance - Leasing Companies — 0.0%
Marlin Business Services Corp.†	3,940	35,184

Financial Guarantee Insurance — 0.2%
Ambac Financial Group, Inc.†	33,380	23,700
Assured Guaranty, Ltd.	21,720	458,292
MGIC Investment Corp.†	38,700	296,442
PMI Group, Inc.†	34,620	96,936

		875,370

Food - Baking — 0.5%
Flowers Foods, Inc.	69,900	1,781,751

Food - Misc. — 1.8%
B&G Foods, Inc.	205,511	1,913,307
Cal - Maine Foods, Inc.	42,300	1,356,138
Dole Food Co., Inc.†	31,820	373,249
J & J Snack Foods Corp.	28,500	1,217,235
M&F Worldwide Corp.†	4,480	145,107
Ralcorp Holdings, Inc.†	28,000	1,870,680
Seaboard Corp.	100	127,100

		7,002,816

Food - Wholesale/Distribution — 0.1%
Nash Finch Co.	12,020	423,945

Footwear & Related Apparel — 0.1%
The Timberland Co., Class A†	13,340	246,657
Wolverine World Wide, Inc.	6,018	165,916

		412,573

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A	66,120	323,988

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Gambling (Non - Hotel) — 0.0%
Isle of Capri Casinos, Inc.†	10,080	$75,398

Gas - Distribution — 2.0%
Chesapeake Utilities Corp.	338	10,126
National Fuel Gas Co.	1,640	81,574
New Jersey Resources Corp.	14,260	519,349
Nicor, Inc.	40,860	1,701,819
Piedmont Natural Gas, Inc.	8,460	218,522
South Jersey Industries, Inc.	101,100	4,030,857
Southwest Gas Corp.	30,040	858,543
UGI Corp.	2,280	57,114

		7,477,904

Gold Mining — 1.1%
Seabridge Gold, Inc.†	96,000	2,337,600
US Gold Corp.†	655,438	1,763,128

		4,100,728

Hazardous Waste Disposal — 0.3%
Sharps Compliance Corp.†	163,200	1,158,720

Home Furnishings — 0.3%
Furniture Brands International, Inc.†	37,520	205,610
La - Z - Boy, Inc.†	44,000	554,840
Tempur - Pedic International, Inc.†	10,260	291,384

		1,051,834

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	17,000	390,830

Human Resources — 1.8%
AMN Healthcare Services, Inc.†	235,000	2,166,700
Cross Country Healthcare, Inc.†	40,348	396,621
Emergency Medical Services Corp., Class A†	3,840	199,910
Heidrick & Struggles International, Inc.	25,000	674,250
Kforce, Inc.†	19,120	254,678
Resources Connection, Inc.†	104,300	1,777,272
SFN Group, Inc.†	172,380	1,356,631
Team Health Holdings, Inc.†	11,820	171,390

		6,997,452

Identification Systems — 0.0%
Checkpoint Systems, Inc.†	760	15,671

Industrial Automated/Robotic — 0.2%
Cognex Corp.	31,040	586,656

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	4,060	118,390

Insurance Brokers — 0.0%
Crawford & Co., Class B†	26,818	102,713

Insurance - Life/Health — 0.9%
American Equity Investment Life Holding Co.	132,998	1,170,382
Conseco, Inc.†	82,120	408,958
Delphi Financial Group, Inc., Class A	43,516	928,196
FBL Financial Group, Inc., Class A	4,506	91,562
StanCorp Financial Group, Inc.	12,858	552,637
Symetra Financial Corp.†	11,500	149,385

		3,301,120

Insurance - Multi - line — 0.7%
Horace Mann Educators Corp.	196,980	2,647,411

Insurance - Property/Casualty — 1.3%
Arch Capital Group, Ltd.†	6,700	495,666
First Mercury Financial Corp.	7,098	101,004
Harleysville Group, Inc.	33,660	1,129,293

Security Description	Shares	Market Value (Note 2)

Insurance - Property/Casualty (continued)
Meadowbrook Insurance Group, Inc.	20,280	$143,582
PMA Capital Corp., Class A†	16,160	91,789
ProAssurance Corp.†	11,540	615,313
Selective Insurance Group, Inc.	139,118	2,255,103

		4,831,750

Insurance - Reinsurance — 1.2%
Axis Capital Holdings, Ltd.	12,940	406,963
Platinum Underwriters Holdings, Ltd.	33,400	1,248,826
Validus Holdings, Ltd.	106,100	2,969,739

		4,625,528

Internet Application Software — 0.5%
DealerTrack Holdings, Inc.†	122,000	1,734,840
S1 Corp.†	9,420	58,498

		1,793,338

Internet Infrastructure Software — 0.1%
TIBCO Software, Inc.†	55,940	512,970

Investment Companies — 0.1%
Gladstone Capital Corp.	13,540	132,151
MCG Capital Corp.†	34,540	176,845
NGP Capital Resources Co.	9,397	77,337
PennyMac Mortgage Investment Trust†	3,380	55,736

		442,069

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	42,320	3,010,222
Artio Global Investors, Inc.†	3,840	93,619
Janus Capital Group, Inc.	13,460	168,250
Pzena Investment Management, Inc., Class A†	7,660	45,960

		3,318,051

Lasers - System/Components — 0.9%
Coherent, Inc.†	109,140	3,469,561
Newport Corp.†	15,722	165,710

		3,635,271

Leisure Products — 0.0%
Brunswick Corp.	10,500	121,170

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	7,060	176,288

Machinery - Farming — 0.2%
AGCO Corp.†	21,360	731,580

Machinery - General Industrial — 1.1%
Applied Industrial Technologies, Inc.	31,400	707,756
Flow International Corp.†	353,738	1,142,574
Wabtec Corp.	57,918	2,208,992

		4,059,322

Machinery - Material Handling — 0.1%
Cascade Corp.	3,840	106,061
NACCO Industries, Inc., Class A	6,780	317,304

		423,365

Machinery - Print Trade — 0.0%
Duoyuan Printing, Inc.†	9,800	90,062

Machinery - Pumps — 0.0%
Tecumseh Products Co., Class A†	4,780	60,276

Medical Imaging Systems — 0.1%
Vital Images, Inc.†	22,358	354,151

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Information Systems — 0.0%
Medidata Solutions, Inc.†	3,300	$50,886

Medical Labs & Testing Services — 0.6%
Covance, Inc.†	43,000	2,434,660

Medical Laser Systems — 0.1%
LCA - Vision, Inc.†	31,800	252,810

Medical Products — 0.7%
Cantel Medical Corp.†	3,500	68,425
The Cooper Cos., Inc.	56,200	2,251,372
TomoTherapy, Inc.†	81,640	270,228

		2,590,025

Medical - Biomedical/Gene — 2.0%
ARIAD Pharmaceuticals, Inc.†	31,760	80,670
Arqule, Inc.†	14,800	48,692
Bio - Rad Laboratories, Inc., Class A†	17,200	1,606,308
Charles River Laboratories International, Inc.†	55,200	2,093,184
Halozyme Therapeutics, Inc.†	7,260	39,712
Harvard Bioscience, Inc.†	14,480	50,535
Incyte Corp.†	340,740	3,632,289
InterMune, Inc.†	2,740	37,648
Lexicon Pharmaceuticals, Inc.†	1,180	2,112
Novavax, Inc.†	28,660	62,192
Protalix BioTherapeutics, Inc.†	14,480	97,885
Seattle Genetics, Inc.†	8,220	83,844

		7,835,071

Medical - Drugs — 0.2%
Bionovo, Inc.†	115,620	67,060
Cumberland Pharmaceuticals, Inc.†	9,460	105,006
Pharmasset, Inc.†	11,020	233,734
PharMerica Corp.†	9,940	170,471
XenoPort, Inc.†	2,760	22,080

		598,351

Medical - Generic Drugs — 0.1%
Perrigo Co.	11,320	561,132

Medical - HMO — 0.5%
Centene Corp.†	26,600	475,342
Magellan Health Services, Inc.†	30,442	1,276,129

		1,751,471

Medical - Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	28,000	1,614,200

Metal Processors & Fabrication — 0.6%
Ampco - Pittsburgh Corp.	13,540	348,790
CIRCOR International, Inc.	3,800	117,458
Mueller Industries, Inc.	13,860	310,187
Worthington Industries, Inc.	92,940	1,472,170

		2,248,605

Metal - Diversified — 0.1%
Hecla Mining Co.†	92,800	482,560

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	10,540	281,629

Multimedia — 0.0%
Journal Communications, Inc., Class A†	48,480	181,315

Networking Products — 0.2%
Black Box Corp.	21,480	621,416

Non - Ferrous Metals — 0.2%
Uranerz Energy Corp.†	354,421	659,223

Security Description	Shares	Market Value (Note 2)

Office Furnishings - Original — 0.3%
HNI Corp.	23,520	$559,070
Knoll, Inc.	10,860	130,537
Steelcase, Inc., Class A	50,438	331,378

		1,020,985

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	38,620	276,905
The Standard Register Co.	30,376	167,068

		443,973

Oil & Gas Drilling — 0.9%
Atlas Energy, Inc.†	68,300	2,229,312
Hercules Offshore, Inc.†	262,380	960,311
Pioneer Drilling Co.†	31,740	226,623

		3,416,246

Oil Companies - Exploration & Production — 2.9%
Brigham Exploration Co.†	219,860	3,610,101
Delta Petroleum Corp.†	5,880	8,232
Endeavour International Corp.†	72,760	89,495
Gulfport Energy Corp.†	37,020	336,882
Mariner Energy, Inc.†	14,497	217,745
McMoRan Exploration Co.†	122,200	2,111,616
PrimeEnergy Corp.†	240	6,017
Stone Energy Corp.†	33,120	564,696
Swift Energy Co.†	112,498	3,351,315
Vaalco Energy, Inc.	91,860	392,242
W&T Offshore, Inc.	55,200	486,312

		11,174,653

Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc.†	7,500	104,700

Oil Refining & Marketing — 0.3%
Frontier Oil Corp.	87,500	1,084,125

Oil - Field Services — 1.4%
Cal Dive International, Inc.†	39,760	280,308
Helix Energy Solutions Group, Inc.†	18,840	216,848
Key Energy Services, Inc.†	184,800	1,873,872
Oceaneering International, Inc.†	27,200	1,644,240
TETRA Technologies, Inc.†	135,000	1,360,800

		5,376,068

Paper & Related Products — 1.3%
Boise, Inc.†	6,880	32,680
Buckeye Technologies, Inc.†	64,578	713,587
Cellu Tissue Holdings, Inc.†	18,340	189,819
Domtar Corp.†	4,920	257,168
Glatfelter	128,000	1,728,000
Neenah Paper, Inc.	93,640	1,326,879
Schweitzer - Mauduit International, Inc.	16,800	771,120

		5,019,253

Patient Monitoring Equipment — 0.1%
Insulet Corp.†	19,360	284,592

Pharmacy Services — 0.8%
Omnicare, Inc.	116,560	3,155,279

Physical Therapy/Rehabilitation Centers — 0.1%
RehabCare Group, Inc.†	7,700	214,368

Platinum — 0.1%
Stillwater Mining Co.†	20,720	235,172

Printing - Commercial — 0.1%
Valassis Communications, Inc.†	14,960	383,275

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Publishing - Books — 0.1%
Scholastic Corp.	13,300	$391,020

Publishing - Newspapers — 0.3%
Dolan Media Co.†	105,500	1,099,310

Radio — 0.1%
Cumulus Media, Inc., Class A†	42,700	115,717
Entercom Communications Corp., Class A†	21,440	218,045

		333,762

Real Estate Investment Trusts — 4.9%
Anworth Mortgage Asset Corp.	98,640	666,806
Apartment Investment & Management Co., Class A	39,179	653,897
Ashford Hospitality Trust, Inc.†	47,080	257,998
Associated Estates Realty Corp.	3,940	48,777
Brandywine Realty Trust	7,356	82,461
CBL & Associates Properties, Inc.	34,740	413,059
Colonial Properties Trust	8,093	95,416
DCT Industrial Trust, Inc.	147,840	727,373
Developers Diversified Realty Corp.	66,360	704,080
DiamondRock Hospitality Co.†	63,634	568,888
Dupont Fabros Technology, Inc.	8,540	167,384
EastGroup Properties, Inc.	5,060	181,654
Education Realty Trust, Inc.	117,918	642,653
First Industrial Realty Trust, Inc.†	25,018	138,350
Home Properties, Inc.	17,700	810,660
Hospitality Properties Trust	31,240	686,343
LaSalle Hotel Properties	15,978	310,133
Lexington Realty Trust	141,976	844,757
LTC Properties, Inc.	26,920	702,074
MFA Mtg. Investments, Inc.	406,758	2,944,928
Mission West Properties, Inc.	36,860	252,122
Pennsylvania Real Estate Investment Trust	50,880	511,344
PS Business Parks, Inc.	26,400	1,293,600
Ramco - Gershenson Properties Trust	40,260	403,405
Saul Centers, Inc.	8,500	303,280
Strategic Hotels & Resorts, Inc.†	17,638	47,623
Sunstone Hotel Investors, Inc.†	86,468	773,024
Taubman Centers, Inc.	20,100	778,473
U - Store - It Trust	148,460	966,475
Universal Health Realty Income Trust	56,300	1,904,629

		18,881,666

Real Estate Operations & Development — 0.1%
Forestar Real Estate Group, Inc.†	22,240	394,538

Recycling — 0.1%
Metalico, Inc.†	91,440	502,006

Rental Auto/Equipment — 0.8%
Electro Rent Corp.	6,900	80,247
Rent - A - Center, Inc.†	34,340	763,722
United Rentals, Inc.†	283,500	2,140,425

		2,984,394

Research & Development — 0.1%
Kendle International, Inc.†	13,560	230,927

Retail - Apparel/Shoe — 2.0%
AnnTaylor Stores Corp.†	32,840	565,176
Cache, Inc.†	27,100	119,511
Cato Corp., Class A	11,380	223,048
Charming Shoppes, Inc.†	67,958	404,350
Foot Locker, Inc.	213,100	2,763,907
Gymboree Corp.†	47,600	2,070,600
Hot Topic, Inc.†	59,040	381,989
Liz Claiborne, Inc.†	69,360	479,278

Security Description	Shares	Market Value (Note 2)

Retail - Apparel/Shoe (continued)
Pacific Sunwear of California, Inc.†	73,940	$331,251
Talbots, Inc.†	24,380	264,279
The Finish Line, Inc., Class A	20,140	243,493

		7,846,882

Retail - Automobile — 1.5%
Asbury Automotive Group, Inc.†	34,680	403,329
Copart, Inc.†	83,400	2,975,712
Group 1 Automotive, Inc.†	75,500	2,096,635
Sonic Automotive, Inc.†	39,280	404,584

		5,880,260

Retail - Bookstores — 0.8%
Barnes & Noble, Inc.	107,500	2,157,525
Borders Group, Inc.†	648,840	921,353

		3,078,878

Retail - Convenience Store — 0.0%
The Pantry, Inc.†	8,900	116,590

Retail - Discount — 0.1%
Fred’s, Inc.	18,520	191,682

Retail - Hair Salons — 0.1%
Regis Corp.	23,620	390,439

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	64,358	854,674

Retail - Jewelry — 0.0%
Signet Jewelers, Ltd.†	5,500	158,455

Retail - Leisure Products — 0.1%
MarineMax, Inc.†	29,760	314,861

Retail - Office Supplies — 0.4%
OfficeMax, Inc.†	103,600	1,654,492

Retail - Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	36,140	609,682

Retail - Restaurants — 1.2%
Burger King Holdings, Inc.	131,500	2,352,535
O’Charley’s, Inc.†	45,240	365,991
Papa John’s International, Inc.†	46,500	1,135,065
PF Chang’s China Bistro, Inc.†	6,120	259,733
Ruby Tuesday, Inc.†	32,220	260,660
Ruth’s Hospitality Group, Inc.†	85,672	310,133

		4,684,117

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	9,700	174,406

Rubber - Tires — 0.6%
Cooper Tire & Rubber Co.	127,700	2,239,858

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	28,158	261,025

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.	36,538	484,859
First Financial Holdings, Inc.	4,100	49,036
First Niagara Financial Group, Inc.	6,660	93,507
Northwest Bancshares, Inc.	262,000	3,094,220
OceanFirst Financial Corp.	9,220	94,229
Waterstone Financial, Inc.†	4,520	10,938
WSFS Financial Corp.	3,958	121,471

		3,948,260

Seismic Data Collection — 0.0%
T.G.C. Industries, Inc.†	11,000	45,320

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	136,800	$976,752
Emulex Corp.†	12,300	156,210
Integrated Device Technology, Inc.†	29,060	158,958

		1,291,920

Semiconductor Equipment — 2.5%
ATMI, Inc.†	90,000	1,515,600
Brooks Automation, Inc.†	27,580	238,291
Entegris, Inc.†	1,180,842	5,290,172
Novellus Systems, Inc.†	23,360	516,723
Photronics, Inc.†	11,800	51,920
Rudolph Technologies, Inc.†	7,780	61,929
Varian Semiconductor Equipment Associates, Inc.†	57,100	1,717,568

		9,392,203

Silver Mining — 0.4%
Pan American Silver Corp.†	75,000	1,612,500

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	58,740	271,966

Telecom Equipment - Fiber Optics — 0.1%
Oplink Communications, Inc.†	22,920	353,885

Telecom Services — 1.3%
Consolidated Communications Holdings, Inc.	31,113	523,943
RCN Corp.†	24,200	265,716
Vonage Holdings Corp.†	2,709,019	4,198,979

		4,988,638

Telecommunication Equipment — 1.0%
Arris Group, Inc.†	38,900	401,448
CommScope, Inc.†	20,698	527,592
Plantronics, Inc.	103,000	2,928,290

		3,857,330

Telephone - Integrated — 0.3%
Frontier Communications Corp.	55,522	432,516
General Communication, Inc., Class A†	126,249	693,107

		1,125,623

Television — 0.2%
Belo Corp., Class A	56,818	382,385
Sinclair Broadcast Group, Inc., Class A†	104,340	523,787

		906,172

Textile - Apparel — 0.1%
Perry Ellis International, Inc.†	25,549	499,994
Unifi, Inc.†	16,000	60,320

		560,314

Theaters — 0.0%
Carmike Cinemas, Inc.†	2,700	24,570

Therapeutics — 0.0%
Cypress Bioscience, Inc.†	7,920	41,501
Nabi Biopharmaceuticals†	10,960	57,321

		98,822

Toys — 0.1%
Hasbro, Inc.	7,860	281,231
Jakks Pacific, Inc.†	19,398	239,565

		520,796

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Transactional Software — 1.1%
Solera Holdings, Inc.	30,200	$1,031,632
VeriFone Holdings, Inc.†	165,000	3,184,500

		4,216,132

Transport - Air Freight — 0.4%
Atlas Air Worldwide Holdings, Inc.†	33,938	1,529,925

Transport - Marine — 0.3%
Frontline, Ltd.	4,860	130,977
General Maritime Corp.	16,410	118,644
Horizon Lines, Inc. Class A	107,020	432,361
International Shipholding Corp.	11,578	325,458
Overseas Shipholding Group, Inc.	4,960	220,670

		1,228,110

Transport - Rail — 0.0%
RailAmerica, Inc.†	7,860	93,062

Transport - Services — 0.5%
Hub Group, Inc., Class A†	64,800	1,747,656
Pacer International, Inc.†	52,500	252,525

		2,000,181

Transport - Truck — 1.2%
Arkansas Best Corp.	11,420	299,661
Celadon Group, Inc.†	9,920	121,222
Forward Air Corp.	75,000	1,834,500
Heartland Express, Inc.	7,900	120,949
Landstar System, Inc.	41,700	1,663,413
Saia, Inc.†	16,620	210,409
Werner Enterprises, Inc.	15,080	336,435

		4,586,589

Water — 0.1%
California Water Service Group	6,480	232,502

Web Hosting/Design — 0.0%
Web.Com Group, Inc.†	36,220	172,407

Web Portals/ISP — 0.0%
United Online, Inc.	26,558	166,253

Wire & Cable Products — 0.5%
Fushi Copperweld, Inc.†	181,973	1,661,414
Insteel Industries, Inc.	7,020	71,253

		1,732,667

Wireless Equipment — 0.0%
InterDigital, Inc.†	3,180	81,567

Total Common Stock
(cost $356,477,614)		364,943,588

EXCHANGE TRADED FUNDS — 1.7%
Index Fund - Small Cap — 1.7%
iShares Russell 2000 Value Index Fund	105,773	6,239,549
iShares S&P SmallCap 600 Value Index Fund	3,235	192,839

Total Exchange Traded Funds
(cost $6,173,666)		6,432,388

U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Notes — 0.2%
1.25% due 11/30/10(1) (cost $938,593)	$930,000	936,794

Total Long-Term Investment Securities
(cost $363,589,873)		372,312,770

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/10 (cost $3,640,000)	$3,640,000	$3,640,000

REPURCHASE AGREEMENTS — 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $2,595,002 and collateralized by $2,570,000 of Federal Home Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,677,169	2,595,000	2,595,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	11,241,000	11,241,000

Total Repurchase Agreements
(cost $13,836,000)		13,836,000

TOTAL INVESTMENTS
(cost $381,065,873)(2)	101.6%	389,788,770
Liabilities in excess of other assets	(1.6)	(6,281,253)

NET ASSETS —	100.0%	$383,507,517

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	See Note 2 for details of Joint Repurchase Agreement.

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
56	Long	Russell 2000 Mini Index	March 2010	$3,441,437	$3,516,240	$74,803

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$41,000,737	$—	$—	$41,000,737
Other Industries*	323,942,851	—	—	323,942,851
Exchange Traded Funds	6,432,388	—	—	6,432,388
U.S. Government Treasuries	—	936,794	—	936,794
Short-Term Investment Securities:
Time Deposit	—	3,640,000	—	3,640,000
Repurchase Agreement	—	13,836,000	—	13,836,000
Other Financial Instruments:+
Futures Contracts — Appreciation	74,803	—	—	74,803

Total	$371,450,779	$18,412,794	$—	$389,863,573

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See	Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Medical — Drugs	5.1%
Diversified Banking Institutions	4.2
Computers	3.8
Oil Companies — Exploration & Production	3.6
Cosmetics & Toiletries	3.2
Food — Misc.	2.9
Applications Software	2.7
Repurchase Agreements	2.5
Retail — Discount	2.5
Medical — Biomedical/Gene	2.3
Electric — Integrated	2.2
Oil Companies — Integrated	2.1
Multimedia	2.1
Commercial Services — Finance	2.0
Networking Products	2.0
Beverages — Non-alcoholic	1.9
Oil — Field Services	1.8
Insurance — Multi-line	1.8
Web Portals/ISP	1.7
Retail — Restaurants	1.7
Banks — Super Regional	1.7
Medical — HMO	1.7
Telephone — Integrated	1.7
Real Estate Investment Trusts	1.6
Wireless Equipment	1.6
Enterprise Software/Service	1.6
Insurance — Property/Casualty	1.5
Medical Instruments	1.3
Pipelines	1.1
Retail — Drug Store	1.1
Banks — Fiduciary	1.1
Electronic Components — Semiconductors	1.1
Industrial Gases	1.0
Computers — Memory Devices	1.0
Banks — Commercial	0.9
Medical Products	0.9
Investment Management/Advisor Services	0.9
Insurance — Life/Health	0.9
Diversified Manufacturing Operations	0.8
Gas — Distribution	0.8
Transport — Rail	0.8
Agricultural Operations	0.7
Cable/Satellite TV	0.7
Pharmacy Services	0.7
Finance — Credit Card	0.7
Oil Field Machinery & Equipment	0.7
Semiconductor Components — Integrated Circuits	0.6
Finance — Other Services	0.6
Consumer Products — Misc.	0.6
Insurance Brokers	0.6
E-Commerce/Services	0.6
Machinery — Construction & Mining	0.5
Chemicals — Specialty	0.5
Telecom Equipment — Fiber Optics	0.5
Retail — Building Products	0.5
Oil & Gas Drilling	0.5
Semiconductor Equipment	0.5
Food — Confectionery	0.5
Machinery — Farming	0.5
Distribution/Wholesale	0.4
Transport — Services	0.4
E-Commerce/Products	0.4
Medical — Wholesale Drug Distribution	0.4
Office Automation & Equipment	0.4
Food — Wholesale/Distribution	0.4
Cruise Lines	0.4
Finance — Investment Banker/Broker	0.4
Metal Processors & Fabrication	0.4
Athletic Footwear	0.3

Retail — Office Supplies	0.3
Internet Security	0.3
Data Processing/Management	0.3
U.S. Government Treasuries	0.3
Advertising Agencies	0.3
Engines — Internal Combustion	0.2
Containers — Metal/Glass	0.2
Electronic Forms	0.2
Auto — Heavy Duty Trucks	0.2
Food — Retail	0.2
Hazardous Waste Disposal	0.2
Retail — Consumer Electronics	0.2
Hotels/Motels	0.2
Computer Services	0.2
Electric — Generation	0.2
Toys	0.2
Savings & Loans/Thrifts	0.2
Retail — Apparel/Shoe	0.2
Airlines	0.2
Containers — Paper/Plastic	0.2
Metal — Iron	0.2
Commercial Services	0.2
Retail — Bedding	0.2
Forestry	0.1
Retail — Major Department Stores	0.1
Electronic Connectors	0.1
Machinery — Pumps	0.1
Human Resources	0.1
Apparel Manufacturers	0.1
U.S. Government Agencies	0.1
Retail — Regional Department Stores	0.1
Quarrying	0.1
Coatings/Paint	0.1
Tools — Hand Held	0.1
Medical Labs & Testing Services	0.1
Diversified Operations	0.1
Printing — Commercial	0.1
Appliances	0.1
Motorcycle/Motor Scooter	0.1
Medical — Generic Drugs	0.1
Finance — Consumer Loans	0.1
Electronic Components — Misc.	0.1
Computers — Integrated Systems	0.1
Electric Products — Misc.	0.1
Oil Refining & Marketing	0.1
Broadcast Services/Program	0.1
Audio/Video Products	0.1
Home Decoration Products	0.1
Independent Power Producers	0.1
Energy — Alternate Sources	0.1
Telecommunication Equipment	0.1
Filtration/Separation Products	0.1
Non-Ferrous Metals	0.1
Publishing — Newspapers	0.1
Computer Aided Design	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.0%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	32,277	$242,077
Omnicom Group, Inc.	44,853	1,642,517

		1,884,594

Agricultural Operations — 0.7%
Archer - Daniels - Midland Co.	175,471	5,151,829

Airlines — 0.2%
Southwest Airlines Co.	93,759	1,179,488

Apparel Manufacturers — 0.1%
Coach, Inc.	24,850	905,534

Appliances — 0.1%
Whirlpool Corp.	9,079	764,089

Applications Software — 2.7%
Citrix Systems, Inc.†	14,194	610,484
Microsoft Corp.	613,344	17,578,439
Red Hat, Inc.†	20,087	563,440
Salesforce.com, Inc.†	8,846	601,086

		19,353,449

Athletic Footwear — 0.3%
NIKE, Inc., Class B	37,076	2,506,338

Audio/Video Products — 0.1%
Harman International Industries, Inc.†	10,763	464,316

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	47,304	1,672,196

Banks - Commercial — 0.9%
BB&T Corp.	94,865	2,706,498
First Horizon National Corp.†	64,688	828,006
M&T Bank Corp.	18,492	1,431,836
Marshall & Ilsley Corp.	96,510	683,291
Regions Financial Corp.	150,810	1,017,967
Zions Bancorporation	3,664	67,931

		6,735,529

Banks - Fiduciary — 1.1%
Northern Trust Corp.	38,328	2,042,499
State Street Corp.	45,577	2,046,863
The Bank of New York Mellon Corp.	138,058	3,937,414

		8,026,776

Banks - Super Regional — 1.7%
Capital One Financial Corp.	43,892	1,656,923
Comerica, Inc.	24,724	892,042
Huntington Bancshares, Inc.	76,004	365,579
KeyCorp	180,054	1,287,386
PNC Financial Services Group, Inc.	46,184	2,482,852
SunTrust Banks, Inc.	49,416	1,176,595
US Bancorp	166,296	4,092,545

		11,953,922

Beverages - Non - alcoholic — 1.9%
Dr Pepper Snapple Group, Inc.	30,751	976,344
Pepsi Bottling Group, Inc.	34,819	1,331,131
The Coca - Cola Co.	215,946	11,384,673

		13,692,148

Broadcast Services/Program — 0.1%
Scripps Networks Interactive Inc., Class A	12,848	508,524

Cable/Satellite TV — 0.7%
DirecTV, Class A†	91,902	3,110,883
Time Warner Cable, Inc.	42,880	2,002,067

		5,112,950

Security Description	Shares	Market Value (Note 2)

Cellular Telecom — 0.0%
MetroPCS Communications, Inc.†	29,134	$179,757

Chemicals - Specialty — 0.5%
Eastman Chemical Co.	12,454	741,636
Ecolab, Inc.	35,086	1,478,524
International Flavors & Fragrances, Inc.	21,796	917,829
Sigma - Aldrich Corp.	14,704	701,234

		3,839,223

Coatings/Paint — 0.1%
The Sherwin - Williams Co.	12,622	799,982

Commercial Services — 0.2%
Iron Mountain, Inc.†	44,184	1,143,482

Commercial Services - Finance — 2.0%
Automatic Data Processing, Inc.	95,893	3,990,108
Equifax, Inc.	2,651	85,521
H&R Block, Inc.	110,523	1,909,837
Mastercard, Inc., Class A	8,895	1,995,771
Moody’s Corp.	3,746	99,719
Paychex, Inc.	62,932	1,884,184
The Western Union Co.	74,982	1,183,216
Visa, Inc., Class A	41,366	3,527,693

		14,676,049

Computer Aided Design — 0.1%
Autodesk, Inc.†	12,976	361,771

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	27,639	1,330,265

Computers — 3.8%
Apple, Inc.†	68,604	14,037,750
Dell, Inc.†	199,005	2,632,836
Hewlett - Packard Co.	202,021	10,260,647

		26,931,233

Computers - Integrated Systems — 0.1%
Teradata Corp.†	17,624	537,356

Computers - Memory Devices — 1.0%
EMC Corp.†	223,631	3,911,306
NetApp, Inc.†	43,092	1,293,191
SanDisk Corp.†	30,103	876,900
Western Digital Corp.†	26,893	1,038,877

		7,120,274

Consumer Products - Misc. — 0.6%
Clorox Co.	17,450	1,069,859
Kimberly - Clark Corp.	52,408	3,183,262

		4,253,121

Containers - Metal/Glass — 0.2%
Ball Corp.	19,166	1,035,731
Owens - Illinois, Inc.†	22,893	678,548

		1,714,279

Containers - Paper/Plastic — 0.2%
Pactiv Corp.†	16,260	402,598
Sealed Air Corp.	37,896	774,215

		1,176,813

Cosmetics & Toiletries — 3.2%
Colgate - Palmolive Co.	53,475	4,435,217
The Estee Lauder Cos., Inc., Class A	7,771	467,270
The Procter & Gamble Co.	280,573	17,754,659

		22,657,146

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Cruise Lines — 0.4%
Carnival Corp.	73,506	$2,643,276

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	64,173	1,446,460
Fiserv, Inc.†	18,723	903,010

		2,349,470

Distribution/Wholesale — 0.4%
Genuine Parts Co.	38,430	1,551,035
WW Grainger, Inc.	15,512	1,576,795

		3,127,830

Diversified Banking Institutions — 4.2%
Bank of America Corp.	738,587	12,304,860
Citigroup, Inc.†	1,539,756	5,235,170
JPMorgan Chase & Co.	308,141	12,932,678

		30,472,708

Diversified Manufacturing Operations — 0.8%
Danaher Corp.	46,727	3,456,396
Leggett & Platt, Inc.	30,256	573,352
Parker Hannifin Corp.	33,107	1,996,683

		6,026,431

Diversified Operations — 0.1%
Leucadia National Corp.†	32,402	769,223

E - Commerce/Products — 0.4%
Amazon.com, Inc.†	25,789	3,053,418

E - Commerce/Services — 0.6%
eBay, Inc.†	113,277	2,607,636
Expedia, Inc.	34,226	761,186
priceline.com, Inc.†	2,743	622,003

		3,990,825

Electric Products - Misc. — 0.1%
Molex, Inc.	25,674	525,033

Electric - Generation — 0.2%
The AES Corp.†	111,799	1,306,930

Electric - Integrated — 2.2%
Allegheny Energy, Inc.	45,181	1,023,350
Entergy Corp.	73,622	5,593,063
Northeast Utilities	205,960	5,272,576
Pepco Holdings, Inc.	135,762	2,283,517
TECO Energy, Inc.	104,660	1,604,438

		15,776,944

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc.	35,461	537,943

Electronic Components - Semiconductors — 1.1%
Advanced Micro Devices, Inc.†	48,607	384,481
Altera Corp.	16,186	395,424
Broadcom Corp., Class A	52,187	1,634,497
LSI Corp.†	118,452	638,456
Microchip Technology, Inc.	60,872	1,647,196
National Semiconductor Corp.	46,165	668,469
NVIDIA Corp.†	48,794	790,463
QLogic Corp.†	28,792	524,015
Xilinx, Inc.	37,424	966,662

		7,649,663

Electronic Connectors — 0.1%
Amphenol Corp., Class A	25,272	1,052,579

Electronic Forms — 0.2%
Adobe Systems, Inc.†	48,729	1,688,460

Security Description	Shares	Market Value (Note 2)

Energy - Alternate Sources — 0.1%
First Solar, Inc.†	4,235	$448,486

Engines - Internal Combustion — 0.2%
Cummins, Inc.	31,433	1,784,766

Enterprise Software/Service — 1.6%
BMC Software, Inc.†	5,424	199,820
CA, Inc.	71,461	1,607,873
Oracle Corp.	382,616	9,431,484

		11,239,177

Filtration/Separation Products — 0.1%
Pall Corp.	10,045	396,476

Finance - Consumer Loans — 0.1%
SLM Corp.†	58,005	648,496

Finance - Credit Card — 0.7%
American Express Co.	104,189	3,978,978
Discover Financial Services	66,634	909,554

		4,888,532

Finance - Investment Banker/Broker — 0.4%
E*Trade Financial Corp.†	179,055	288,279
The Charles Schwab Corp.	127,698	2,338,150

		2,626,429

Finance - Other Services — 0.6%
CME Group, Inc.	7,755	2,339,606
IntercontinentalExchange, Inc.†	7,266	779,569
NYSE Euronext	53,387	1,408,349

		4,527,524

Food - Confectionery — 0.5%
The Hershey Co.	69,803	2,775,367
The J.M. Smucker Co.	9,730	580,687

		3,356,054

Food - Dairy Products — 0.0%
Dean Foods Co.†	827	12,066

Food - Misc. — 2.9%
ConAgra Foods, Inc.	79,937	1,955,259
General Mills, Inc.	42,897	3,089,013
H.J. Heinz Co.	84,333	3,870,885
Kellogg Co.	52,610	2,743,611
Kraft Foods, Inc., Class A	265,948	7,560,902
Sara Lee Corp.	120,468	1,633,546

		20,853,216

Food - Retail — 0.2%
Safeway, Inc.	42,524	1,059,698
Whole Foods Market, Inc.†	16,857	598,255

		1,657,953

Food - Wholesale/Distribution — 0.4%
Sysco Corp.	93,786	2,710,415

Forestry — 0.1%
Plum Creek Timber Co., Inc.	29,787	1,064,290

Gas - Distribution — 0.8%
CenterPoint Energy, Inc.	160,270	2,144,413
Nicor, Inc.	36,520	1,521,058
NiSource, Inc.	148,966	2,237,469

		5,902,940

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	29,847	1,646,957

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	33,080	$454,850

Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	21,171	819,318
Wyndham Worldwide Corp.	27,681	636,386

		1,455,704

Human Resources — 0.1%
Monster Worldwide, Inc.†	11,274	157,272
Robert Half International, Inc.	28,652	799,391

		956,663

Independent Power Producers — 0.1%
Dynegy, Inc., Class A†	301,403	452,104

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	36,494	2,502,758
Airgas, Inc.	12,883	826,316
Praxair, Inc.	50,583	3,800,807

		7,129,881

Instruments - Scientific — 0.0%
PerkinElmer, Inc.	3,277	72,782
Waters Corp.†	1,648	98,320

		171,102

Insurance Brokers — 0.6%
AON Corp.	26,539	1,086,506
Marsh & McLennan Cos., Inc.	135,394	3,143,849

		4,230,355

Insurance - Life/Health — 0.9%
Aflac, Inc.	37,355	1,847,205
Lincoln National Corp.	26,887	677,015
Principal Financial Group, Inc.	33,398	775,168
Prudential Financial, Inc.	40,925	2,144,879
Torchmark Corp.	2,763	128,479
Unum Group	27,837	579,288

		6,152,034

Insurance - Multi - line — 1.8%
Assurant, Inc.	24,284	741,148
Cincinnati Financial Corp.	64,968	1,747,639
Genworth Financial, Inc., Class A†	61,169	975,034
Hartford Financial Services Group, Inc.	42,272	1,030,169
Loews Corp.	65,800	2,399,068
MetLife, Inc.	72,580	2,641,186
The Allstate Corp.	69,750	2,179,687
XL Capital, Ltd., Class A	50,788	927,897

		12,641,828

Insurance - Property/Casualty — 1.5%
Chubb Corp.	76,296	3,849,896
The Progressive Corp.	118,739	2,036,374
The Travelers Cos., Inc.	86,537	4,550,981

		10,437,251

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	11,146	293,140

Internet Security — 0.3%
McAfee, Inc.†	8,823	350,185
Symantec Corp.†	123,266	2,040,052

		2,390,237

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	37,455	1,499,324
Franklin Resources, Inc.	15,516	1,578,287

Security Description	Shares	Market Value (Note 2)

Investment Management/Advisor Services (continued)
Invesco, Ltd.	54,630	$1,070,748
Janus Capital Group, Inc.	21,600	270,000
Legg Mason, Inc.	27,281	705,214
T. Rowe Price Group, Inc.	24,073	1,220,260

		6,343,833

Linen Supply & Related Items — 0.0%
Cintas Corp.†	10,439	258,783

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	67,445	3,847,737

Machinery - Farming — 0.5%
Deere & Co.	58,560	3,355,488

Machinery - Pumps — 0.1%
Flowserve Corp.	9,718	972,675

Medical Instruments — 1.3%
Boston Scientific Corp.†	193,430	1,497,148
Intuitive Surgical, Inc.†	3,233	1,122,304
Medtronic, Inc.	120,658	5,236,557
St. Jude Medical, Inc.†	31,446	1,201,866

		9,057,875

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	13,660	775,205

Medical Products — 0.9%
Becton, Dickinson and Co.	18,648	1,452,120
CareFusion Corp.†	36,290	915,960
Hospira, Inc.†	20,407	1,067,898
Stryker Corp.	34,340	1,823,454
Zimmer Holdings, Inc.†	21,595	1,238,041

		6,497,473

Medical - Biomedical/Gene — 2.3%
Amgen, Inc.†	111,524	6,313,373
Celgene Corp.†	53,919	3,209,259
Gilead Sciences, Inc.†	122,306	5,822,989
Life Technologies Corp.†	20,584	1,044,844

		16,390,465

Medical - Drugs — 5.1%
Abbott Laboratories	195,757	10,625,690
Allergan, Inc.	36,928	2,157,703
Bristol - Myers Squibb Co.	275,198	6,745,103
Eli Lilly & Co.	168,916	5,800,575
Forest Laboratories, Inc.†	27,878	832,995
Merck & Co., Inc.	285,332	10,523,044

		36,685,110

Medical - Generic Drugs — 0.1%
Mylan, Inc.†	31,982	682,496

Medical - HMO — 1.7%
Aetna, Inc.	63,537	1,905,475
CIGNA Corp.	35,600	1,219,656
Coventry Health Care, Inc.†	21,658	502,032
Humana, Inc.†	16,703	790,553
UnitedHealth Group, Inc.	122,727	4,155,536
WellPoint, Inc.†	54,534	3,374,019

		11,947,271

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	50,762	267,516

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	22,122	620,301

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Wholesale Drug Distribution (continued)
Cardinal Health, Inc.	66,904	$2,272,729

		2,893,030

Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	22,448	2,531,012

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc.	20,416	1,151,462

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.	28,346	697,595

Multimedia — 2.1%
Meredith Corp.	7,016	215,532
News Corp., Class A	216,212	2,890,754
The Walt Disney Co.	177,545	5,546,506
Time Warner, Inc.	138,811	4,031,071
Viacom, Inc., Class B†	70,462	2,089,198

		14,773,061

Networking Products — 2.0%
Cisco Systems, Inc.†	515,388	12,539,390
Juniper Networks, Inc.†	62,402	1,746,008

		14,285,398

Non - Ferrous Metals — 0.1%
Titanium Metals Corp.†	32,907	387,974

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	67,694	1,550,192
Xerox Corp.	139,283	1,305,082

		2,855,274

Oil & Gas Drilling — 0.5%
Diamond Offshore Drilling, Inc.	15,614	1,363,414
Ensco International PLC ADR	28,098	1,241,089
Nabors Industries, Ltd.†	46,756	1,030,502

		3,635,005

Oil Companies - Exploration & Production — 3.6%
Apache Corp.	40,086	4,154,513
Cabot Oil & Gas Corp.	20,925	839,930
Chesapeake Energy Corp.	87,091	2,314,008
Denbury Resources, Inc.†	24,368	343,101
Devon Energy Corp.	59,654	4,107,774
EOG Resources, Inc.	31,949	3,004,803
EQT Corp.	51,856	2,269,219
Noble Energy, Inc.	36,659	2,662,910
Pioneer Natural Resources Co.	19,851	926,049
Questar Corp.	51,624	2,167,692
Range Resources Corp.	25,088	1,269,704
Southwestern Energy Co.†	49,490	2,105,799

		26,165,502

Oil Companies - Integrated — 2.1%
Hess Corp.	91,412	5,375,026
Marathon Oil Corp.	205,713	5,955,391
Murphy Oil Corp.	72,838	3,780,292

		15,110,709

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	35,035	1,440,989
FMC Technologies, Inc.†	16,945	951,801
National Oilwell Varco, Inc.	54,438	2,366,420

		4,759,210

Oil Refining & Marketing — 0.1%
Tesoro Corp.	42,718	509,199

Security Description	Shares	Market Value (Note 2)

Oil - Field Services — 1.8%
BJ Services Co.	55,575	$1,214,314
Halliburton Co.	110,851	3,342,158
Schlumberger, Ltd.	117,386	7,172,284
Smith International, Inc.	27,105	1,111,034

		12,839,790

Pharmacy Services — 0.7%
Express Scripts, Inc.†	24,436	2,346,100
Medco Health Solutions, Inc.†	42,766	2,704,522

		5,050,622

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	26,356	156,555

Pipelines — 1.1%
El Paso Corp.	193,924	2,030,384
Spectra Energy Corp.	168,178	3,666,281
The Williams Cos., Inc.	110,656	2,383,530

		8,080,195

Printing - Commercial — 0.1%
R.R. Donnelley & Sons Co.	38,566	767,078

Publishing - Newspapers — 0.1%
The New York Times Co., Class A†	6,230	68,156
The Washington Post Co., Class B	730	306,826

		374,982

Quarrying — 0.1%
Vulcan Materials Co.	19,787	858,954

Real Estate Investment Trusts — 1.6%
AvalonBay Communities, Inc.	7,496	610,324
Boston Properties, Inc.	14,193	964,131
Equity Residential	33,504	1,208,824
HCP, Inc.	44,156	1,270,810
Health Care REIT, Inc.	7,008	296,859
Host Hotels & Resorts, Inc.†	63,860	747,801
Kimco Realty Corp.	27,765	385,656
ProLogis	81,932	1,056,103
Public Storage	9,144	751,545
Simon Property Group, Inc.	29,538	2,312,530
Ventas, Inc.	17,217	760,819
Vornado Realty Trust	18,032	1,185,063

		11,550,465

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	23,533	310,636

Retail - Apparel/Shoe — 0.2%
Nordstrom, Inc.	14,727	544,015
The Gap, Inc.	30,379	653,149

		1,197,164

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	27,341	1,137,659

Retail - Building Products — 0.5%
Lowe’s Cos., Inc.	156,612	3,713,271

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	40,571	1,480,841

Retail - Discount — 2.5%
Costco Wholesale Corp.	21,105	1,286,772
Target Corp.	65,370	3,367,862
Wal - Mart Stores, Inc.	241,825	13,075,478

		17,730,112

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Drug Store — 1.1%
CVS Caremark Corp.	132,781	$4,481,359
Walgreen Co.	100,720	3,549,373

		8,030,732

Retail - Major Department Stores — 0.1%
J.C. Penney Co., Inc.	8,396	231,562
TJX Cos., Inc.	19,834	825,689

		1,057,251

Retail - Office Supplies — 0.3%
Office Depot, Inc.†	27,643	199,582
Staples, Inc.	88,526	2,280,430

		2,480,012

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.†	10,173	547,511
Macy’s, Inc.	17,029	326,105

		873,616

Retail - Restaurants — 1.7%
McDonald’s Corp.	169,207	10,803,867
Starbucks Corp.†	70,785	1,621,684

		12,425,551

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	91,304	1,234,430

Schools — 0.0%
Apollo Group, Inc., Class A†	1,481	88,682

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	59,860	1,750,306
Linear Technology Corp.	102,697	2,790,278

		4,540,584

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	207,549	2,540,400
KLA - Tencor Corp.	25,098	731,105
Teradyne, Inc.†	12,557	125,444

		3,396,949

Telecom Equipment - Fiber Optics — 0.5%
Corning, Inc.	190,053	3,350,635
JDS Uniphase Corp.†	34,029	365,131

		3,715,766

Telecommunication Equipment — 0.1%
Tellabs, Inc.	62,268	430,272

Telephone - Integrated — 1.7%
CenturyTel, Inc.	136,656	4,683,201
Frontier Communications Corp.	229,278	1,786,076
Qwest Communications International, Inc.	521,317	2,377,206
Sprint Nextel Corp.†	374,750	1,247,917
Windstream Corp.	182,764	1,851,399

		11,945,799

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Tools - Hand Held — 0.1%
Black & Decker Corp.	3,650	$264,516
Snap - On, Inc.	2,293	96,810
The Stanley Works	7,286	417,123

		778,449

Toys — 0.2%
Mattel, Inc.	59,274	1,303,435

Transport - Rail — 0.8%
CSX Corp.	50,391	2,391,557
Norfolk Southern Corp.	58,311	2,998,935

		5,390,492

Transport - Services — 0.4%
C.H. Robinson Worldwide, Inc.	30,943	1,650,190
Expeditors International of Washington, Inc.	39,356	1,435,313

		3,085,503

Web Portals/ISP — 1.7%
Google, Inc., Class A†	19,429	10,235,197
Yahoo!, Inc.†	149,913	2,295,168

		12,530,365

Wireless Equipment — 1.6%
American Tower Corp., Class A†	64,045	2,732,160
QUALCOMM, Inc.	233,336	8,561,098

		11,293,258

Total Long-Term Investment Securities
(cost $646,387,562)		694,817,920

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.09% due 03/18/10(1)	$900,000	899,964
0.09% due 05/20/10(1)	2,100,000	2,099,487

Total Short-Term Investment Securities
(cost $2,999,544)		2,999,451

REPURCHASE AGREEMENT — 2.5%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $18,053,000)(2)	18,053,000	18,053,000

TOTAL INVESTMENTS
(cost $667,440,106)(3)	99.9%	715,870,371
Other assets less liabilities	0.1	858,971

NET ASSETS —	100.0%	$716,729,342

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Market Value at Trade Date	Market Value as of February 28, 2010	Unrealized Appreciation (Depreciation)
392	Long	S&P 500 E-Mini Futures Index	March 2010	$21,686,177	$21,626,640	$(59,537)

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical — Drugs	$36,685,110	$—	$—	$36,685,110
Other Industries*	658,132,810	—	0	658,132,810
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,999,451	—	2,999,451
Repurchase Agreement	—	18,053,000	—	18,053,000
Other Financial Instruments:+
Future Contracts — Depreciation	(59,537)	—	—	(59,537)

Total	$694,758,383	$21,052,451	$0	$715,810,834

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 8/31/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 2/28/2010	$—

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited)

Industry Allocation*

Sovereign	27.3%
Repurchase Agreements	7.7
Federal Home Loan Mtg. Corp.	5.4
Federal National Mtg. Assoc.	4.7
Diversified Financial Services	3.9
Oil Companies — Exploration & Production	2.7
Diversified Banking Institutions	2.6
United States Treasury Notes	2.1
Cable/Satellite TV	1.8
Telephone — Integrated	1.5
Medical — Hospitals	1.5
Pipelines	1.4
Electric — Integrated	1.5
Banks — Super Regional	1.3
Banks — Commercial	1.1
Special Purpose Entities	1.0
Casino Hotels	1.0
Steel — Producers	1.0
Electric — Generation	0.9
Government National Mtg. Assoc.	0.7
Paper & Related Products	0.7
Satellite Telecom	0.7
Airlines	0.7
United States Treasury Bonds	0.6
Coal	0.6
Non — Hazardous Waste Disposal	0.5
Telecom Services	0.5
Cellular Telecom	0.5
Finance — Investment Banker/Broker	0.5
Retail — Regional Department Stores	0.5
Insurance — Mutual	0.5
Food — Meat Products	0.4
Printing — Commercial	0.4
Gas — Transportation	0.4
Medical — Drugs	0.4
Insurance — Multi-line	0.4
Computer Services	0.4
Diversified Minerals	0.4
Insurance — Life/Health	0.4
Chemicals — Plastics	0.4
Building — Residential/Commercial	0.4
Independent Power Producers	0.4
Physicians Practice Management	0.4
Television	0.3
Finance — Auto Loans	0.3
Funeral Services & Related Items	0.3
Containers — Metal/Glass	0.3
Transport — Air Freight	0.3
Aerospace/Defense	0.3
Oil Companies — Integrated	0.3
Building & Construction Products — Misc.	0.3
Rental Auto/Equipment	0.3
Seismic Data Collection	0.3
Diversified Manufacturing Operations	0.3
Containers — Paper/Plastic	0.3
Medical Products	0.2
Electronic Components — Semiconductors	0.2
Oil — Field Services	0.2
Theaters	0.2
Gambling (Non-Hotel)	0.2
Retail — Apparel/Shoe	0.2
Food — Misc.	0.2
Retail — Toy Stores	0.2
Chemicals — Diversified	0.2
Food — Retail	0.2
Metal — Copper	0.2
Electronic Components — Misc.	0.2
Import/Export	0.2
Retail — Drug Store	0.2

Chemicals — Specialty	0.2
Decision Support Software	0.2
Photo Equipment & Supplies	0.2
Private Corrections	0.2
Commercial Services	0.2
Music	0.2
Real Estate Operations & Development	0.2
Agricultural Chemicals	0.2
Distribution/Wholesale	0.2
Broadcast Services/Program	0.2
Forestry	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Real Estate Management/Services	0.2
Wireless Equipment	0.2
Hazardous Waste Disposal	0.2
Cosmetics & Toiletries	0.2
Storage/Warehousing	0.2
Rubber — Tires	0.2
Enterprise Software/Service	0.2
Retail — Petroleum Products	0.2
Direct Marketing	0.2
Finance — Other Services	0.2
Gas — Distribution	0.2
Medical Instruments	0.1
Transport — Rail	0.1
Office Supplies & Forms	0.1
Firearms & Ammunition	0.1
Web Hosting/Design	0.1
Home Furnishings	0.1
Marine Services	0.1
Publishing — Newspapers	0.1
Transport — Services	0.1
Metal — Diversified	0.1
Consumer Products — Misc.	0.1
Beverages — Wine/Spirits	0.1
Banks — Money Center	0.1
Transport — Marine	0.1
Casino Services	0.1
Medical — Biomedical/Gene	0.1
Advertising Services	0.1
Wire & Cable Products	0.1
Finance — Mortgage Loan/Banker	0.1
Mining Services	0.1
Publishing — Periodicals	0.1
Auto/Truck Parts & Equipment — Original	0.1
Applications Software	0.1
Real Estate Investment Trusts	0.1
Retail — Restaurants	0.1
Auction Houses/Art Dealers	0.1
Building — Heavy Construction	0.1
Computers — Memory Devices	0.1
Diamonds/Precious Stones	0.1
Retail — Arts & Crafts	0.1
Electric — Distribution	0.1
Transport — Equipment & Leasing	0.1
Circuit Boards	0.1
Oil Refining & Marketing	0.1
Fisheries	0.1
Auto — Heavy Duty Trucks	0.1
Steel — Specialty	0.1
Building Products — Cement	0.1
Warehousing & Harbor Transportation Services	0.1
Publishing — Books	0.1
Research & Development	0.1
Finance — Commercial	0.1
Aerospace/Defense — Equipment	0.1
Radio	0.1
Soap & Cleaning Preparation	0.1

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Consulting Services	0.1%
Medical Information Systems	0.1

97.9%

Credit Quality†#

Government — Agency	11.8%
Government — Treasury	3.0
AAA	9.4
AA	3.1
A	6.2
BBB	17.8
BB	20.9
B	19.0
CCC	4.7
CC	0.3
C	0.2
Below C	0.1
Not Rated@	3.5

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited)

Security Description	Principal Amount(12)	Market Value (Note 2)

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$108,000	$90,106
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.33% due 08/25/36(3)	1,927,269	1,577,316
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.45% due 02/05/19*(1)(3)	550,000	491,530
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(1)	800,000	848,090
GS Mortage Securities Trust Series 2007-GG10, Class A4 5.81% due 08/10/45(1)(2)	2,900,000	2,583,875
GSAMP Trust Series 2007-FM2, Class A2A 0.29% due 01/25/37(3)	2,266,539	2,090,049
GSR Mtg. Loan Trust Series 2004-10F, Class 6A1 5.00% due 09/25/34(4)	286,859	288,921
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	310,000	225,863
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 06/15/49(1)(2)	1,000,000	916,095
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.07% due 09/25/36(2)(4)	144,406	125,590

Total Asset Backed Securities
(cost $9,617,456)		9,237,435

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(5)(6)(7)(11)(15)(17) (cost $140,000)	140,000	88,200

U.S. CORPORATE BONDS & NOTES — 39.3%
Advertising Services — 0.1%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	453,000	465,458

Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	450,000	444,768
Meccanica Holdings USA Company Guar. Notes 6.25% due 01/15/40*	135,000	133,546
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	730,000	722,700

		1,301,014

Aerospace/Defense - Equipment — 0.1%
United Technologies Corp. Senior Notes 5.70% due 04/15/40	257,000	261,436

Security Description	Principal Amount(12)	Market Value (Note 2)

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	$30,000	$29,837
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	650,000	724,750

		754,587

Airlines — 0.7%
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	300,000	304,500
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	166,180	166,595
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	29,733	28,693
Delta Air Lines, Inc. Pass Through Certs. 6.82% due 02/10/24	1,264,046	1,210,324
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	425,000	432,437
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	625,000	653,125

		2,795,674

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	385,000	404,250

Auction House/Art Dealers — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	385,000	388,850

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	300,000	304,500

Auto/Truck Parts & Equipment - Original — 0.1%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	450,000	409,500

Auto/Truck Parts & Equipment - Replacement — 0.2%
Allison Transmission Senior Notes 11.00% due 11/01/15*	700,000	726,250
Exide Corp. Notes 10.00% due 04/15/05†(5)(7)	150,000	0

		726,250

Banks - Commercial — 0.2%
ATF Bank JSC Bank Guar. Notes 9.25% due 02/21/14	400,000	402,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
BB&T Corp. Sub. Notes 0.55% due 05/23/17(3)	$168,000	$152,889
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	53,936
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	411,000	421,488

		1,030,313

Banks - Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/15/37(3)	230,000	159,735

Banks - Super Regional — 1.3%
BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(3)(9)	575,000	343,041
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(3)	160,000	98,492
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	302,000	297,116
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/37(3)	945,000	751,275
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	289,000	308,965
National City Corp. Senior Notes 4.90% due 01/15/15	78,000	81,907
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	137,093
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(3)(9)	373,000	307,725
USB Capital XIII Trust Company Guar. Bonds 6.63% due 12/15/39	156,000	155,076
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(3)(9)	3,000,000	2,415,000
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	120,000	124,213
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/15/18(3)(9)	150,000	150,750
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	146,000	152,919

		5,323,572

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	525,000	528,938

Security Description	Principal Amount(12)	Market Value (Note 2)

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	$562,000	$538,817
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(10)(13)	191,042	149,013
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	63,000	49,455

		737,285

Building & Construction Products - Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	400,000	402,000

Building Products - Cement — 0.1%
Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	300,000	291,750

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	800,000	788,000
KB Home Company Guar. Notes 6.25% due 06/15/15	750,000	707,812

		1,495,812

Cable/Satellite TV — 1.8%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	760,083	897,848
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	1,305,000	1,324,575
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	265,000	265,000
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	5,000	5,569
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	1,035,000	1,050,525
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	108,000	114,720
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	800,000	872,118
Comcast Corp. Company Guar. Notes 6.40% due 03/01/40	270,000	274,718
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	213,000	228,772
COX Communications, Inc. Notes 7.13% due 10/01/12	125,000	139,997

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	$545,000	$588,600
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	855,000	887,062
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	325,000	325,812
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	403,000	433,335

		7,408,651

Casino Hotels — 1.0%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(7)(10)	362,426	308,062
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(7)	250,000	214,338
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	775,000	804,063
MGM Mirage, Inc. Company Guar. Notes 6.75% due 09/01/12	725,000	670,625
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	650,000	583,375
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	925,000	996,687
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	345,000	345,000

		3,922,150

Casino Services — 0.1%
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	420,000	483,000

Cellular Telecom — 0.5%
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	815,000	825,187
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	556,000	554,610
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	750,000	691,875

		2,071,672

Chemicals - Diversified — 0.2%
Olin Corp. Senior Notes 8.88% due 08/15/19	535,000	569,775
Rohm & Haas Co. Notes 6.00% due 09/15/17	216,000	229,109

Security Description	Principal Amount(12)	Market Value (Note 2)

Chemicals - Diversified (continued)
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	$165,000	$139,153

		938,037

Chemicals - Plastics — 0.2%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	750,000	701,250

Chemicals - Specialty — 0.2%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	875,000	824,688

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	310,000	330,150

Coal — 0.4%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	825,000	853,875
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	850,000	850,000

		1,703,875

Commercial Services — 0.2%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	825,000	789,938

Computer Services — 0.4%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	156,000	161,070
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	670,000	696,800
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	656,000	671,580

		1,529,450

Computers - Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18*	130,000	131,300
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20*	70,000	71,400

		202,700

Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	225,000	225,563

Consumer Products - Misc. — 0.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	543,000	534,855

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	$145,000	$146,813
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	775,000	804,062
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	140,000	127,400
Owens - Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	245,000	248,675

		1,326,950

Containers - Paper/Plastic — 0.3%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.25% due 11/15/15*	325,000	320,937
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.88% due 09/15/14*	350,000	336,875
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	420,000

		1,077,812

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	650,000	667,875

Decision Support Software — 0.2%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	895,000	823,400

Direct Marketing — 0.2%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	901,000	630,700

Distribution/Wholesale — 0.2%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	750,000	751,875

Diversified Banking Institutions — 2.4%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	6,000	5,866
Bank of America Corp. Senior Notes 6.25% due 04/15/12	100,000	107,351
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	51,073
Bank of America Corp. Jr. Sub. Notes 8.00% due 01/30/18(3)(9)	1,975,000	1,882,412
Bank of America Corp. Jr. Sub. Notes 8.13% due 05/15/18(3)(9)	1,005,000	957,886
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	145,000	144,200

Security Description	Principal Amount(12)	Market Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	$184,000	$192,601
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	140,000	136,556
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	500,000	528,204
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	145,000	123,128
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	116,000	116,390
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	340,000	360,841
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	800,000	740,000
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	1,525,000	1,406,813
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	425,000	428,719
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	162,000	163,463
Morgan Stanley Senior Notes 5.50% due 01/26/20	125,000	122,453
Morgan Stanley Senior Notes 6.00% due 04/28/15	926,000	989,125
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	125,000	134,054
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	130,000	132,606
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	210,000	220,395
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	187,000	201,323
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	430,000	403,211
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	130,000	126,044

		9,674,714

Diversified Financial Services — 1.5%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	138,284	142,605
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	207,427	213,391

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	$207,427	$212,353
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	345,712	353,491
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	1,933,997	1,977,512
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(3)	2,480,000	2,300,200
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	270,000	272,337
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	150,400
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	740,000	713,411

		6,335,700

Diversified Manufacturing Operations — 0.3%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*	119,000	117,748
General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	89,199
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	445,000	404,950
SPX Corp. Senior Notes 7.63% due 12/15/14	500,000	511,250

		1,123,147

Electric - Generation — 0.9%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	364,000	358,013
Edison Mission Energy Senior Notes 7.00% due 05/15/17	450,000	329,625
Edison Mission Energy Senior Notes 7.63% due 05/15/27	370,000	240,500
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	237,250	233,691
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	247,519	253,088
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	518,145	553,120
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	300,000	319,125

Security Description	Principal Amount(12)	Market Value (Note 2)

Electric - Generation (continued)
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	$369,241	$381,899
The AES Corp. Senior Notes 8.00% due 10/15/17	815,000	809,906
The AES Corp. Senior Notes 8.00% due 06/01/20	400,000	392,500

		3,871,467

Electric - Integrated — 1.0%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	196,000	199,010
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	208,000	238,737
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	125,000	122,031
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	316,000	339,922
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	130,000	148,948
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	21,000	23,784
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	130,000	133,009
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	680,000	635,800
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	237,050	248,310
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	345,000	372,771
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(7)	725,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	1,480,000	1,106,152
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 11.25% due 11/01/16(11)	602,458	427,745
Trans - Allegheny Interstate Line Co. Senior Notes 4.00% due 01/15/15*	128,000	129,314

		4,125,533

Electronic Components - Misc. — 0.2%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	675,000	698,625

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	450,000	456,750

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors (continued)
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	$450,000	$459,000
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	102,000	106,236

		1,021,986

Enterprise Software/Service — 0.2%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	625,000	643,750

Finance - Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	1,375,000	1,380,763

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	260,000	264,246

Finance - Investment Banker/Broker — 0.5%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	700,000	714,000
JPMorgan Chase Capital XXIII, Ltd. Guar. Bonds 1.25% due 05/15/77(3)	65,000	46,545
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 0.00% due 05/31/12†(3)(9)(16)(17)	101,000	252
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(16)(17)	97,000	21,825
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(16)(17)	111,000	277
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(16)(17)	143,000	357
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	500,000	508,936
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	435,000	438,864
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	232,000	256,139

		1,987,195

Finance - Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	260,000	265,383

Firearms & Ammunition — 0.1%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	550,000	583,000

Security Description	Principal Amount(12)	Market Value (Note 2)

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	$725,000	$784,813

Food - Misc. — 0.2%
Del Monte Foods Co. Senior Sub. Notes 7.50% due 10/15/19*	275,000	279,125
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	346,000	362,457
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	208,000	236,238

		877,820

Food - Retail — 0.2%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	295,000	318,500
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	412,000
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	200,000	201,000

		931,500

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	775,000	736,631

Funeral Services & Related Items — 0.3%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	750,000	721,875
Service Corp. International Senior Notes 8.00% due 11/15/21	650,000	648,375

		1,370,250

Gambling (Non - Hotel) — 0.2%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	700,000	623,000
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	623,000	339,535

		962,535

Gas - Distribution — 0.1%
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(5)(7)	104,000	80,600
Sempra Energy Senior Notes 6.50% due 06/01/16	186,000	208,261

		288,861

Gas - Transportation — 0.4%
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	435,000	406,181

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas - Transportation (continued)
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	$1,455,000	$1,276,763

		1,682,944

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	675,000	681,750

Home Furnishings — 0.1%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	550,000	569,250
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(8)(16)(17)	45,000	3,713

		572,963

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	139,000	145,950

Independent Power Producers — 0.4%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(7)	1,615,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,115,000	1,099,669
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	405,000	378,675

		1,478,344

Insurance - Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	147,463
Lincoln National Corp. Bonds 7.00% due 05/17/66(3)	800,000	683,040
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	197,111
Pacific LifeCorp Senior Notes 6.00% due 02/10/20*	140,000	138,862
Principal Life Income Funding Trusts Senior Sec. Notes 0.43% due 11/08/13(3)	213,000	203,375
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	141,000	149,142

		1,518,993

Insurance - Multi - line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	150,000	136,331
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	145,000	150,972

Security Description	Principal Amount(12)	Market Value (Note 2)

Insurance - Multi - line (continued)
MetLife, Inc. Senior Notes 6.75% due 06/01/16	$250,000	$277,743
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	280,000	284,748
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	280,000	311,926

		1,161,720

Insurance - Mutual — 0.5%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	160,000	136,021
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	252,225
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)	1,415,000	1,528,200

		1,916,446

Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12†(16)(17)	1,465,000	219,750

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17*	300,000	302,250
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40	313,000	320,376

		622,626

Medical Products — 0.2%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	145,000	150,621
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	800,000	874,000

		1,024,621

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	240,000	266,264
Bio - Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	200,000	209,000

		475,264

Medical - Drugs — 0.4%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	550,000	580,250
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	1,050,000	1,086,750

		1,667,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	$145,000	$150,482

Medical - Hospitals — 1.5%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	2,195,000	2,271,825
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,850,000	1,455,676
HCA, Inc. Senior Notes 8.50% due 04/15/19*	2,200,000	2,359,500

		6,087,001

Metal - Copper — 0.2%
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	190,000	205,913
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	653,000	708,505

		914,418

Mining Services — 0.1%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.27% due 11/15/14(3)(11)	549,141	429,703

Multimedia — 0.0%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11†(5)(7)(16)(17)	100,000	56,475
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	87,000	106,093

		162,568

Music — 0.2%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*	750,000	787,500

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(7)(15)(18)	75,000	0

Non - Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	435,000	469,800
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	525,000	564,375
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	149,000	150,925
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	121,000	133,991
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	650,000	667,875

Security Description	Principal Amount(12)	Market Value (Note 2)

Non - Hazardous Waste Disposal (continued)
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	$240,000	$246,600

		2,233,566

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	182,000	190,999

Office Supplies & Forms — 0.1%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	545,000	592,415

Oil Companies - Exploration & Production — 1.8%
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	400,000	433,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	80,000	73,600
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	780,000	795,600
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	260,000	211,900
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	685,000	661,025
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	275,000	270,875
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	325,000	353,437
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	175,000	188,563
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	490,000	521,850
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	670,000	651,575
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	202,500
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	732,000	829,180
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	250,000	252,188
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	353,437
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	600,000	606,000
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	150,000	156,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	$75,000	$85,125
SandRidge Energy, Inc. Company Guar. Notes 8.75% due 01/15/20*	250,000	245,000
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	162,000	182,707
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	125,000	144,831

		7,218,393

Oil Companies - Integrated — 0.2%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	348,000	402,676
Hess Corp. Senior Notes 7.88% due 10/01/29	330,000	400,254

		802,930

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.13% due 02/01/20	125,000	125,818
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	225,000	189,000

		314,818

Oil - Field Services — 0.2%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	425,000	455,812
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	500,000	505,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	51,162	51,476

		1,012,288

Paper & Related Products — 0.5%
Boise Paper Holdings LLC Senior Notes 9.00% due 11/01/17*	75,000	77,250
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(5)(7)(11)	95,776	95,776
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	400,000	443,000
Georgia - Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	425,000	430,844
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	130,000	131,300
Georgia - Pacific LLC Senior Notes 7.75% due 11/15/29	155,000	154,612

Security Description	Principal Amount(12)	Market Value (Note 2)

Paper & Related Products (continued)
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	$345,000	$329,475
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14	125,000	115,000
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	300,000	315,000

		2,092,257

Photo Equipment & Supplies — 0.2%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	825,000	808,500

Physicians Practice Management — 0.4%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	1,400,000	1,452,500

Pipelines — 1.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,060,000	1,067,950
Crosstex Energy/Crosstex Energy Finance Corp. Senior Notes 8.88% due 02/15/18*	450,000	456,750
Dynegy - Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,300,000	1,254,500
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	300,000	302,517
El Paso Corp. Senior Notes 12.00% due 12/12/13	100,000	116,250
Enbridge Energy Partners LP Senior Notes 5.20% due 03/15/20	95,000	96,161
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	245,000	237,650
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	300,000	301,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	200,000	202,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	700,000	392,000
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	333,000	348,510
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	285,000	292,837
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	346,500

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Bonds 6.30% due 04/15/40*	$130,000	$129,988
Williams Partners LP Senior Notes 7.50% due 06/15/11	363,000	387,119

		5,932,732

Printing - Commercial — 0.4%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18*	900,000	891,000
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	805,000	813,050

		1,704,050

Private Corrections — 0.2%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	425,000	435,625
The Geo Group, Inc. Company Guar. Notes 7.75% due 10/15/17*	350,000	354,375

		790,000

Publishing - Books — 0.1%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	300,000	273,375

Publishing - Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	275,000	287,719
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	175,000	183,094
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	146,000	83,220

		554,033

Publishing - Periodicals — 0.1%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	375,000	417,656
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(5)(16)(17)	955,000	3,152

		420,808

Radio — 0.1%
Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16*	250,000	258,125

Real Estate Investment Trusts — 0.1%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	325,000	329,875
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	65,000	65,319

		395,194

Security Description	Principal Amount(12)	Market Value (Note 2)

Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	$140,000	$143,041
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	525,000	578,812

		721,853

Real Estate Operations & Development — 0.1%
Country Garden Holdings Co. Senior Notes 11.75% due 09/10/14*	300,000	301,875

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(11)(16)(17)	1,625,000	12,350

Rental Auto/Equipment — 0.3%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	175,000	169,312
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	1,050,000	979,125

		1,148,437

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	350,000	266,000

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	360,000	349,200
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	470,000	401,850
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	210,000	224,963

		976,013

Retail - Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	350,000	351,750

Retail - Drug Store — 0.2%
CVS Pass - Through Trust Pass Through Certs. 7.51% due 01/10/32*	123,880	134,663
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	325,000	343,687
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	350,000	366,625

		844,975

Retail - Major Department Stores — 0.0%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	155,625

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Music Store — 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(5)(6)(7)(10)(15)(17)	$15,273	$305

Retail - Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	400,000	389,875
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	250,000	253,125

		643,000

Retail - Regional Department Stores — 0.5%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	900,000	812,250
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	360,000	349,200
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	225,000	198,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	440,000	407,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	215,000	196,187

		1,962,637

Retail - Restaurants — 0.1%
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15*	375,000	391,875

Retail - Toy Stores — 0.2%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	930,000	939,300

Rubber - Tires — 0.2%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	600,000	646,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(7)(15)(18)	25,000	0

Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	45,000	46,575

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	140,000	134,643

Seismic Data Collection — 0.3%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	745,000	711,475

Security Description	Principal Amount(12)	Market Value (Note 2)

Seismic Data Collection (continued)
Seitel, Inc. Senior Notes 9.75% due 02/15/14	$570,000	$416,100

		1,127,575

Soap & Cleaning Preparation — 0.1%
JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*	250,000	257,500

Special Purpose Entities — 0.7%
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14†*(16)	1,790,000	308,775
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	725,000	822,326
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	328,000	347,980
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	579,150
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	375,000	334,688
Local TV Finance LLC Senior Notes 10.00% due 06/15/15*(11)	310,875	177,199
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	102,089
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	136,000	147,693
The Goldman Sachs Capital III Company Guar. Notes 1.03% due 09/01/12(3)(9)	116,000	77,430

		2,897,330

Steel - Producers — 0.6%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	725,000	725,906
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15(2)	450,000	462,375
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	750,000	723,750
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	475,000	476,188

		2,388,219

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	250,000	293,789

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	645,000	661,125

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.5%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	$25,000	$18,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	91,875
Cincinnati Bell Telephone Co., LLC Company Guar. Notes 7.27% due 12/11/23	250,000	183,750
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	755,000	738,012
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	425,000	428,188
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	500,000	525,000

		1,985,200

Telephone - Integrated — 1.0%
AT&T, Inc. Senior Notes 5.63% due 06/15/16	120,000	131,829
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	677,000	690,665
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	19,625
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	625,000	621,875
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18*	700,000	642,250
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	105,000	106,050
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	120,000	121,200
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	175,000	181,125
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	975,000	738,562
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	525,000	463,312
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	164,000	185,490
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	125,000	132,070
Windstream Corp. Bonds 7.88% due 11/01/17	250,000	244,375

		4,278,428

Security Description	Principal Amount(12)	Market Value (Note 2)

Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	$545,000	$540,231
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(11)	60,492	21,324
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	282,000	302,798
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13†*(3)(11)(16)(17)	895,500	10,074
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(11)	575,000	508,875
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(16)(17)	230,000	1,610
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(16)(17)	510,000	3,570

		1,388,482

Theaters — 0.2%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	400,000	413,000
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(8)	675,000	568,687

		981,687

Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	200,000	168,000

Transport - Air Freight — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	105,349	99,028
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	407,200	350,192
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	458,387	385,045
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	510,933	475,167

		1,309,432

Transport - Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12	199,000	206,840
GATX Corp. Senior Notes 4.75% due 05/15/15	125,000	125,292

		332,132

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	$355,000	$348,788
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	200,000	193,000

		541,788

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	575,000	575,000

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Senior Notes 9.00% due 02/15/18*	450,000	445,500

Wireless Equipment — 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	200,000	216,500
Motorola, Inc. Senior Notes 5.38% due 11/15/12	297,000	315,817
Motorola, Inc. Debentures 6.50% due 09/01/25	168,000	164,332

		696,649

Total U.S. Corporate Bonds & Notes
(cost $161,598,167)		161,272,009

FOREIGN CORPORATE BONDS & NOTES — 7.5%
Banks - Commercial — 0.8%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	645,000	648,400
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	205,000	225,769
Banco de Credito del Peru Jr. Sub. Notes 9.75% due 11/06/69*(3)	128,000	137,638
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(9)	260,000	213,200
Groupe BPCE Notes 4.15% due 06/30/10(3)(9)	78,000	51,484
Lloyds Banking Group PLC Jr. Sub. Bonds 5.92% due 10/01/15*(3)(9)	1,275,000	688,500
National Australia Bank, Ltd. Senior Notes 2.50% due 01/08/13*	285,000	286,002
Nordea Bank AB Bonds 8.38% due 03/25/15(3)(9)	120,000	126,300
Nordea Bank AB Senior Notes 2.50% due 11/13/12*	225,000	226,953
Nordea Bank AB Senior Notes 4.88% due 01/27/20*	132,000	131,351

Security Description	Principal Amount(12)	Market Value (Note 2)

Banks - Commercial (continued)
Westpac Banking Corp. Sub. Notes 0.84% due 09/30/10(3)(9)	$570,000	$347,700
Westpac Securities NZ, Ltd. Company Guar. Notes 2.63% due 01/28/13*	266,000	267,147

		3,350,444

Banks - Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(3)(9)	310,000	148,800
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 8.50% due 02/07/25(2)	130,000	104,000
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	136,000	133,728
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	135,000	130,633

		517,161

Building & Construction Products - Misc. — 0.2%
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	440,000	448,250
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	330,000	337,425

		785,675

Building - Heavy Construction — 0.1%
Odebrecht Finance, Ltd. Company Guar. Notes 7.00% due 04/21/20*	375,000	378,750

Chemicals - Plastics — 0.2%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	925,000	800,125

Coal — 0.2%
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*	480,000	493,200
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/19*	130,000	129,025

		622,225

Computers - Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	375,000	374,063

Diamonds/Precious Stones — 0.1%
Alrosa Finance SA Company Guar. Notes 8.88% due 11/17/14	330,000	354,090

Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(9)	175,000	145,250

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Natixis Sub. Notes 0.50% due 01/15/19(3)	$100,000	$87,681
Royal Bank of Scotland Group PLC Bonds 7.64% due 09/29/17(3)(9)	725,000	445,875

		678,806

Diversified Financial Services — 0.1%
TNK - BP Finance SA Company Guar. Notes 7.88% due 03/13/18	320,000	335,200

Diversified Minerals — 0.4%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	270,000	301,440
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	177,000	194,657
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	500,000	596,250
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	355,000	436,650

		1,528,997

Electric - Distribution — 0.1%
Majapahit Holding BV Company Guar. Notes 7.75% due 01/20/20*	328,000	340,300

Electric - Integrated — 0.5%
EDF SA Senior Notes 5.60% due 01/27/40*	352,000	340,682
Electricite de France Notes 5.50% due 01/26/14*	251,000	276,113
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	353,000	360,173
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	166,000	166,391
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	484,000	469,005
TransAlta Corp. Senior Notes 4.75% due 01/15/15	224,000	231,924

		1,844,288

Electronic Components - Misc. — 0.0%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	175,000	174,563

Finance - Other Services — 0.2%
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	354,000	351,009
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*	260,000	263,961

		614,970

Security Description	Principal Amount(12)	Market Value (Note 2)

Fisheries — 0.1%
Corp. Pesquera Inca SAC Company Guar. Notes 9.00% due 02/10/17*	$315,000	$308,700

Food - Meat Products — 0.2%
BFF International, Ltd. Company Guar. Notes 7.25% due 01/28/20*	405,000	405,474
JBS SA Company Guar. Notes 9.38% due 02/07/11	375,000	389,531
JBS SA Senior Notes 10.50% due 08/04/16*	200,000	221,000

		1,016,005

Gas - Distribution — 0.1%
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*	215,000	225,213

Hotel/Motels — 0.0%
Grupo Posadas SAB de CV Company Guar. Notes 9.25% due 01/15/15*	128,000	131,840

Import/Export — 0.2%
Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16	315,000	326,813
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*	530,000	530,738

		857,551

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(7)(16)(19)	175,000	175

Insurance - Multi - line — 0.1%
Aegon NV Sub. Notes 3.92% due 07/15/14(3)(9)	62,000	36,288
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	219,000	226,431
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	142,000	138,225

		400,944

Insurance - Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	135,000	136,328

Marine Services — 0.1%
Trico Shipping AS Senior Sec. Notes 11.88% due 11/01/14*	575,000	557,031

Metal - Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	196,000	216,411

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Diversified (continued)
Inco, Ltd. Senior Notes 7.75% due 05/15/12	$140,000	$153,529
Noranda, Inc. Notes 6.00% due 10/15/15	156,000	168,350

		538,290

Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	125,000	125,313

Oil Companies - Exploration & Production — 0.8%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	945,000	760,725
Gaz Capital SA Bonds 8.15% due 04/11/18	390,000	421,239
KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*	250,000	307,500
Nexen, Inc. Senior Notes 5.88% due 03/10/35	193,000	184,134
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	1,505,000	1,324,400
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	235,000	209,150

		3,207,148

Oil Companies - Integrated — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	350,000	397,250

Paper & Related Products — 0.2%
Cascades, Inc. Senior Notes 7.75% due 12/15/17*	300,000	303,000
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20*	100,000	101,000
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	294,651

		698,651

Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	78,000	75,855

Printing - Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 03/15/16†(5)(7)	800,000	0

Real Estate Operations & Development — 0.1%
Agile Property Holdings, Ltd. Senior Notes 10.00% due 11/14/16*	460,000	472,075

Security Description	Principal Amount(12)	Market Value (Note 2)

Satellite Telecom — 0.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(8)	$1,475,000	$1,522,937
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,000,000	1,015,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	275,000	280,500

		2,818,437

Special Purpose Entities — 0.2%
CCL Finance, Ltd. Company Guar. Notes 9.50% due 08/15/14*	270,000	301,050
Hellas Telecommunications Luxembourg II Sub. Notes 0.00% due 01/15/15†*(3)(16)(17)	560,000	23,800
Kuwait Projects Co. Senior Notes 8.88% due 10/17/16	485,000	485,000
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(3)(9)	121,000	112,409

		922,259

Steel - Producers — 0.4%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	750,000	738,750
Evraz Group SA Notes 8.88% due 04/24/13	300,000	309,900
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20*	395,000	398,950

		1,447,600

SupraNational — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	112,000	120,396

Telephone - Integrated — 0.5%
British Telecommunications PLC Bonds 9.63% due 12/15/30	170,000	215,767
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	423,000	441,559
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	423,000	443,945
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	135,000	149,948
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	125,000	131,978
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	136,000	145,346
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	635,000	638,969

		2,167,512

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)		Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Transport - Marine — 0.1%
BW Group, Ltd. Notes 6.63% due 06/28/17		$330,000	$308,550
Teekay Corp. Senior Notes 8.50% due 01/15/20		200,000	203,000

			511,550

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		300,000	329,243
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*		275,000	272,340

			601,583

Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd. Notes 6.85% due 07/02/37		370,000	281,200

Total Foreign Corporate Bonds & Notes
(cost $30,189,135)			30,718,563

FOREIGN GOVERNMENT AGENCIES — 27.3%
Sovereign — 27.3%
Federal Republic of Brazil Bonds 5.63% due 01/07/41		653,000	608,923
Federal Republic of Brazil Notes 5.88% due 01/15/19		650,000	700,375
Federal Republic of Brazil Bonds 6.00% due 01/17/17		840,000	916,440
Federal Republic of Brazil Bonds 7.13% due 01/20/37		1,480,000	1,672,400
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,608,889	1,874,356
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,300,000	1,625,000
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,450,000	1,870,500
Federal Republic of Brazil Bonds 8.88% due 10/14/19		670,000	862,625
Federal Republic of Brazil Notes 11.00% due 08/17/40		3,040,000	4,081,200
Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	1,200,000	783,554
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	370,000	538,725
Government of Australia Bonds 6.00% due 02/15/17	AUD	3,880,000	3,610,332
Government of Australia Bonds 6.25% due 06/15/14	AUD	1,800,000	1,688,269

Security Description	Principal Amount(12)		Market Value (Note 2)

Sovereign (continued)
Government of Australia Bonds 6.50% due 05/15/13	AUD	410,000	$385,539
Government of Canada Notes 3.00% due 06/01/14	CAD	4,135,000	4,035,142
Government of Canada Bonds 3.75% due 06/01/12	CAD	1,713,000	1,711,616
Government of Canada Notes 4.25% due 06/01/18	CAD	2,460,000	2,511,061
Government of Canada Bonds 5.75% due 06/01/29	CAD	940,000	1,098,876
Government of France Bonds 3.75% due 10/25/19	EUR	460,000	645,657
Government of Japan Bonds 1.40% due 12/20/15	JPY	37,200,000	436,792
Government of Japan Bonds 1.70% due 09/20/17	JPY	219,000,000	2,606,856
Government of Japan Bonds 2.10% due 03/20/27	JPY	241,000,000	2,756,799
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	343,000	487,152
Government of Turkey Notes 11.00% due 08/06/14	TRY	1,270,000	839,276
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	28,310,000	5,220,812
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	13,250,000	2,498,701
Kingdom of Sweden Bonds 4.25% due 03/12/19	SEK	5,200,000	795,673
Kingdom of Sweden Bonds 5.39% due 08/12/15	SEK	27,335,000	4,215,957
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	15,000,000	2,311,874
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	1,790,000	1,640,376
Republic of Argentina Notes 2.50% due 12/31/38(13)		1,647,637	528,891
Republic of Argentina Bonds 8.28% due 12/31/33		1,546,791	1,009,281
Republic of Colombia Notes 7.38% due 01/27/17		270,000	309,825
Republic of Colombia Notes 7.38% due 03/18/19		657,000	752,265

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Colombia Bonds 7.38% due 09/18/37		$1,600,000	$1,740,000
Republic of Colombia Bonds 8.13% due 05/21/24		250,000	298,125
Republic of El Salvador Bonds 7.38% due 12/01/19*		360,000	378,000
Republic of Georgia Bonds 7.50% due 04/15/13		770,000	791,175
Republic of Indonesia Bonds 5.88% due 03/13/20*		1,470,000	1,519,613
Republic of Indonesia Bonds 6.63% due 02/17/37		2,445,000	2,398,902
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	974,025
Republic of Indonesia Bonds 11.63% due 03/04/19		1,110,000	1,584,525
Republic of Italy Bonds 4.75% due 02/01/13	EUR	970,000	1,424,946
Republic of Peru Bonds 6.55% due 03/14/37		490,000	514,500
Republic of Peru Notes 7.35% due 07/21/25		729,000	849,285
Republic of Peru Bonds 8.75% due 11/21/33		380,000	495,900
Republic of Philippines Bonds 6.50% due 01/20/20		660,000	705,375
Republic of Philippines Bonds 7.75% due 01/14/31		480,000	532,800
Republic of Philippines Senior Notes 9.50% due 02/02/30		515,000	664,350
Republic of Philippines Notes 10.63% due 03/16/25		795,000	1,097,100
Republic of South Africa Bonds 6.88% due 05/27/19		425,000	468,563
Republic of Turkey Bonds 6.75% due 05/30/40		1,570,000	1,517,091
Republic of Turkey Notes 6.88% due 03/17/36		1,340,000	1,336,650
Republic of Turkey Bonds 7.00% due 09/26/16		465,000	511,500
Republic of Turkey Notes 7.00% due 06/05/20		810,000	879,863

Security Description	Principal Amount(12)	Market Value (Note 2)

Sovereign (continued)
Republic of Turkey Notes 7.38% due 02/05/25	$1,100,000	$1,204,500
Republic of Turkey Bonds 7.50% due 11/07/19	1,435,000	1,614,375
Republic of Turkey Notes 8.00% due 02/14/34	467,000	529,461
Republic of Turkey Senior Bonds 11.88% due 01/15/30	1,475,000	2,334,187
Republic of Uruguay Bonds 6.88% due 09/28/25	200,000	207,000
Republic of Uruguay Notes 7.63% due 03/21/36	340,000	363,800
Republic of Venezuela Bonds 5.75% due 02/26/16	910,000	625,625
Republic of Venezuela Bonds 7.65% due 04/21/25	360,000	227,340
Republic of Venezuela Notes 8.50% due 10/08/14	780,000	655,200
Republic of Venezuela Bonds 9.00% due 05/07/23	520,000	364,000
Republic of Venezuela Bonds 9.25% due 09/15/27	3,050,000	2,279,875
Republic of Venezuela Bonds 9.25% due 05/07/28	980,000	686,000
Russian Federation Senior Bonds 7.50% due 03/31/30(13)	8,107,500	9,186,608
Russian Federation Notes 12.75% due 06/24/28	190,000	328,244
State of Qatar Bonds 6.40% due 01/20/40	287,000	289,153
State of Qatar Senior Notes 6.40% due 01/20/40*	370,000	370,000
United Mexican States Notes 5.13% due 01/15/20	940,000	946,580
United Mexican States Notes 5.63% due 01/15/17	1,024,000	1,085,440
United Mexican States Notes 5.88% due 02/17/14	550,000	613,250
United Mexican States Notes 5.95% due 03/19/19	858,000	918,060
United Mexican States Notes 6.05% due 01/11/40	750,000	738,750

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(12)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Notes 6.75% due 09/27/34		$2,185,000	$2,343,412
United Mexican States Bonds 7.50% due 04/08/33		340,000	394,400
United Mexican States Bonds 7.75% due 12/14/17	MXN	39,000,000	3,090,786
United Mexican States Notes 8.13% due 12/30/19		770,000	952,875
United Mexican States Bonds 8.30% due 08/15/31		310,000	387,500
United Mexican States Bonds 10.00% due 12/05/24		MXN 11,000,000	1,010,181

Total Foreign Government Agencies
(cost $106,853,764)			112,060,010

U.S. GOVERNMENT AGENCIES — 10.8%
Federal Home Loan Mtg. Corp. — 5.4%
4.13% due 07/12/10		200,000	202,935
4.50% due 02/01/20		253,780	267,091
4.50% due 08/01/20		94,514	99,472
4.50% due 03/01/23		714,279	745,491
4.50% due 01/01/39		552,974	560,948
5.00% due 09/01/18		332,817	354,527
5.00% due 07/01/20		234,208	249,120
5.00% due 05/01/34		455,699	475,311
5.00% due 02/01/35		67,138	70,027
5.00% due 07/01/35		268,863	280,182
5.00% due 10/01/35		186,792	194,656
5.00% due 11/01/35		673,520	701,874
5.00% due 11/01/37		335,661	349,405
5.00% due 03/01/38		476,469	495,980
5.00% due 03/01/39		1,636,583	1,703,434
5.33% due 12/01/35(3)		270,072	283,353
5.50% due 06/01/22		440,738	471,541
5.50% due 07/01/35		209,930	222,463
5.50% due 05/01/37		508,584	538,361
5.50% due 06/01/37		19,422	20,560
5.50% due 10/01/37		2,785,552	2,948,643
5.50% due 12/01/37		349,171	369,614
5.50% due 01/01/38		461,310	488,417
5.50% due 02/01/38		530,063	561,097
5.79% due 01/01/37(3)		201,155	209,764
5.93% due 10/01/36(3)		1,831,328	1,902,221
6.00% due 01/01/30		17,833	19,369
6.00% due 02/01/32		95,769	103,959
6.00% due 07/01/35		148,019	159,381
6.00% due 05/01/37		17,062	18,282
6.00% due 10/01/37		304,656	326,424
6.00% due 12/01/37		2,654,552	2,844,222
6.13% due 09/01/36(3)		20,224	21,115
6.50% due 07/01/29		2,966	3,252
6.50% due 12/01/35		1,268	1,376
6.50% due 02/01/36		107,826	117,030
6.50% due 11/01/37		368,422	398,487
6.88% due 09/15/10		772,000	800,289
7.00% due 06/01/29		12,864	14,222

Security Description	Principal Amount(12)	Market Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28	$280,000	$296,633
Series 3317, Class PD 5.00% due 09/15/31	360,000	382,640
Series 3116, Class PD 5.00% due 10/15/34	1,310,000	1,387,197
Series 3349, Class HB 5.50% due 06/15/31	642,000	684,027

		22,344,392

Federal National Mtg. Assoc. — 4.7%
2.13% due 01/25/13	243,000	245,397
4.50% due 06/01/19	233,209	245,914
4.50% due 01/01/39	230,412	233,626
4.75% due 12/15/10	251,000	259,647
5.00% due 03/15/16	163,000	181,298
5.00% due 01/01/23	572,700	604,461
5.00% due 04/01/23	451,622	476,668
5.00% due 10/01/35	773,952	804,962
5.00% due 01/01/37	93,001	96,606
5.00% due 03/01/37	114,174	118,599
5.00% due 05/01/37	22,169	23,028
5.00% due 06/01/37	301,692	313,386
5.00% due 07/01/37	618,230	642,193
5.00% due 09/01/37	749,896	778,962
5.00% due 05/01/38	2,797,845	2,906,291
5.00% due 09/01/39	3,341,207	3,470,380
5.19% due 01/01/37(3)	729,689	751,966
5.50% due 03/01/18	12,994	13,967
5.50% due 11/01/22	165,627	176,711
5.50% due 01/01/29	46,625	49,619
5.50% due 05/01/29	15,222	16,171
5.50% due 06/01/34	241,840	255,749
5.50% due 02/01/36(3)	134,275	139,106
5.50% due 09/01/36	1,562,950	1,648,197
5.50% due 11/01/36	47,357	49,941
5.50% due 04/01/37	396,795	418,353
5.50% due 03/01/38	500,525	527,719
6.00% due 02/01/32	55,055	59,282
6.00% due 10/01/34	4,656	4,997
6.00% due 07/01/37	188,556	200,261
6.00% due 08/01/37	555,862	590,368
6.00% due 10/01/37	514,506	546,444
6.50% due 12/01/31	46,124	50,076
6.50% due 02/01/35	70,787	76,033
6.50% due 07/01/36	204,499	218,887
6.50% due 11/01/37	1,141,279	1,219,793
8.50% due 08/01/31	7,967	9,210
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	735,000	779,748

		19,204,016

Government National Mtg. Assoc. — 0.7%
6.00% due 08/15/39	2,714,226	2,898,588

Total U.S. Government Agencies
(cost $42,739,817)		44,446,996

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

Security Description	Principal Amount/ Shares(12)	Market Value (Note 2)

U.S. GOVERNMENT TREASURIES — 2.7%
United States Treasury Bonds — 0.6%
4.38% due 02/15/38	$204,000	$199,920
4.38% due 11/15/39	248,000	241,723
4.50% due 05/15/38	503,000	502,921
4.50% due 08/15/39	1,112,000	1,106,961
5.25% due 11/15/28	127,000	141,129
8.13% due 08/15/19	117,000	160,135

		2,352,789

United States Treasury Notes — 2.1%
0.88% due 05/31/11	1,000,000	1,005,859
2.00% due 11/30/13	328,000	331,536
2.25% due 05/31/14	1,486,000	1,504,575
2.38% due 09/30/14	112,000	113,356
2.75% due 02/28/13	105,000	109,421
2.75% due 11/30/16	5,000	4,932
2.75% due 02/15/19	860,000	811,289
3.25% due 05/31/16	2,000,000	2,052,656
3.38% due 07/31/13	449,000	476,677
3.38% due 11/15/19	246,000	241,714
3.50% due 02/15/18	234,000	238,004
3.63% due 12/31/12	400,000	426,875
3.63% due 08/15/19	52,000	52,260
3.88% due 05/15/18	57,000	59,231
4.00% due 02/15/15	500,000	541,719
4.25% due 08/15/15	90,000	98,325
4.50% due 11/15/15	536,000	592,992
4.63% due 11/15/16	130,000	143,762

		8,805,183

Total U.S. Government Treasuries
(cost $11,068,813)		11,157,972

COMMON STOCK — 0.1%
Energy - Alternate Sources — 0.0%
VeraSun Energy Corp.†(5)(7)	50,000	0

Food - Misc. — 0.0%
Wornick Co.†(5)(6)(7)	1,722	65,849

Gambling (Non - Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(5)(6)(7)	1,280	17,273

Gas - Distribution — 0.0%
MXEnergy Holdings, Inc.†(5)(7)	52,368	44,487

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(5)(6)(7)	5,372	0

Oil Companies - Exploration & Production — 0.1%
Energy Partners, Ltd.†	35,089	353,346

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(5)(7)	43	95,630

Printing - Commercial — 0.0%
World Color Press, Inc.†	463	5,093

Retail - Music Store — 0.0%
MTS, Inc.†(5)(6)(7)	3,863	0

Total Common Stock
(cost $682,723)		581,678

PREFERRED STOCK — 0.2%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	5,396	291,890

Banks - Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	4,350	99,528

Security Description	Principal Amount/ Shares(12)	Market Value (Note 2)

Diversified Financial Services — 0.0%
General Electric Capital Corp. 4.50%(8)	6,436	$160,578

Finance - Mortgage Loan/Banker — 0.0%
Countrywide Capital V 7.00%	7,555	163,566
Federal Home Loan Mtg. Corp. 0.00%(3)	5,100	5,814

		169,380

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	9,200	190,532

Total Preferred Stock
(cost $999,631)		911,908

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)†(5)	6,905	0

Printing - Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (Strike price $13.00)†	262	1,378
World Color Press, Inc. Expires 07/20/14 (Strike price $16.30)†	262	996

		2,374

Total Warrants
(cost $18,990)		2,374

Total Long-Term Investment Securities
(cost $363,908,496)		370,477,145

REPURCHASE AGREEMENT — 7.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/26/10, to be repurchased 03/01/10 in the amount of $31,386,026 and collateralized by $32,345,000 of United States Treasury Bills, bearing interest at 0.17% due 06/17/10 and having an approximate value of $32,332,062 (cost $31,386,000)	$31,386,000	31,386,000

TOTAL INVESTMENTS
(cost $395,294,496)(14)	97.9%	401,863,145
Other assets less liabilities	2.1	8,743,275

NET ASSETS —	100.0%	$410,606,420

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2010, the aggregate value of these securities was $61,122,606 representing 14.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of February 28, 2010, maturity date reflects the stated maturity date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2010.
(4)	Collateralized Mortgage Obligation
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2010 (Unaudited) — (continued)

(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2010, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$0	$0.00	0.00%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	88,200	63.00	0.02

MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	12,337	44,410
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	45,634	305	2.00	0.00

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	29,437	17,273	13.49	0.01

Wornick Co. Common Stock	08/08/08	1,722	225,265	65,849	38.24	0.01

				$171,627		0.04%

(7)	Illiquid security. At February 28, 2010, the aggregate value of these securities was $927,053 representing 0.2% of net assets.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(14)	See Note 5 for cost of investments on a tax basis.
(15)	Bond is in default and did not pay principal at maturity.
(16)	Bond in default
(17)	Company has filed Chapter 11 bankruptcy protection.
(18)	Company has filed Chapter 7 bankruptcy protection.
(19)	Company has filed bankruptcy in country of issuance.

REMIC—Real Estate Mortgage Investment Conduit

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Dollar

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

TRY—Turkish Lira

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$9,237,435	$—	$9,237,435
Convertible Bonds & Notes	—	—	88,200	88,200
U.S. Corporate Bonds & Notes	—	157,801,819	3,470,190	161,272,009
Foreign Corporate Bonds & Notes	—	30,718,563	0	30,718,563
Foreign Government Agencies	—	112,060,010	—	112,060,010
U.S. Government Agencies	—	44,446,996	—	44,446,996
U.S. Government Treasuries	—	11,157,972	—	11,157,972
Common Stock	358,439	—	223,239	581,678
Preferred Stock	620,018	291,890	—	911,908
Warrants	2,374	—	0	2,374
Repurchase Agreements	—	31,386,000	—	31,386,000

Total	$980,831	$397,100,685	$3,781,629	$401,863,145

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 8/31/2009	$49,000	$3,125,234	$—	$177,128	$0
Accrued discounts/premiums	—	4,401	—	—	—
Realized gain (loss)	—	215,446	—	—	—
Change in unrealized appreciation (depreciation)	39,200	188,742	—	(65,867)	—
Net purchases (sales)	—	(129,314)	0	111,978	—
Transfers in and/or out of Level 3	—	65,681	—	—	—

Balance as of 2/28/2010	$88,200	$3,470,190	$0	$223,239	$0

See Notes to Financial Statements

VALIC Company II

STATEMENT OF ASSETS AND LIABILITIES — February 28, 2010 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL SMALL CAP EQUITY
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$–	$42,645,702	$–	$188,514,545	$219,967,443	$561,941,896
Long-term investment securities, at market value (affiliated)*	109,861,939	–	70,139,005	–	–	–
Short-term investment securities, at market value (unaffiliated)*	–	418,000	–	–	–	11,265,000
Short-term investment securities, at market value (affiliated)*	–	–	–	–	–	–
Repurchase agreements (cost approximates market value)	–	–	–	437,000	5,643,000	–

Total Investments	109,861,939	43,063,702	70,139,005	188,951,545	225,610,443	573,206,896

Cash	81,984	826	69,331	446,274	163	311
Foreign cash*	–	–	–	–	–	2,299,598
Receivable for:
Trust shares sold	230,774	8,275	64,949	193,098	131,779	332,215
Dividends and interest	–	82,337	–	1,978,569	4,788,164	669,954
Investments sold	–	533,334	–	1,095,011	1,634,036	9,882,586
Prepaid expenses and other assets	4,501	7,863	4,092	8,568	8,035	15,874
Due from investment adviser for expense reimbursements/fee waivers	6,025	7,940	5,087	18,798	20,216	94,478
Variation margin on futures contracts	–	–	–	–	–	–

TOTAL ASSETS	110,185,223	43,704,277	70,282,464	192,691,863	232,192,836	586,501,912

LIABILITIES:
Payable for:
Trust shares reacquired	2,132	53,219	57,457	6,538	7,071	12,135
Investments purchased	228,642	–	7,492	2,360,322	4,186,433	7,931,723
Investment advisory and management fees	8,189	17,954	5,272	71,563	109,783	361,114
Shareholder services fee	–	8,161	–	35,781	43,346	110,451
Administrative service fee	–	2,285	–	10,019	12,137	30,926
Transfer agent fees and expenses	440	796	494	819	811	746
Trustees’ fees and expenses	66,179	80,483	55,660	150,968	125,657	353,908
Other accrued expenses	30,725	41,997	36,220	59,660	27,958	78,152
Accrued foreign tax on capital gains	–	–	–	–	–	24,821
Variation margin on futures contracts	–	–	–	–	–	–

TOTAL LIABILITIES	336,307	204,895	162,595	2,695,670	4,513,196	8,903,976

NET ASSETS	$109,848,916	$43,499,382	$70,119,869	$189,996,193	$227,679,640	$577,597,936

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$148,458	$51,190	$70,104	$190,070	$327,403	$518,116
Additional paid-in capital	133,749,359	65,136,538	71,601,079	191,475,847	263,001,088	786,979,437
Accumulated undistributed net investment income (loss)	3,250,220	44,357	2,733,451	3,590,523	8,309,623	(1,188,770)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital gain distributions received from underlying funds	(41,842,655)	(25,292,225)	(11,779,415)	(7,431,787)	(42,750,240)	(234,465,216)
Unrealized appreciation (depreciation) on investments	14,543,534	3,559,522	7,494,650	2,171,540	(1,208,234)	25,797,681
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(18,491)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(24,821)

NET ASSETS	$109,848,916	$43,499,382	$70,119,869	$189,996,193	$227,679,640	$577,597,936

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,845,805	5,118,973	7,010,414	19,006,976	32,740,321	51,811,599
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.40	$8.50	$10.00	$10.00	$6.95	$11.15

* Cost
Long-term investment securities (unaffiliated)	$–	$39,086,180	$–	$186,343,005	$221,175,677	$536,144,215

Long-term investment securities (affiliated)	$95,318,405	$–	$62,644,355	$–	$–	$–

Short-term investment securities (unaffiliated)	$–	$418,000	$–	$–	$–	$11,265,000

Short-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$2,313,817

See Notes to Financial Statements

VALIC Company II

STATEMENT OF ASSETS AND LIABILITIES — February 28, 2010 (Unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$156,968,684	$175,116,461	$516,968,127	$–	$–
Long-term investment securities, at market value (affiliated)*	–	–	–	168,530,830	–
Short-term investment securities, at market value (unaffiliated)*	1,566,389	–	5,074,000	–	189,742,317
Short-term investment securities, at market value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates market value)	–	8,128,000	3,367,000	–	30,466,000

Total Investments	158,535,073	183,244,461	525,409,127	168,530,830	220,208,317

Cash	2,158	2,241	3,333	83,156	437
Foreign cash*	–	2	12,528	–	–
Receivable for:
Trust shares sold	142,181	110,020	291,302	258,826	163,014
Dividends and interest	289,279	68,349	586,835	–	136,664
Investments sold	17,102,666	1,099,303	6,362,340	–	–
Prepaid expenses and other assets	11,329	26,197	33,559	5,635	10,982
Due from investment adviser for expense reimbursements/fee waivers	11,350	40,162	21,448	7,262	37,671
Variation margin on futures contracts	–	–	–	–	–

TOTAL ASSETS	176,094,036	184,590,735	532,720,472	168,885,709	220,557,085

LIABILITIES:
Payable for:
Trust shares reacquired	36,119	3,866	63,049	221,275	480,330
Investments purchased	17,659,659	–	5,362,188	37,550	–
Investment advisory and management fees	59,185	101,561	282,403	12,649	42,287
Shareholder services fee	29,592	34,217	98,558	–	42,288
Administrative service fee	8,286	9,581	27,596	–	11,840
Transfer agent fees and expenses	736	708	2,598	440	337
Trustees’ fees and expenses	204,396	98,649	399,803	109,282	214,067
Other accrued expenses	69,146	50,323	92,761	34,230	95,217
Accrued foreign tax on capital gains	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–

TOTAL LIABILITIES	18,067,119	298,905	6,328,956	415,426	886,366

NET ASSETS	$158,026,917	$184,291,830	$526,391,516	$168,470,283	$219,670,719

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$162,120	$277,018	$375,873	$157,761	$2,202,360
Additional paid-in capital	271,747,798	214,444,202	618,947,343	178,199,708	218,030,956
Accumulated undistributed net investment income (loss)	906,069	(394,530)	713,780	5,886,990	26,499
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital gain distributions received from underlying funds	(122,712,929)	(60,417,184)	(143,050,826)	(38,669,404)	(589,096)
Unrealized appreciation (depreciation) on investments	7,923,859	30,382,341	49,404,474	22,895,228	–
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(17)	872	–	–
Accrued capital gains tax in unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$158,026,917	$184,291,830	$526,391,516	$168,470,283	$219,670,719

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	16,212,031	27,701,758	37,587,290	15,776,097	220,236,031
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.75	$6.65	$14.00	$10.68	$1.00

* Cost
Long-term investment securities (unaffiliated)	$149,044,825	$144,734,120	$467,563,652	$–	$–

Long-term investment securities (affiliated)	$–	$–	$–	$145,635,602	$–

Short-term investment securities (unaffiliated)	$1,566,389	$–	$5,074,000	$–	$189,742,317

Short-term investment securities (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$2	$12,301	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENT OF ASSETS AND LIABILITIES — February 28, 2010 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$47,432,799	$372,312,770	$694,817,920	$370,477,145
Long-term investment securities, at market value (affiliated)*	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	611,000	3,640,000	2,999,451	–
Short-term investment securities, at market value (affiliated)*	–	–	–	–
Repurchase agreements (cost approximates market value)	–	13,836,000	18,053,000	31,386,000

Total Investments	48,043,799	389,788,770	715,870,371	401,863,145

Cash	104	138,405	174	1,752,597
Foreign cash*	–	–	–	866,034
Receivable for:
Trust shares sold	32,064	374,964	400,481	204,322
Dividends and interest	2,232	268,752	1,121,975	6,331,373
Investments sold	178,033	3,288,905	–	8,579,569
Prepaid expenses and other assets	8,642	12,893	133,918	9,831
Due from investment adviser for expense reimbursements/fee waivers	8,175	28,383	31,472	13,465
Variation margin on futures contracts	–	–	21,560	–

TOTAL ASSETS	48,273,049	393,901,072	717,579,951	419,620,336

LIABILITIES:
Payable for:
Trust shares reacquired	851	22,537	17,198	37,014
Investments purchased	50,418	9,870,803	–	8,433,286
Investment advisory and management fees	30,688	192,045	135,314	171,434
Shareholder services fee	9,026	72,388	135,314	78,045
Administrative service fee	2,527	20,269	37,888	21,853
Transfer agent fees and expenses	829	699	827	1,397
Trustee’s fees and expenses	64,320	166,679	420,226	198,308
Other accrued expenses	40,301	39,175	103,842	72,579
Accrued foreign tax capital gains	–	–	–	–
Variation margin on futures contracts	–	8,960	–	–

TOTAL LIABILITIES	198,960	10,393,555	850,609	9,013,916

NET ASSETS	$48,074,089	$383,507,517	$716,729,342	$410,606,420

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$46,702	$356,104	$737,126	$390,897
Additional paid-in capital	55,211,750	422,812,285	955,657,331	422,483,552
Accumulated undistributed net investment income (loss)	(286,590)	1,480,311	4,236,504	9,929,803
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital gain distributions received from underlying funds	(10,892,513)	(49,938,883)	(292,272,347)	(28,759,364)
Unrealized appreciation (depreciation) on investments	3,994,740	8,722,897	48,430,265	6,568,649
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	74,803	(59,537)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(7,117)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

NET ASSETS	$48,074,089	$383,507,517	$716,729,342	$410,606,420

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	4,670,230	35,610,353	73,712,632	39,089,699
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.29	$10.77	$9.72	$10.50

* Cost
Long-term investment securities (unaffiliated)	$43,438,059	$363,589,873	$646,387,562	$363,908,496

Long-term investment securities (affiliated)	$–	$–	$–	$–

Short-term investment securities (unaffiliated)	$611,000	$3,640,000	$2,999,544	$–

Short-term investment securities (affiliated)	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$867,437

See Notes to Financial Statements

VALIC Company II

STATEMENT OF OPERATIONS — February 28, 2010 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$308,968	$–	$43,871	$8,069
Dividends (affiliated)	3,366,462	–	2,822,881	–	–
Interest (unaffiliated)	–	18	–	4,443,318	10,218,754

Total investment income*	3,366,462	308,986	2,822,881	4,487,189	10,226,823

EXPENSES:
Investment advisory and management fees	51,193	119,277	31,536	431,197	675,184
Administrative service fee	–	15,181	–	60,368	74,433
Shareholder services fee	–	54,217	–	215,599	265,830
Transfer agent fees and expenses	887	1,419	887	1,419	1,419
Registration fees	–	–	–	–	–
Custodian and accounting fees	13,500	9,011	14,088	18,763	25,133
Reports to shareholders	6,279	5,317	4,417	4,802	26,937
Audit and tax fees	9,441	9,207	5,696	15,642	13,763
Legal fees	12,239	10,426	11,006	13,988	19,099
Trustees’ fees and expenses	2,710	2,348	1,324	2,981	3,372
Interest expense	–	506	–	–	–
Other expenses	6,876	8,922	6,810	7,419	7,402

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	103,125	235,831	75,764	772,178	1,112,572

Fees waived and expenses reimbursed by investment advisor (Note 3)	(51,933)	(51,494)	(44,229)	(108,135)	(70,878)
Fees paid indirectly (Note 7)	–	–	–	–	–

Net expenses	51,192	184,337	31,535	664,043	1,041,694

Net investment income (loss)	3,315,270	124,649	2,791,346	3,823,146	9,185,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	1,136,553	–	2,573,567	4,541,093
Net realized gain (loss) on investments (affiliated)	2,686,932	–	1,514,624	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	321,851	–	68,261	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	3,008,783	1,136,553	1,582,885	2,573,567	4,541,093

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	4,602,919	–	3,047,387	9,491,812
Change in unrealized appreciation (depreciation) on investments (affiliated)	1,131,182	–	(52,068)	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	1,131,182	4,602,919	(52,068)	3,047,387	9,491,812

Net realized and unrealized gain (loss) on investments and foreign currencies	4,139,965	5,739,472	1,530,817	5,620,954	14,032,905

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,455,235	$5,864,121	$4,322,163	$9,444,100	$23,218,034

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(1,021)	$(1,173)

See Notes to Financial Statements

VALIC Company II

STATEMENT OF OPERATIONS — February 28, 2010 (Unaudited) — (continued)

	INTERNATIONAL SMALL CAP EQUITY	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,563,366	$1,715,820	$452,070	$4,168,625	$–	$–
Dividends (affiliated)	–	–	–	–	6,075,348	–
Interest (unaffiliated)	1,702	85	290	360	–	525,210

Total investment income*	3,565,068	1,715,905	452,360	4,168,985	6,075,348	525,210

EXPENSES:
Investment advisory and management fees	2,393,634	391,652	643,864	1,816,232	78,062	288,628
Administrative service fee	205,104	54,831	60,667	177,461	–	80,816
Shareholder services fee	732,514	195,826	216,669	633,789	–	288,628
Transfer agent fees and expenses	1,242	1,242	1,242	3,723	887	532
Registration fees	167	288	–	1,173	–	197
Custodian and accounting fees	59,684	8,505	5,214	40,783	14,615	–
Reports to shareholders	33,256	4,038	16,415	41,498	10,122	8,553
Audit and tax fees	9,968	9,964	9,942	10,029	9,441	9,651
Legal fees	31,925	17,457	14,391	24,695	13,648	17,946
Trustees’ fees and expenses	21,313	8,268	11,238	23,720	2,893	4,252
Interest expense	1,143	–	–	–	–	–
Other expenses	15,574	9,232	9,975	14,736	6,950	13,775

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,505,524	701,303	989,617	2,787,839	136,618	712,978

Fees waived and expenses reimbursed by investment advisor (Note 3)	(575,468)	(66,827)	(252,944)	(125,925)	(58,557)	(199,424)
Fees paid indirectly (Note 7)	–	(2,873)	(13,601)	(30,642)	–	–

Net expenses	2,930,056	631,603	723,072	2,631,272	78,061	513,554

Net investment income (loss)	635,012	1,084,302	(270,712)	1,537,713	5,997,287	11,656

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	69,400,085	9,162,124	8,933,575	17,650,904	–	22,367
Net realized gain (loss) on investments (affiliated)	–	–	–	–	4,984,749	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	323,632	–
Net realized gain (loss) on futures contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,290,207)	–	1,456	(9,474)	–	–

Net realized gain (loss) on investments and foreign currencies	68,109,878	9,162,124	8,935,031	17,641,430	5,308,381	22,367

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(50,212,455)	(1,253,834)	15,292,639	35,075,889	–	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	(133,344)	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	36,636	–	(181)	(1,157)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(24,821)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(50,200,640)	(1,253,834)	15,292,458	35,074,732	(133,344)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	17,909,238	7,908,290	24,227,489	52,716,162	5,175,037	22,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,544,250	$8,992,592	$23,956,777	$54,253,875	$11,172,324	$34,023

* Net of foreign withholding taxes on interest and dividends of	$190,294	$–	$–	$5,663	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENT OF OPERATIONS — February 28, 2010 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$54,421	$3,367,646	$6,500,947	$32,813
Dividends (affiliated)	–	–	–	–
Interest (unaffiliated)	49	14,890	10,433	12,750,306

Total investment income*	54,470	3,382,536	6,511,380	12,783,119

EXPENSES:
Investment advisory and management fees	200,442	1,220,492	869,470	1,067,423
Administrative service fee	16,507	128,767	243,452	135,554
Shareholder services fee	58,954	459,884	869,470	484,123
Transfer agent fees and expenses	1,419	1,242	1,242	2,304
Registration fees	–	590	183	63
Custodian and accounting fees	13,821	35,566	21,861	30,480
Reports to shareholders	–	16,732	42,533	18,974
Audit and tax fees	11,765	9,944	9,964	13,763
Legal fees	9,574	20,610	41,392	20,656
Trustees’ fees and expenses	1,283	9,086	38,451	12,046
Interest expense	–	–	–	–
Other expenses	8,523	14,517	14,964	7,774

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	322,288	1,917,430	2,152,982	1,793,160

Fees waived and expenses reimbursed by investment advisor (Note 3)	(48,743)	(169,872)	(205,368)	(69,685)
Fees paid indirectly (Note 7)	(3,423)	(4,351)	–	–

Net expenses	270,122	1,743,207	1,947,614	1,723,475

Net investment income (loss)	(215,652)	1,639,329	4,563,766	11,059,644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	1,529,161	(6,221,268)	19,060,377	9,505,181
Net realized gain (loss) on investments (affiliated)	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–
Net realized gain (loss) on futures contracts	–	1,581,138	5,905,821	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	64,990

Net realized gain (loss) on investments and foreign currencies	1,529,161	(4,640,130)	24,966,198	9,570,171

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,317,053	38,998,249	42,841,008	5,495,537
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	(715,186)	(3,156,300)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(54,953)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	3,317,053	38,283,063	39,684,708	5,440,584

Net realized and unrealized gain (loss) on investments and foreign currencies	4,846,214	33,642,933	64,650,906	15,010,755

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,630,562	$35,282,262	$69,214,672	$26,070,399

* Net of foreign withholding taxes on interest and dividends of	$–	$281	$735	$1,818

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,315,270	$1,626,204	$124,649	$443,377	$2,791,346	$1,939,547	$3,823,146	$8,701,792
Net realized gain (loss) on investments and foreign currencies	3,008,783	(28,254,881)	1,136,553	(16,022,420)	1,582,885	(11,567,742)	2,573,567	(6,920,989)
Net unrealized gain (loss) on investments and foreign currencies	1,131,182	18,732,132	4,602,919	(10,135,724)	(52,068)	8,830,618	3,047,387	6,557,132

Net increase (decrease) in net assets resulting from operations	7,455,235	(7,896,545)	5,864,121	(25,714,767)	4,322,163	(797,577)	9,444,100	8,337,935

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,628,806)	(1,922,321)	(458,586)	(56,733)	(1,939,732)	(1,434,347)	(8,876,771)	(11,242,372)
Net realized gain on securities	–	(16,646,026)	–	–	–	(936,600)	–	–

Total distributions to shareholders	(1,628,806)	(18,568,347)	(458,586)	(56,733)	(1,939,732)	(2,370,947)	(8,876,771)	(11,242,372)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	10,326,678	28,696,809	(10,416,056)	(15,492,949)	10,078,858	2,382,030	29,457,662	(46,176,230)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,153,107	2,231,917	(5,010,521)	(41,264,449)	12,461,289	(786,494)	30,024,991	(49,080,667)
NET ASSETS:
Beginning of period	93,695,809	91,463,892	48,509,903	89,774,352	57,658,580	58,445,074	159,971,202	209,051,869

End of period†	$109,848,916	$93,695,809	$43,499,382	$48,509,903	$70,119,869	$57,658,580	$189,996,193	$159,971,202

†Includes accumulated undistributed net investment income (loss) of	$3,250,220	$1,563,756	$44,357	$378,294	$2,733,451	$1,881,837	$3,590,523	$8,644,148

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL SMALL CAP EQUITY FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,185,129	$18,036,157	$635,012	$8,347,935	$1,084,302	$2,786,979	$(270,712)	$(328,925)
Net realized gain (loss) on investments and foreign currencies	4,541,093	(41,463,781)	68,109,878	(238,697,487)	9,162,124	(93,421,179)	8,935,031	(55,323,978)
Net unrealized gain (loss) on investments and foreign currencies	9,491,812	10,085,121	(50,200,640)	121,474,799	(1,253,834)	20,093,536	15,292,458	8,449,095

Net increase (decrease) in net assets resulting from operations	23,218,034	(13,342,503)	18,544,250	(108,874,753)	8,992,592	(70,540,664)	23,956,777	(47,203,808)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,592,117)	(16,902,354)	(8,411,268)	(7,222,320)	(2,822,618)	(5,298,743)	–	–
Net realized gain on securities	–	–	–	(37,148,329)	–	–	–	(869,715)

Total distributions to shareholders	(18,592,117)	(16,902,354)	(8,411,268)	(44,370,649)	(2,822,618)	(5,298,743)	–	(869,715)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	31,807,714	14,778,758	4,739,622	89,619,614	(5,853,866)	(75,085,149)	1,494,015	(7,285,965)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,433,631	(15,466,099)	14,872,604	(63,625,788)	316,108	(150,924,556)	25,450,792	(55,359,488)
NET ASSETS:
Beginning of period	191,246,009	206,712,108	562,725,332	626,351,120	157,710,809	308,635,365	158,841,038	214,200,526

End of period†	$227,679,640	$191,246,009	$577,597,936	$562,725,332	$158,026,917	$157,710,809	$184,291,830	$158,841,038

†Includes accumulated undistributed net investment income (loss) of	$8,309,623	$17,716,611	$(1,188,770)	$6,587,486	$906,069	$2,644,385	$(394,530)	$(123,818)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,537,713	$4,985,357	$5,997,287	$3,392,468	$11,656	$2,812,658	$(215,652)	$(303,461)
Net realized gain (loss) on investments and foreign currencies	17,641,430	(133,818,351)	5,308,381	(39,633,255)	22,367	122,315	1,529,161	(10,731,731)
Net unrealized gain (loss) on investments and foreign currencies	35,074,732	31,672,785	(133,344)	28,745,258	–	–	3,317,053	3,158,863

Net increase (decrease) in net assets resulting from operations	54,253,875	(97,160,209)	11,172,324	(7,495,529)	34,023	2,934,973	4,630,562	(7,876,329)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,491,988)	(2,455,687)	(3,392,906)	(3,304,776)	(11,656)	(2,812,871)	–	–
Net realized gain on securities	–	(10,286,997)	–	(3,892,788)	–	–	–	(493,157)

Total distributions to shareholders	(5,491,988)	(12,742,684)	(3,392,906)	(7,197,564)	(11,656)	(2,812,871)	–	(493,157)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(827,610)	(29,789,926)	18,904,538	10,774,203	(33,593,490)	(76,092,412)	1,133,623	2,618,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,934,277	(139,692,819)	26,683,956	(3,918,890)	(33,571,123)	(75,970,310)	5,764,185	(5,750,993)
NET ASSETS:
Beginning of period	478,457,239	618,150,058	141,786,327	145,705,217	253,241,842	329,212,152	42,309,904	48,060,897

End of period†	$526,391,516	$478,457,239	$168,470,283	$141,786,327	$219,670,719	$253,241,842	$48,074,089	$42,309,904

†Includes accumulated undistributed net investment income (loss) of	$713,780	$4,668,055	$5,886,990	$3,282,609	$26,499	$26,499	$(286,590)	$(70,938)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (Unaudited)	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,639,329	$3,675,071	$4,563,766	$10,999,413	$11,059,644	$20,218,947
Net realized gain (loss) on investments and foreign currencies	(4,640,130)	(43,503,747)	24,966,198	(232,648,466)	9,570,171	(35,974,202)
Net unrealized gain (loss) on investments and foreign currencies	38,283,063	(6,787,341)	39,684,708	40,630,250	5,440,584	16,463,585

Net Increase (decrease) in net assets resulting from operations	35,282,262	(46,616,017)	69,214,672	(181,018,803)	26,070,399	708,330

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,699,201)	(2,764,873)	(11,153,884)	(14,145,313)	(19,122,627)	(24,084,315)
Net realized gain on securities	–	(14,835,780)	–	(2,733,593)	–	–

Total distributions to shareholders	(3,699,201)	(17,600,653)	(11,153,884)	(16,878,906)	(19,122,627)	(24,084,315)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	6,373,052	103,411,217	2,536,370	(58,962,191)	52,160,826	19,978,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,956,113	39,194,547	60,597,158	(256,859,900)	59,108,598	(3,397,635)
NET ASSETS:
Beginning of period	345,551,404	306,356,857	656,132,184	912,992,084	351,497,822	354,895,457

End of period†	$383,507,517	$345,551,404	$716,729,342	$656,132,184	$410,606,420	$351,497,822

† Includes accumulated undistributed net investment income (loss) of	$1,480,311	$3,540,183	$4,236,504	$10,826,622	$9,929,803	$17,992,786

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

VALIC Company II, formerly known as AIG Retirement Company II, (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. VC II consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Small Cap Equity Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II Mutual Funds.

Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, VC II’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of February 28, 2010 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables present the value of derivatives held as of February 28, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six month period ending February 28, 2010:

	Small Cap Value Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$8,960

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$1,581,138	$(715,186)

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for equity futures contracts was $15,183.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Socially Responsible Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$21,560	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$5,905,821	$(3,156,300)

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for equity futures contracts was $23,333.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of February 28, 2010, none of the Funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of February 28, 2010, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of February 28, 2010, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

D. Repurchase Agreements

The Funds may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of February 28, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	4.93%	$11,241,000
Socially Responsible	7.91%	18,053,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated February 26, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $228,117,000, a repurchase price of $228,117,190, and maturity date of March 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.10%	05/06/10	$212,715,000	$212,672,457
U.S. Treasury Bill	0.11%	06/03/10	20,015,000	20,008,996

As of February 28, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II Fund	8.70%	$30,466,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 26, 2010, bearing interest at a rate of 0.09% per annum, with a principal amount of $350,000,000, a repurchase price of $350,002,625 and maturity date of March 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.00%	07/15/12	$273,563,300	$357,000,107

E. Foreign Currency Translation

The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for returns ending before 2006.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55%
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Small Cap Equity Fund*	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50%
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on the assets over $50 million
Socially Responsible Fund**	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

*	Prior to December 14, 2009, the management fee for International Small Cap Equity Fund was 0.90% on the first $100 million and 0.80% on assets over $100 million.
**	Prior to December 1, 2009, the management fee for Socially Responsible Fund was 0.25%.

VALIC entered into sub-advisory agreements with the following:

Bridgeway Capital Management, Inc.—subadviser for the Capital Appreciation Fund.

FAF Advisors, Inc.—subadviser for a portion of the Mid Cap Value Fund.

Invesco Advisers, Inc.(2)—subadviser for the Mid Cap Growth Fund and a portion of International Small Cap Equity Fund.

J.P. Morgan Investment Management, Inc.—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (1)(“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

PineBridge Investments, LLC(2) (“PineBridge”)†—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds and a portion of the International Small Cap Equity Fund.

SSgA Funds Management, Inc.—subadviser for the Large Cap Value Fund.

SunAmerica Asset Management Corp.(1)(3) (“SunAmerica”)—subadviser for the Money Market II Fund, Socially Responsible Fund, and a portion of the Small Cap Value Fund.

Wellington Management Co. LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

†	Formerly known as AIG Global Investment Corp.
(1)	Effective February 8, 2010, MetWest Capital and SunAmerica became sub-advisers for the Small Cap Value Fund, each managing a portion of the assets of the Fund. JP Morgan Investment Advisors Inc. continues to manage a portion of the assets of the Small Cap Value Fund.
(2)	Effective December 14, 2009, Invesco Aim Capital Management, Inc. became a sub-adviser for a portion of International Small Cap Equity Fund, managing a portion of the assets of the Fund. PineBridge continues to manage a portion of the assets of the International Small Cap Equity Fund.
(3)	Effective December 1, 2009, SunAmerica replaced PineBridge as sub-adviser for a portion of Socially Responsible Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2009. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond†	0.96%
International Small Cap Equity	1.00%
Large Cap Value	0.81%

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Maximum Expense Limitation
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

†	Effective January 1, 2010 the expense limitation for High Yield Bond Fund was changed from 0.99% to 0.96%.

For the period ended February 28, 2010, VALIC has agreed to reimburse expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$51,933
Capital Appreciation	51,494
Conservative Growth Lifestyle	44,229
Core Bond	108,135
High Yield Bond	70,878
International Small Cap Equity	575,468
Large Cap Value	66,827
Mid Cap Growth	252,944
Mid Cap Value	125,925
Moderate Growth Lifestyle	58,557
Money Market II	77,995
Small Cap Growth	48,743
Small Cap Value	169,872
Socially Responsible	205,368
Strategic Bond	69,685

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the period ended February 28, 2010, VALIC voluntarily waived $121,429 of expenses for the Money Market II Fund.

VC II, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended February 28, 2010, VC II accrued $1,253,141 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the period ended February 28, 2010, VC II accrued $21,106 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 28, 2010, VC II accrued $4,475,503 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the period ended February 28, 2010, VC II has deferred $5,919 of trustee compensation.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

On January 23, 2001, the Board approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee’s years of service. In the event of a Trustee’s death prior to complete distribution of benefits, the Trustee’s beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payments of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010.

The following amounts for the retirement plan liability are included in the Trustees’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees’ fees and expenses on the Statement of Operations:

	Retirement Plan Liability as of February 28, 2010	Retirement Plan Expense	Retirement Plan Payments
Fund		For the period ended February 28, 2010
Aggressive Growth Lifestyle	$65,152	$1,306	$—
Capital Appreciation	76,794	1,546	37
Conservative Growth Lifestyle	54,407	—	—
Core Bond	141,978	2,981	134
High Yield Bond	122,794	2,428	164
International Small Cap Equity	346,616	7,059	464
Large Cap Value	197,866	4,121	126
Mid Cap Growth	96,056	1,956	135
Mid Cap Value	389,694	7,846	399
Moderate Growth Lifestyle	106,995	—	—
Money Market II	199,700	4,253	194
Small Cap Growth	62,294	1,284	36
Small Cap Value	165,593	3,334	288
Socially Responsible	410,088	8,721	549
Strategic Bond	194,960	3,973	299

At February 28, 2010, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.90%
International Small Cap Equity	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.12%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.83%

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC II Funds*	$3,366,461	$321,851
Conservative Growth Lifestyle	Various VC II Funds*	2,822,881	68,261
Large Cap Value	VALIC Co. I Money Market Fund	85	—
Moderate Growth Lifestyle	Various VC II Funds*	6,075,348	323,631

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Security	Market Value at 08/31/09	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/10
Aggressive Growth Lifestyle	Various VC II Funds*	$93,779,196	$33,522,990†	$21,258,361	$2,686,932	1,131,182	$109,861,939
Conservative Growth Lifestyle	Various VC II Funds*	57,736,775	19,965,694†	9,026,020	1,514,624	(52,068)	70,139,005
Large Cap Value	VALIC Co. I Money Market Fund	958,928	6,737,169†	6,129,708	—	—	1,566,389
Moderate Growth Lifestyle	Various VC II Funds*	141,931,692	46,908,920†	25,161,187	4,984,749	(133,344)	168,530,830

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

On March 4, 2009, AIG, the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to the Money Market II Fund, Small Cap Value Fund and Socially Responsible Fund and the Funds’ administrator issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended February 28, 2010, were as follows:

Fund	Purchases of investment securities (excluding U.S. government securities)	Sales of investment securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Aggressive Growth Lifestyle	$33,522,990	$21,258,362	$—	$—
Capital Appreciation	7,942,736	19,576,222	—	—
Conservative Growth Lifestyle	19,965,694	9,026,020	—	—
Core Bond	146,305,872	139,104,197	44,638,986	14,348,174
High Yield Bond	102,223,444	69,431,630	—	—
International Small Cap Equity	504,487,463	498,212,482	—	—
Large Cap Value	149,590,426	157,252,534	—	—
Mid Cap Growth	54,997,351	57,184,088	—	—
Mid Cap Value	196,021,646	204,880,121	—	—
Moderate Growth Lifestyle	46,908,920	25,161,188	—	—
Small Cap Growth	21,070,951	19,608,555	—	—
Small Cap Value	281,947,699	270,483,137	938,593	1,505,000
Socially Responsible	454,614,636	444,247,706	—	—
Strategic Bond	283,598,011	237,685,183	19,404,665	19,621,344

Note 5 — Federal Income Taxes

The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2009.

The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 2010:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$131,024,289	$14,543,534	$(35,705,884)	$(21,162,350)
Capital Appreciation	39,504,180	6,033,520	(2,473,998)	3,559,522
Conservative Growth Lifestyle	70,644,819	7,566,459	(8,072,273)	(505,814)
Core Bond	186,948,469	5,511,018	(3,507,942)	2,003,076
High Yield Bond	227,552,317	14,099,420	(16,041,294)	(1,941,874)
International Small Cap Equity	551,356,329	56,153,677	(34,303,110)	21,850,567

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$160,880,969	$12,140,542	$(14,486,438)	$(2,345,896)
Mid Cap Growth	153,333,882	33,854,132	(3,943,553)	29,910,579
Mid Cap Value	486,555,366	66,096,037	(27,242,276)	38,853,761
Moderate Growth Lifestyle	170,989,098	22,984,201	(25,442,469)	(2,458,268)
Money Market II	220,208,317	—	—	—
Small Cap Growth	45,215,924	7,401,552	(4,573,677)	2,827,875
Small Cap Value	385,627,678	30,621,140	(26,460,048)	4,161,092
Socially Responsible	742,212,705	65,819,151	(92,161,485)	(26,342,334)
Strategic Bond	396,600,138	16,891,209	(11,628,202)	5,263,007

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2009 and the tax character of distributions paid during the year ended August 31, 2009 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- term Gains/ Capital Loss Carryover And Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$1,628,806	$(1,066,859)	$(22,293,532)	$14,114,539	$4,453,808
Capital Appreciation	458,586	(12,435,107)	(1,043,397)	56,733	—
Conservative Growth Lifestyle	1,939,732	(1,938,895)	(453,746)	1,451,543	919,404
Core Bond	8,876,771	(5,402,964)	(1,044,311)	11,242,372	—
High Yield Bond	18,592,117	(8,191,111)	(11,433,686)	16,902,354	—
International Small Cap Equity	8,411,268	(92,725,555)	72,036,739	19,860,497	24,510,152
Large Cap Value	2,822,618	(61,955,403)	(1,092,062)	5,298,743	—
Mid Cap Growth	—	(26,766,815)	14,618,104	—	869,715
Mid Cap Value	5,491,988	(64,571,883)	3,779,900	3,026,404	9,716,280
Moderate Growth Lifestyle	3,392,906	(2,577,826)	(2,324,924)	3,320,144	3,877,420
Money Market II	214,603	(611,463)	—	2,812,871	—
Small Cap Growth	—	(2,808,475)	(489,178)	—	493,157
Small Cap Value	3,699,201	(5,812,436)	(34,837,159)	4,356,332	13,244,321
Socially Responsible	11,153,884	(98,423,478)	(69,183,342)	14,145,314	2,733,592
Strategic Bond	19,122,627	(9,500,229)	(184,694)	24,084,315	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2009, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2010	2011	2012	2013	2014	2015	2016	2017
Aggressive Growth Lifestyle	$—	$—	$—	$—	$—	$—	$—	$1,066,859
Capital Appreciation	1,614,514	6,282,529	2,100,734	408,479	—	—	—	2,028,851
Conservative Growth Lifestyle	—	—	—	—	—	—	—	1,938,895
Core Bond	—	—	—	—	348,311	1,248,815	17,884	3,787,954
High Yield Bond	—	—	—	—	—	—	463,115	7,727,996
International Small Cap Equity	—	—	—	—	—	—	—	92,725,555
Large Cap Value	—	—	—	—	—	—	4,785,556	57,169,847
Mid Cap Growth	—	—	—	—	—	—	—	26,766,815
Mid Cap Value	—	—	—	—	—	—	—	64,571,883
Moderate Growth Lifestyle	—	—	—	—	—	—	—	2,577,826
Money Market II	—	—	—	—	—	—	—	611,463
Small Cap Growth	—	—	—	—	—	—	—	2,808,475
Small Cap Value	—	—	—	—	—	—	—	5,812,436
Socially Responsible	—	—	—	—	—	—	—	98,423,478
Strategic Bond	—	—	—	—	—	—	87,486	9,412,743

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009		For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,984,613	$14,649,932	3,637,116	$24,145,585	216,738	$1,762,100	6,042,880	$42,025,732
Reinvested dividends	217,464	1,628,806	3,246,215	18,568,347	54,464	458,586	9,077	56,733
Shares redeemed	(810,682)	(5,952,060)	(2,031,987)	(14,017,123)	(1,608,555)	(12,636,742)	(8,358,861)	(57,575,414)

Net increase (decrease)	1,391,395	$10,326,678	4,851,344	$28,696,809	(1,337,353)	$(10,416,056)	(2,306,904)	$(15,492,949)

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009		For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,207,449	$12,087,557	2,324,504	$20,426,844	3,630,976	$36,689,988	8,848,969	$81,631,099
Reinvested dividends	194,362	1,939,732	283,606	2,370,947	903,948	8,876,771	1,273,202	11,242,372
Shares redeemed	(395,352)	(3,948,431)	(2,318,797)	(20,415,761)	(1,581,860)	(16,109,097)	(14,798,816)	(139,049,701)

Net increase (decrease)	1,006,459	$10,078,858	289,313	$2,382,030	2,953,064	$29,457,662	(4,676,645)	$(46,176,230)

	High Yield Bond				International Small Cap Equity
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009		For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,205,737	$22,848,729	8,118,492	$48,446,436	1,711,087	$19,667,368	12,654,204	$130,918,500
Reinvested dividends	2,714,178	18,592,117	3,394,047	16,902,354	742,389	8,411,268	4,935,556	44,370,649
Shares redeemed	(1,368,149)	(9,633,132)	(7,839,847)	(50,570,032)	(2,030,672)	(23,339,014)	(9,157,588)	(85,669,535)

Net increase (decrease)	4,551,766	$31,807,714	3,672,692	$14,778,758	422,804	$4,739,622	8,432,172	$89,619,614

	Large Cap Value				Mid Cap Growth
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009		For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	662,111	$6,473,682	3,410,696	$31,880,879	1,068,869	$6,736,963	3,834,838	$18,810,279
Reinvested dividends	288,611	2,822,618	616,133	5,298,743	—	—	198,113	869,715
Shares redeemed	(1,564,073)	(15,150,166)	(11,876,207)	(112,264,771)	(822,019)	(5,242,948)	(5,451,442)	(26,965,959)

Net increase (decrease)	(613,351)	$(5,853,866)	(7,849,378)	$(75,085,149)	246,850	$1,494,015	(1,418,491)	$(7,285,965)

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009		For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,327,577	$17,921,581	6,510,404	$70,686,565	2,238,253	$23,918,240	3,243,677	$29,608,043
Reinvested dividends	397,394	5,491,988	1,308,284	12,742,684	315,913	3,392,906	847,770	7,197,564
Shares redeemed	(1,772,038)	(24,241,179)	(10,556,581)	(113,219,175)	(786,772)	(8,406,608)	(2,866,116)	(26,031,404)

Net increase (decrease)	(47,067)	$(827,610)	(2,737,893)	$(29,789,926)	1,767,394	$18,904,538	1,225,331	$10,774,203

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Money Market II				Small Cap Growth
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009		For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,206,159	$24,206,159	141,264,764	$141,264,764	776,631	$7,648,303	1,577,913	$12,168,853
Reinvested dividends	11,656	11,656	2,812,871	2,812,871	—	—	68,781	493,157
Shares redeemed	(57,811,313)	(57,811,305)	(220,170,046)	(220,170,046)	(652,037)	(6,514,680)	(1,295,696)	(10,043,517)

Net increase (decrease)	(33,593,498)	$(33,593,490)	(76,092,412)	$(76,092,412)	124,594	$1,133,623	350,998	$2,618,493

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009		For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,574,018	$16,324,096	13,117,309	$109,310,853	2,199,191	$21,067,639	7,569,714	$60,850,253
Reinvested dividends	347,343	3,699,201	2,133,412	17,600,653	1,141,646	11,153,884	2,309,016	16,878,906
Shares redeemed	(1,292,429)	(13,650,245)	(2,543,446)	(23,500,289)	(3,107,679)	(29,685,153)	(16,526,587)	(136,691,350)

Net increase (decrease)	628,932	$6,373,052	12,707,275	$103,411,217	233,158	$2,536,370	(6,647,857)	$(58,962,191)

	Strategic Bond
	For the six months ended February 28, 2010 (Unaudited)		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	4,236,763	$45,072,158	8,671,352	$83,320,957
Reinvested dividends	1,845,813	19,122,627	2,843,485	24,084,315
Shares redeemed	(1,136,760)	(12,033,959)	(9,334,223)	(87,426,922)

Net increase (decrease)	4,945,816	$52,160,826	2,180,614	$19,978,350

Note 7 — Expense Reductions

Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended February 28, 2010, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Large Cap Value	$2,873
Mid Cap Growth	13,601
Mid Cap Value	30,642
Small Cap Growth	3,423
Small Cap Value	4,351

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 35.5% and 10.8%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund. At the end of the period, the International Small Cap Equity Fund had 24.4% of its net assets invested in equity securities domiciled in Japan.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 9 — Lines of Credit

Except for the VC II Large Cap Value Fund, the Series and VCI have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. Prior to October 16, 2009, the interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Prior to October 16, 2009, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000.

For the period ended February 28, 2010, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	17	$506	$1,669,531	1.29%
International Small Cap Equity	16	1,143	1,800,342	1.42%

As of February 28, 2010, none of the Funds had outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 28, 2010, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated Funds involved in such transactions must have a common investment adviser (or affiliated investment adviser), common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended February 28, 2010, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceed from Sales	Realized Gain/ Loss
Core Bond	$2,095,086	$—	$—
Mid Cap Growth	4,688	788,563	5,759

Note 12 — Subsequent Event

Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, International Small Cap Equity Fund, Moderate Growth Lifestyle Fund and Strategic Bond Fund. At a special meeting of shareholders held on March 26, 2010 (the “Meeting”), shareholders of VALIC Company II Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, International Small Cap Equity Fund, Moderate Growth Lifestyle Fund, and Strategic Bond Fund (the “VC II Funds”) approved a new investment sub-advisory agreement between VALIC and PineBridge, which became effective on March 26, 2010, upon the closing of the transaction whereby American International Group, Inc. sold a portion of its asset management business, including PineBridge, to Bridge Partners, L.P. PineBridge is a successor to AIG Global Investments Corp. (“AIGGIC”).

Socially Responsible Fund. At a special meeting of shareholders held on March 26, 2010 (the “Meeting”), shareholders of VALIC Company II Socially Responsible Fund (“Socially Responsible Fund”) approved a new investment sub-advisory agreement (“Definitive Agreement”) between VALIC and SunAmerica, which became effective on March 26, 2010. Prior to that event, effective December 1, 2009, SunAmerica replaced AIGGIC as the sub-adviser for the Socially Responsible Fund pursuant to an interim investment sub-advisory agreement, subject to shareholder approval of the Definitive Agreement.

Large Cap Value Fund. On April 27, 2010, the Board of Trustees (the “Board”) of VC II approved the termination of SSgA Funds Management, LLC (“SSgA”), as the sub-adviser to the Large Cap Value Fund (the “Fund”) and approved the engagement of The Boston Company Asset Management, LLC (“The Boston Company”) and Janus Capital Management, LLC (“Janus”) as co-sub-advisers of the Fund. In connection with the approval of The Boston Company and Janus, the Board approved investment sub-advisory agreements between VALIC and each of The Boston Company and Janus (the “Sub-Advisory Agreements”). In addition, the Board approved Perkins Investment Management, LLC (“Perkins”) as a sub-sub-adviser to the Fund and approved a sub-sub-advisory agreement between Janus and Perkins (the “Sub-Sub-Advisory Agreement”). Perkins is a majority-owned subsidiary of Janus. The change of sub-advisers will take place on or about the close of business on June 4, 2010. The Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to approve investment sub-advisory agreements without a shareholder vote. However, information statements explaining the sub-adviser changes described above will be mailed to the Fund’s shareholders of record as of June 4, 2010.

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2010(g)		Year Ended August 31,										Six Months Ended February 28, 2010(g)		Year Ended August 31,
			2009		2008		2007		2006		2005				2009	2008	2007		2006	2005

PER SHARE DATA
Net asset value at beginning of period	$6.96		$10.63		$12.59		$11.71		$10.98		$9.10		$7.51		$10.24	$10.83	$8.90		$8.90	$7.79

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23		0.14		0.24		0.23		0.15		0.08		0.02		0.05	0.01	0.04		0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	0.33		(1.71)		(1.25)		1.64		1.00		1.88		1.06		(2.77)	(0.57)	1.91		(0.01)	1.11
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	0.00		–	–

Total income (loss) from investment operations	0.56		(1.57)		(1.01)		1.87		1.15		1.96		1.08		(2.72)	(0.56)	1.95		0.01	1.14

Distributions from:
Net investment income	(0.12)		(0.22)		(0.19)		–		(0.18)		(0.08)		(0.09)		(0.01)	(0.03)	(0.02)		(0.01)	(0.03)
Net realized gain on securities	–		(1.88)		(0.76)		(0.99)		(0.24)		–		–		–	–	–		–	–

Total distributions	(0.12)		(2.10)		(0.95)		(0.99)		(0.42)		(0.08)		(0.09)		(0.01)	(0.03)	(0.02)		(0.01)	(0.03)

Net asset value at end of period	$7.40		$6.96		$10.63		$12.59		$11.71		$10.98		$8.50		$7.51	$10.24	$10.83		$8.90	$8.90

TOTAL RETURN(a)	7.96%		(10.48)%		(8.92)%		16.53%		10.65%		21.62%		14.38%		(26.59)%	(5.18)%	21.90	%(e)	0.06%	14.58%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(f)(h)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.85	%(h)	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of expenses to average net assets(c)	0.20	%(f)(h)	0.26	%(f)	0.23	%(f)	0.23	%(f)	0.29	%(f)	0.30	%(f)	1.09	%(h)	1.06%	1.01%	1.03%		1.03%	1.13%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	0.00%		–	–
Ratio of net investment income (loss) to average net assets(b)	6.48	%(f)(h)	2.16	%(f)	2.15	%(f)	1.93	%(f)	1.31	%(f)	0.80	%(f)	0.57	%(h)	0.74%	0.05%	0.38%		0.21%	0.34%
Ratio of net investment income (loss) to average net assets(c)	6.37	%(f)(h)	2.01	%(f)	2.02	%(f)	1.80	%(f)	1.12	%(f)	0.60	%(f)	0.34	%(h)	0.53%	(0.11)%	0.19%		0.03%	0.06%
Portfolio turnover rate	21%		151%		119%		53%		79%		40%		19%		54%	57%	32%		169%	105%
Number of shares outstanding at end of period (000’s)	14,846		13,454		8,603		6,530		4,612		3,700		5,119		6,456	8,763	7,779		7,797	5,499
Net assets at the end of period (000’s)	$109,849		$93,696		$91,464		$82,221		$53,987		$40,623		$43,499		$48,510	$89,774	$84,269		$69,412	$48,939

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Does not include underlying fund expenses that the Funds bear indirectly.
(g)	Unaudited
(h)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2010(h)		Year Ended August 31,										Six Months Ended February 28, 2010(h)		Year Ended August 31,
			2009		2008		2007		2006		2005				2009	2008	2007		2006		2005

PER SHARE DATA
Net asset value at beginning of period	$9.60		$10.23		$11.29		$10.70		$10.81		$9.79		$9.96		$10.08	$10.17	$10.09		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.43		0.33		0.27		0.19		0.15		0.24		0.22		0.51	0.51	0.48		0.49		0.42
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28		(0.53)		(0.72)		0.99		0.42		1.03		0.34		0.09	(0.28)	(0.11)		(0.31)		0.08
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–		–		–

Total income (loss) from investment operations	0.71		(0.20)		(0.45)		1.18		0.57		1.27		0.56		0.60	0.23	0.37		0.18		0.50

Distributions from:
Net investment income	(0.31)		(0.26)		(0.16)		–		(0.18)		(0.25)		(0.52)		(0.72)	(0.32)	(0.29)		(0.13)		(0.41)
Net realized gain on securities	–		(0.17)		(0.45)		(0.59)		(0.50)		–		–		–	–	–		(0.02)		(0.03)

Total distributions	(0.31)		(0.43)		(0.61)		(0.59)		(0.68)		(0.25)		(0.52)		(0.72)	(0.32)	(0.29)		(0.15)		(0.44)

Net asset value at end of period	$10.00		$9.60		$10.23		$11.29		$10.70		$10.81		$10.00		$9.96	$10.08	$10.17		$10.09		$10.06

TOTAL RETURN(a)	7.36%		(1.36)%		(4.36)%		11.28%		5.50%		13.03%		5.76%		6.87%	2.24%	3.67%		1.82%		5.05%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(f)(i)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.77	%(i)	0.77%	0.77%	0.77%		0.77%		0.77%
Ratio of expenses to average net assets(c)	0.24	%(f)(i)	0.31	%(f)	0.27	%(f)	0.28	%(f)	0.33	%(f)	0.31	%(f)	0.90	%(i)	0.98%	0.93%	0.93%		1.03%		1.00%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–		–		–
Ratio of net investment income (loss) to average net assets(b)	8.85	%(f)(i)	3.84	%(f)	2.58	%(f)	1.75	%(f)	1.38	%(f)	2.35	%(f)	4.43	%(i)	5.38%	4.97%	4.84%		4.91%		4.23%
Ratio of net investment income (loss) to average net assets(c)	8.71	%(f)(i)	3.63	%(f)	2.40	%(f)	1.57	%(f)	1.15	%(f)	2.14	%(f)	4.31	%(i)	5.17%	4.80%	4.68%		4.66%		3.99%
Portfolio turnover rate	14%		180%		107%		75%		81%		46%		93%		134%	158%	180	%(g)	206	%(g)	216	%(e)(g)
Number of shares outstanding at end of period (000’s)	7,010		6,004		5,715		4,332		3,488		3,190		19,007		16,054	20,731	20,671		10,802		10,072
Net assets at the end of period (000’s)	$70,120		$57,659		$58,445		$48,897		$37,309		$34,468		$189,996		$159,971	$209,052	$210,322		$109,007		$101,299

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

Fund	2005
Core Bond	205%
(f)	Does not include underlying fund expenses that the Funds bear indirectly.
(g)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006	2005
Core Bond	155%	202%	212%

(h)	Unaudited
(i)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund									International Small Cap Equity Fund
	Six Months Ended February 28, 2010(i)		Year Ended August 31,							Six Months Ended February 28, 2010(i)		Year Ended August 31,
			2009	2008	2007	2006		2005				2009	2008	2007		2006		2005

PER SHARE DATA
Net asset value at beginning of period	$6.78		$8.43	$9.10	$9.32	$8.87		$8.28		$10.95		$14.58	$19.78	$16.80		$14.05		$10.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.30		0.68	0.72	0.69	0.63		0.62		0.01		0.16	0.16	0.16		0.11		0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	0.49		(1.61)	(0.87)	(0.26)	0.07		0.78		0.35		(2.92)	(3.62)	3.68		2.87		3.68
Net increase from payments by affiliates	–		–	–	–	0.00		–		–		–	–	0.00		0.00		–

Total income (loss) from investment operations	0.79		(0.93)	(0.15)	0.43	0.70		1.40		0.36		(2.76)	(3.46)	3.84		2.98		3.80

Distributions from:
Net investment income	(0.62)		(0.72)	(0.50)	(0.44)	(0.16)		(0.63)		(0.16)		(0.14)	(0.11)	(0.06)		(0.03)		(0.04)
Net realized gain on securities	–		–	(0.02)	(0.21)	(0.09)		(0.18)		–		(0.73)	(1.63)	(0.80)		(0.20)		(0.07)

Total distributions	(0.62)		(0.72)	(0.52)	(0.65)	(0.25)		(0.81)		(0.16)		(0.87)	(1.74)	(0.86)		(0.23)		(0.11)

Net asset value at end of period	$6.95		$6.78	$8.43	$9.10	$9.32		$8.87		$11.15		$10.95	$14.58	$19.78		$16.80		$14.05

TOTAL RETURN(a)	11.82%		(7.97)%	(1.79)%	4.62%	8.16	%(g)	17.45%		3.30%		(17.61)%	(18.68)%	23.44	%(h)	21.36	%(e)	36.89	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.98	%(j)	0.99%	0.99%	0.99%	0.99%		0.99%		1.00	%(j)	1.00%	1.00%	1.00%		1.00%		1.00%
Ratio of expenses to average net assets(c)	1.05	%(j)	1.16%	1.13%	1.16%	1.19%		1.27%		1.20	%(j)	1.32%	1.31%	1.29%		1.37%		1.57%
Ratio of expense reductions to average net assets	–		–	–	–	–		–		–		–	–	–		–		–
Ratio of net investment income (loss) to average net assets(b)	8.64	%(j)	11.11%	8.25%	7.63%	7.07%		7.30%		0.22	%(j)	1.71%	0.97%	0.84%		0.72%		0.99%
Ratio of net investment income (loss) to average net assets(c)	8.57	%(j)	10.94%	8.12%	7.46%	6.87%		7.01%		0.02	%(j)	1.40%	0.66%	0.55%		0.35%		0.42%
Portfolio turnover rate	34%		91%	57%	47%	53%		58	%(f)	88%		132%	101%	72%		69%		143%
Number of shares outstanding at end of period (000’s)	32,740		28,189	24,516	21,225	11,377		9,090		51,812		51,389	42,957	37,205		25,445		7,405
Net assets at the end of period (000’s)	$227,680		$191,246	$206,712	$193,127	$106,070		$80,665		$577,598		$562,725	$626,351	$735,844		$427,437		$104,030

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

Fund	2005
High Yield Bond	57%
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(h)	The Fund’s performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.
(i)	Unaudited
(j)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund								Mid Cap Growth Fund
	Six Months Ended February 28, 2010(f)		Year Ended August 31,						Six Months Ended February 28, 2010(f)		Year Ended August 31,
			2009	2008	2007	2006		2005			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$9.37		$12.51	$15.74	$14.58	$13.72		$12.18	$5.79		$7.42	$9.36	$8.15	$7.56	$5.94

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.15	0.20	0.18	0.21		0.18	(0.01)		(0.01)	(0.02)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.49		(3.00)	(2.51)	1.67	1.50		2.05	0.87		(1.59)	(0.97)	1.80	0.60	1.63
Net increase from payments by affiliates	–		–	–	–	0.00		–	–		–	–	–	–	–

Total income (loss) from investment operations	0.56		(2.85)	(2.31)	1.85	1.71		2.23	0.86		(1.60)	(0.99)	1.78	0.59	1.62

Distributions from:
Net investment income	(0.18)		(0.29)	(0.14)	(0.07)	(0.06)		(0.17)	–		–	–	–	–	–
Net realized gain on securities	–		–	(0.78)	(0.62)	(0.79)		(0.52)	–		(0.03)	(0.95)	(0.57)	–	–

Total distributions	(0.18)		(0.29)	(0.92)	(0.69)	(0.85)		(0.69)	–		(0.03)	(0.95)	(0.57)	–	–

Net asset value at end of period	$9.75		$9.37	$12.51	$15.74	$14.58		$13.72	$6.65		$5.79	$7.42	$9.36	$8.15	$7.56

TOTAL RETURN (a)	5.94%		(22.55)%	(15.47)%	12.89%	12.98	%(e)	18.62%	14.85%		(21.43)%	(11.98)%	22.57%	7.80%	27.27%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(g)	0.81%	0.81%	0.81%	0.81%		0.81%	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.90	%(g)	0.97%	0.92%	0.89%	0.97%		1.01%	1.14	%(g)	1.25%	1.17%	1.25%	1.34%	1.37%
Ratio of expense reductions to average net assets	0.00%		0.01%	0.01%	–	–		–	0.02	%(g)	0.05%	0.02%	0.01%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.38	%(g)	1.70%	1.41%	1.16%	1.54%		1.41%	(0.33	)%(g)	(0.29)%	(0.28)%	(0.26)%	(0.15)%	(0.18)%
Ratio of net investment income (loss) to average net assets(c)	1.30	%(g)	1.53%	1.30%	1.08%	1.38%		1.21%	(0.62	)%(g)	(0.69)%	(0.60)%	(0.66)%	(0.64)%	(0.70)%
Portfolio turnover rate	97%		182%	183%	105%	103%		84%	33%		116%	125%	121%	142%	125%
Number of shares outstanding at end of period (000’s)	16,212		16,825	24,675	26,589	12,192		6,476	27,702		27,455	28,873	9,052	7,929	6,920
Net assets at the end of period (000’s)	$158,027		$157,711	$308,635	$418,508	$177,737		$88,853	$184,292		$158,841	$214,201	$84,765	$64,583	$52,335

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Unaudited
(g)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Note 14 — Subsequent Event

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund							Moderate Growth Lifestyle Fund
	Six Months Ended February 28, 2010(f)		Year Ended August 31,					Six Months Ended February 28, 2010(f)		Year Ended August 31,
			2009	2008	2007	2006	2005			2009		2008		2007		2006		2005

PER SHARE DATA
Net asset value at beginning of period	$12.71		$15.31	$20.09	$18.75	$18.27	$16.18	$10.12		$11.40		$13.04		$12.44		$12.04		$10.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.13	0.07	0.10	0.08	0.01	0.40		0.25		0.29		0.21		0.16		0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	1.40		(2.40)	(3.11)	3.14	1.79	3.63	0.39		(0.96)		(1.08)		1.49		0.70		1.58
Net increase from payments by affiliates	–		–	–	–	–	–	–		–		–		–		–		–

Total income (loss) from investment operations	1.44		(2.27)	(3.04)	3.24	1.87	3.64	0.79		(0.71)		(0.79)		1.70		0.86		1.76

Distributions from:
Net investment income	(0.15)		(0.06)	(0.09)	(0.07)	(0.01)	(0.01)	(0.23)		(0.26)		(0.17)		(0.12)		(0.06)		(0.18)
Net realized gain on securities	–		(0.27)	(1.65)	(1.83)	(1.38)	(1.54)	–		(0.31)		(0.68)		(0.98)		(0.40)		–

Total distributions	(0.15)		(0.33)	(1.74)	(1.90)	(1.39)	(1.55)	(0.23)		(0.57)		(0.85)		(1.10)		(0.46)		(0.18)

Net asset value at end of period	$14.00		$12.71	$15.31	$20.09	$18.75	$18.27	$10.68		$10.12		$11.40		$13.04		$12.44		$12.04

TOTAL RETURN(a)	11.31%		(14.17)%	(16.05)%	18.15%	10.74%	23.18%	7.76%		(5.33)%		(6.70)%		14.18%		7.21%		16.88%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05	%(g)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.10	%(g)	1.17%	1.13%	1.11%	1.20%	1.18%	0.18	%(e)(g)	0.22	%(e)	0.20	%(e)	0.20	%(e)	0.24	%(e)	0.25	%(e)
Ratio of expense reductions to average net assets	0.01	%(g)	0.03%	0.01%	0.02%	0.01%	0.02%	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.59	%(g)	1.22%	0.43%	0.47%	0.40%	0.01%	7.68	%(e)(g)	2.81	%(e)	2.42	%(e)	1.64	%(e)	1.35	%(e)	1.58	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.54	%(g)	1.10%	0.35%	0.41%	0.25%	(0.11)%	7.61	%(e)(g)	2.69	%(e)	2.32	%(e)	1.54	%(e)	1.21	%(e)	1.44	%(e)
Portfolio turnover rate	40%		84%	72%	59%	76%	46%	16%		175%		108%		64%		70%		38%
Number of shares outstanding at end of period (000’s)	37,587		37,634	40,372	26,139	19,331	16,528	15,776		14,009		12,783		9,401		7,122		6,129
Net assets at the end of period (000’s)	$526,392		$478,457	$618,150	$525,119	$362,379	$302,014	$168,470		$141,786		$145,705		$122,551		$88,558		$73,804

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Funds bear indirectly.
(f)	Unaudited
(g)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund							Small Cap Growth Fund
	Six Months Ended February 28, 2010(e)		Year Ended August 31,					Six Months Ended February 28, 2010(e)		Year Ended August 31,
			2009	2008	2007	2006	2005			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$9.31		$11.46	$14.59	$12.68	$12.19	$10.20

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.01	0.03	0.05	0.04	0.02	(0.04)		(0.07)	(0.09)	(0.09)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		(0.00)	(0.00)	–	–	–	1.02		(1.96)	(2.20)	2.00	0.56	2.08
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.01	0.03	0.05	0.04	0.02	0.98		(2.03)	(2.29)	1.91	0.49	1.99

Distributions from:
Net investment income	(0.00)		(0.01)	(0.03)	(0.05)	(0.04)	(0.02)	–		–	–	–	–	–
Net realized gain on securities	–		–	–	–	–	–	–		(0.12)	(0.84)	–	–	–

Total distributions	(0.00)		(0.01)	(0.03)	(0.05)	(0.04)	(0.02)	–		(0.12)	(0.84)	–	–	–

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$10.29		$9.31	$11.46	$14.59	$12.68	$12.19

TOTAL RETURN(a)	0.01%		0.89%	3.08%	4.88%	4.09%	1.99%	10.53%		(17.44)%	(16.52)%	15.06%	4.02%	19.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44	%(f)	0.55%	0.55%	0.55%	0.56%	0.56%	1.16	%(f)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.62	%(f)	0.75%	0.67%	0.64%	0.67%	0.75%	1.37	%(f)	1.49%	1.39%	1.35%	1.40%	1.44%
Ratio of expense reduction to average net assets	–		–	–	–	–	–	0.01	%(f)	0.01%.	0.00%	0.01%	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01	%(f)	0.94%	3.04%	4.78%	4.13%	1.98%	(0.93	)%(f)	(0.88)%	(0.75)%	(0.67)%	(0.55)%	(0.81)%
Ratio of net investment income (loss) to average net assets(c)	(0.16	)%(f)	0.73%	2.93%	4.69%	4.02%	1.78%	(1.14	)%(f)	(1.21)%	(0.98)%	(0.86)%	(0.79)%	(1.09)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A	43%		83%	158%	58%	69%	46%
Number of shares outstanding at end of period (000’s)	220,236		253,830	329,922	337,050	151,326	75,836	4,670		4,546	4,195	3,884	3,892	3,779
Net assets at the end of period (000’s)	$219,671		$253,242	$329,212	$337,050	$151,326	$75,836	$48,074		$42,310	$48,061	$56,678	$49,354	$46,088

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized.

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 28, 2010(h)		Year Ended August 31,						Six Months Ended February 28, 2010(h)		Year Ended August 31,
			2009	2008	2007		2006	2005			2009	2008	2007		2006	2005

PER SHARE DATA
Net asset value at beginning of period	$9.88		$13.75	$15.35	$15.06		$15.61	$13.68	$8.93		$11.39	$13.49	$12.06		$11.21	$10.25

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.15	0.17	0.12		0.11	0.12	0.06		0.14	0.18	0.19		0.17	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	0.94		(3.28)	(0.98)	1.27		1.25	2.68	0.88		(2.37)	(1.46)	1.51		0.96	0.96
Net increase from payments by affiliates	–		–	–	0.00		–	–	–		–	–	0.00		–	0.00

Total income (loss) from investment operations	0.99		(3.13)	(0.81)	1.39		1.36	2.80	0.94		(2.23)	(1.28)	1.70		1.13	1.11

Distributions from:
Net investment income	(0.10)		(0.12)	(0.09)	(0.07)		(0.02)	(0.13)	(0.15)		(0.19)	(0.12)	(0.06)		(0.05)	(0.15)
Net realized gain on securities	–		(0.62)	(0.70)	(1.03)		(1.89)	(0.74)	–		(0.04)	(0.70)	(0.21)		(0.23)	–

Total distributions	(0.10)		(0.74)	(0.79)	(1.10)		(1.91)	(0.87)	(0.15)		(0.23)	(0.82)	(0.27)		(0.28)	(0.15)

Net asset value at end of period	$10.77		$9.88	$13.75	$15.35		$15.06	$15.61	$9.72		$8.93	$11.39	$13.49		$12.06	$11.21

TOTAL RETURN(a)	10.08%		(21.71)%	(5.23)%	9.22	%(g)	9.69%	20.84%	10.55%		(19.20)%	(10.04)%	14.22	%(f)	10.16%	10.85	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(i)	0.95%	0.95%	0.95%		0.95%	0.95%	0.56	%(i)	0.56%	0.56%	0.56%		0.56%	0.56%
Ratio of expenses to average net assets(c)	1.04	%(i)	1.11%	1.11%	1.11%		1.21%	1.22%	0.62	%(i)	0.69%	0.65%	0.63%		0.71%	0.71%
Ratio of expense reductions to average net assets	0.00%		0.00%	0.01%	0.00%		–	–	–		0.02%	0.02%	0.03%		–	–
Ratio of net investment income (loss) to average net assets(b)	0.89	%(i)	1.77%	1.02%	0.77%		0.74%	0.83%	1.31	%(i)	1.79%	1.46%	1.45%		1.52%	1.47%
Ratio of net investment income (loss) to average net assets(c)	0.80	%(i)	1.60%	0.86%	0.61%		0.49%	0.56%	1.25	%(i)	1.67%	1.37%	1.38%		1.37%	1.32%
Portfolio turnover rate	76%		32%	39%	33%		58%	85%	67%		86%	120%	152%		172%	74%
Number of shares outstanding at end of period (000’s)	35,610		34,981	22,274	16,918		7,622	6,235	73,713		73,479	80,127	68,651		24,486	17,180
Net assets at the end of period (000’s)	$383,508		$345,551	$306,357	$259,704		$114,809	$97,314	$716,729		$656,132	$912,992	$925,906		$295,231	$192,604

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions.
(h)	Unaudited
(i)	Annualized.

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2010(i)		Year Ended August 31,
			2009	2008	2007		2006		2005

PER SHARE DATA
Net asset value at beginning of period	$10.29		$11.10	$11.33	$11.36		$11.08		$10.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.30		0.66	0.65	0.61		0.58		0.56
Net realized and unrealized gain (loss) on investments and foreign currencies	0.43		(0.60)	(0.29)	(0.12)		0.04		0.65
Net increase from payments by affiliates	–		–	–	–		0.00		–

Total income (loss) from investment operations	0.73		0.06	0.36	0.49		0.62		1.21

Distributions from:
Net investment income	(0.52)		(0.87)	(0.51)	(0.40)		(0.16)		(0.54)
Net realized gain on securities	–		–	(0.08)	(0.12)		(0.18)		(0.25)

Total distributions	(0.52)		(0.87)	(0.59)	(0.52)		(0.34)		(0.79)

Net asset value at end of period	$10.50		$10.29	$11.10	$11.33		$11.36		$11.08

TOTAL RETURN(a)	7.16%		2.23%	3.13%	4.32%		5.75	%(g)	11.66	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%(j)	0.89%	0.89%	0.89%		0.89%		0.89%
Ratio of expenses to average net assets(c)	0.93	%(j)	1.05%	1.00%	1.02%		1.12%		1.09%
Ratio of expense reductions to average net assets	–		–	–	–		–		–
Ratio of net investment income (loss) to average net assets(b)	5.71	%(j)	7.01%	5.81%	5.49%		5.38%		5.21%
Ratio of net investment income (loss) to average net assets(c)	5.68	%(j)	6.85%	5.70%	5.35%		5.16%		5.01%
Portfolio turnover rate	72%		129%	127%	126	%(h)	105	%(h)	159	%(f)(h)
Number of shares outstanding at end of period (000’s)	39,090		34,144	31,963	25,743		17,195		12,302
Net assets at the end of period (000’s)	$410,606		$351,498	$354,895	$291,727		$195,413		$136,295

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure increased by 0.10% from a gain realized on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

Fund	2005
Strategic Bond	153%
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(h)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006	2005
Strategic Bond	120%	104%	155%
(i)	Unaudited
(j)	Annualized

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

Approval of Advisory Contracts — PineBridge Investments, LLC

PineBridge Investments, LLC (“PineBridge”), formerly known as AIG Global Investment Corp. (“AIGGIC”), serves as a subadviser to the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, International Small Cap Equity Fund, Moderate Growth Lifestyle Fund and the Strategic Bond Fund (each, a “PineBridge Fund” and together, the “PineBridge Funds”) pursuant to a subadvisory agreement between VALIC and PineBridge (the “Current PineBridge Subadvisory Agreement”).

On September 5, 2009, American International Group, Inc. (“AIG”) entered into an agreement to sell a portion of AIG Investments, including its interests in AIGGIC and Brazos, to Bridge Partners, L.P. (“Bridge”), a partnership formed by Pacific Century Group (“PCG”), an Asia-based private investment group (the “Transaction”). In preparation for the closing of the Transaction, AIG merged AIGGIC with and into PineBridge, a Delaware limited liability company, on December 31, 2009. PineBridge, as successor to AIGGIC, remains a registered investment adviser pursuant to the Investment Advisers Act of 1940. Upon the closing of the Transaction, PineBridge will become an indirect, wholly-owned subsidiary of Bridge.

The Transaction is expected to close in the first quarter of 2010, and is subject to the receipt of various regulatory approvals and consents and the satisfaction of other conditions to closing. The closing of the Transaction will result in an “assignment” of the existing Current PineBridge Subadvisory Agreement which, under the terms of the agreement and as required by law, will result in the automatic termination of the Current PineBridge Subadvisory Agreement.

At an in-person meeting on October 26-27, 2009, the Board of Trustees (the “Board”) of VC II, including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved a new subadvisory agreement between VALIC and PineBridge, with respect to the PineBridge Funds (each, a “New PineBridge Subadvisory Agreement”). The agreement is subject to approval by each PineBridge Fund’s respective shareholders, which was voted upon at a special meeting held on or about March 26, 2009 (“Special Meeting”).

To ensure uninterrupted subadvisory services during the period prior to the Special Meeting, the Board also approved, at the October 2009 meeting, an interim subadvisory agreement between VALIC and PineBridge, with respect to the PineBridge Funds (the “Interim PineBridge Subadvisory Agreement”). The Interim PineBridge Subadvisory Agreement was approved by the Board pursuant to Rule 15a-4 under the 1940 Act. The Interim PineBridge Subadvisory Agreement will go into effect upon the closing of the Transaction and will remain in effect, with respect to each PineBridge Fund, for 150 days or until the shareholders of such Fund approve the New PineBridge Subadvisory Agreement, whichever is earlier. The Current and Interim PineBridge Subadvisory Agreements are collectively referred to as the “PineBridge Subadvisory Agreements.”

In accordance with Section 15(c) of the 1940 Act, the Board requested, and VALIC and PineBridge provided, materials related to certain factors the Board considered in determining whether to approve each PineBridge Subadvisory Agreement. These materials included: (a) information concerning the Transaction; (b) information relating to the nature, extent and quality of services to be provided by PineBridge, including a discussion of the key personnel of PineBridge; (c) the investment performance of the PineBridge Funds compared to performance of comparable funds as selected by Lipper Inc. (“Lipper”), an independent third-party provider of investment company data (“Performance Group/Universe”), and against each Fund’s benchmarks; as well as performance information of funds and accounts managed by PineBridge with investment objectives similar to certain of the PineBridge Funds, as applicable; (d) fee and expense information of the PineBridge Funds, including the advisory fee and subadvisory fees charged in connection with VALIC’s and PineBridge’s management of the PineBridge Funds, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected by Lipper; (e) information provided by PineBridge on fees and expenses of funds with similar investment objectives as certain of the PineBridge Funds; (f) the costs of services and the benefits potentially to be derived by PineBridge and its affiliates, including a discussion of any indirect benefits to PineBridge; (g) information regarding PineBridge’s compliance policies and procedures and its compliance and regulatory history; (h) a summary of brokerage and soft dollar practices; and (i) the terms of the PineBridge Subadvisory Agreements.

PCG and PineBridge representatives attended the meeting and confirmed that the personnel responsible for managing the day-to-day investments of the PineBridge Funds were not expected to change in the foreseeable future as a result of the Transaction and that the Transaction would not have a material effect on PineBridge’s ability to continue to manage the PineBridge Funds. In addition, the PCG representatives discussed PCG’s commitment to providing resources and support to PineBridge. In considering approval of the PineBridge Subadvisory Agreements, the Board also took into account information and materials that the Board had received and considered in connection with its recent approval of the renewal of the Current PineBridge Subadvisory Agreement in August 2009. That approval, on which the Board voted at an in-person meeting held on August 3-4, 2009, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualification of PineBridge’s personnel, as the case may be, the PineBridge Funds’ performance and expenses, and the compliance program of PineBridge.

The Independent Trustees were separately represented by counsel that is independent of VALIC and its affiliates in connection with their consideration of approval of the PineBridge Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

In determining whether to approve the PineBridge Subadvisory Agreements, the Board, including the Independent Trustees, considered, among other factors, the following:

Nature, Extent and Quality of Services Provided by PineBridge. The Board, including the Independent Trustees, considered the nature, extent and quality of services to be provided to the PineBridge Funds by PineBridge. The Board reviewed information provided by PineBridge relating to its operations and personnel. The Board noted that PineBridge’s management of the PineBridge Funds is subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the PineBridge Funds’ prospectuses and statements of additional information. The Board considered information provided to it regarding the services to be provided by PineBridge, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by a PineBridge Fund, subject to oversight and review by VALIC. The Board also noted that PineBridge (i) would provide VALIC with records concerning its activities, which VALIC or the PineBridge Funds are required to maintain; and (ii) would render regular reports to VALIC and to officers and Trustees of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed PineBridge’s history and investment experience as well as information regarding the qualifications, background and responsibilities of PineBridge investment and compliance personnel who provide services to the PineBridge Funds. The Board also reviewed PineBridge’s brokerage and soft dollar practices. The Board took into account its familiarity with PineBridge, as successor to AIGGIC, and AIGGIC’s operations through its service as subadviser to the PineBridge

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Funds over the years. The Board also considered information relating to the Transaction and representations from PCG, the proposed ultimate parent company of PineBridge, that PCG is committed to PineBridge as a long term investment and would devote sufficient resources to PineBridge. The Board also considered the financial condition of PineBridge, its current parent and its proposed parent, PCG. The Board also reviewed financial information and other reports from PineBridge and considered whether PineBridge would have the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services. In connection with its review, the Board received the consolidated financial statements of AIG and its subsidiaries, including PineBridge, for the year ended December 31, 2008. The Board also received pro forma financial information for Bridge.

The Board also took into account discussions with management indicating that the services to be provided by PineBridge would in all material respects be identical to the services that PineBridge is currently providing to the PineBridge Funds. In addition, the Board reviewed PineBridge’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and considered the resources PineBridge was expected to have under its new ownership structure. The Board also reviewed the personnel that would be responsible for providing subadvisory services to the PineBridge Funds and considered that the key investment personnel at PineBridge that were responsible for managing each Fund would continue to manage the Fund as portfolio managers at PineBridge. The Board also considered that certain other key personnel of PineBridge and Brazos would continue with PineBridge and that PCG anticipated providing resources and support while allowing PineBridge to manage and direct its own day-to-day operations.

The Board also reviewed PineBridge’s compliance program and personnel. The Board took into account that such compliance policies and procedures were expected to continue following the close of the Transaction. It also considered PineBridge’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on PineBridge’s ability to continue to provide services to the PineBridge Funds.

The Board concluded that the nature, extent and quality of the advisory services to be provided by PineBridge under the PineBridge Subadvisory Agreements were expected to be satisfactory and that there was a reasonable basis on which to conclude that PineBridge would continue to provide a high quality of investment services to the PineBridge Funds.

Investment Performance. The Board, including the Independent Trustees, considered the investment performance of PineBridge. In connection with its review, the Board received information prepared by PineBridge regarding the performance information of two retail funds subadvised by PineBridge whose investment objectives are similar to those of the International Small Cap Equity Fund and the Strategic Bond Fund, respectively. The Board noted that the performance of these comparable funds was similar to the performance of the International Small Cap Equity Fund and the Strategic Bond Fund, with the exception of the three-year period ended September 30, 2009, where the performance of the comparable fund to the International Small Cap Equity Fund outperformed the PineBridge Fund. The Board took into account management’s discussion of the reasons for such difference in performance for that period. The Board did not review comparisons of performance information for the remaining PineBridge Funds as PineBridge reported that they did not act as the subadviser to any other registered investment companies or other accounts with investment objectives similar to that of the remaining PineBridge Funds. The Board also reviewed certain composite performance information relating to PineBridge’s institutional small-cap equity mandates.

The Board also reviewed Lipper reports that compare the PineBridge Funds’ investment performance to their respective Lipper benchmarks and Performance Groups/Universes, which reports were prepared in connection with the annual approval of the Current PineBridge Subadvisory Agreement at the August 3-4, 2009 in-person meeting of the Board. The Board also considered information comparing each PineBridge Fund’s performance to that of its respective benchmark. It was noted that performance information provided by Lipper was for the period ended April 30, 2009 and that benchmark information presented by management was through the period ended August 31, 2009. The Board also considered quarterly performance updates and analyses provided by management.

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Aggressive Growth Lifestyle Fund. The Board considered that the Fund’s performance was below the median of its Performance Universe and that it underperformed the Lipper VUF Global Core Index for the one- and three-year periods but was above the median and outperformed the Lipper Index for the five-year period. The Board also noted that the Fund outperformed its blended benchmark for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the effect of the peer universe chosen for comparison on the Fund’s rankings. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

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Conservative Growth Lifestyle Fund. The Board considered that the Fund’s performance was in line with or above the medians of its Performance Group/Universe and outperformed the Lipper VUF Mixed Asset Target Allocation Conservative Index for the one- and five-year periods and trailed the medians of its Performance Group/Universe and underperformed the Lipper Index for the three-year period. The Board noted that the Fund underperformed its blended benchmark for the one- and three-year periods and outperformed its blended benchmark for the five-year period. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Core Bond Fund. The Board considered that the Fund’s performance was at the median of its Performance Group for the three- and five-year periods and was below the median for the one-year period. The Board considered that the Fund was below the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Fund underperformed the Lipper VUF Corporate A-Rated Bond Index and its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, recent changes to the Fund’s investment strategy, and its continued monitoring of the Fund and concluded that management is taking appropriate action with respect to the Fund.

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International Small Cap Equity Fund. The Board considered that the Fund’s performance was at or above the medians of its Performance Group/Universe and the Lipper VUF International Core Index for the one- and five-year periods but that it was below the median and that it underperformed the Lipper Index for the three-year period. The Board took into consideration management’s discussion of the Fund’s performance, including that Lipper’s comparative Index focused on international multi-cap growth funds and not on international small-cap core funds. Management further noted that the Fund underperformed its benchmark for the one-year period and outperformed the benchmark for the three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

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Moderate Growth Lifestyle Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one- and three-year periods and was above the medians for the five-year period. The Board also considered that the Fund outperformed the Lipper VUF Mixed-Asset Target Allocation Moderate Index for the one-, three-, and five-year periods. In addition, the Board noted that the Fund outperformed its blended benchmark for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including with respect to its peer group. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Strategic Bond Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group/ Universe and the Lipper VUF General Bond Index for the one- and three-year periods, and was at or above the medians for the five-year period. In addition, the Board considered that the Fund underperformed its benchmark for the one- and three-year periods and outperformed the benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance, including with respect to the Fund’s performance over the longer term. The Board noted that management was closely monitoring the Fund. The Board concluded that the Fund’s overall performance was satisfactory and that the Fund’s shorter term performance was being addressed.

Consideration of the Subadvisory Fees and of the Cost of the Services and Profits to be Realized by PineBridge and its Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by VALIC to PineBridge pursuant to the PineBridge Subadvisory Agreements. The Board noted that the proposed subadvisory fees to be paid under the PineBridge Subadvisory Agreements to PineBridge are identical to or lower than the subadvisory fees paid to PineBridge under the Current PineBridge Subadvisory Agreement. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the PineBridge Funds and is not paid by the PineBridge Funds. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the PineBridge Funds.

To assist in analyzing the reasonableness of the subadvisory fees under the PineBridge Subadvisory Agreements, which are identical to or lower than the subadvisory fees of the Current PineBridge Subadvisory Agreement, the Board reviewed the Lipper report referenced above, as well as other information provided at the August 3-4, 2009 Board meeting in connection with the annual renewal of the PineBridge Funds’ Current PineBridge Subadvisory Agreement. The Lipper report included, among other data, information provided by Lipper regarding each PineBridge Fund’s advisory and subadvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvised Expense Group/Universe, where applicable. In considering such information, the Board considered that subadvisory fees may vary widely within the Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. In addition, the Board took into account the fees PineBridge charged to other funds with similar investment strategies as certain of the PineBridge Funds, as applicable, as well as certain comparable composite accounts, and considered these fee comparisons in light of the differences in managing the different types of accounts. The Board also considered the amount of subadvisory fees paid out by VALIC and the amount of the advisory fees that it retained. In addition, the Board noted that the management fees to be paid by the PineBridge Funds would not be changing, except that with respect to those PineBridge Funds for which subadvisory fees were being reduced through the implementation of breakpoints under the New PineBridge Subadvisory Agreement, a corresponding reduction in the advisory fees payable by the PineBridge Funds to VALIC would be implemented.

The Board concluded that the proposed subadvisory fee for each PineBridge Fund is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Board was provided information related to the cost of services and profits to be realized by PineBridge and its affiliates in connection with the PineBridge Subadvisory Agreements. The Board further considered whether there were any collateral or “fall-out” benefits that PineBridge and its affiliates may derive as a result of their relationship with the PineBridge Funds. The Board noted that PineBridge believes that any such benefits would be de minimis and would not impact the reasonableness of the subadvisory fees.

Because the subadvisory fees would not be changing, or would be less than, the subadvisory fees under the Current PineBridge Subadvisory Agreement and because the subadvisory fees paid pursuant to the PineBridge Subadvisory Agreements would be paid by VALIC out of the advisory fees that VALIC receives from the PineBridge Funds under the Advisory Agreements, the profitability to PineBridge from its relationship with the PineBridge Funds was not a material factor in the Board’s deliberations.

Economies of Scale. For similar reasons as stated above with respect to PineBridge’s profitability, the potential for economies of scale in PineBridge’s management of the PineBridge Funds was a less relevant factor in the Board’s approval of the PineBridge Subadvisory Agreements, although it was noted that most of the PineBridge Funds will have breakpoints at the subadvisory fee level. In addition, the Board noted that with respect to those PineBridge Funds for which subadvisory fees were being reduced through the implementation of breakpoints under the PineBridge Subadvisory Agreements, a corresponding reduction in the advisory fees payable by the PineBridge Funds to VALIC would be implemented.

Terms of the PineBridge Subadvisory Agreements. The Board reviewed the terms of the PineBridge Subadvisory Agreements, including the duties and responsibilities to be undertaken by PineBridge. It was noted that the terms of the New PineBridge Subadvisory Agreement are substantially similar to the terms of the Current PineBridge Subadvisory Agreement except for (a) the effective dates and termination dates, (b) the language pertaining to the indemnification of VALIC by PineBridge, (c) the addition of certain provisions in the PineBridge Subadvisory Agreement to clarify the obligations of PineBridge and (d) the addition of breakpoints to the subadvisory fee for certain of the PineBridge Funds. The Board considered the initial term of the Interim PineBridge Subadvisory Agreement and noted that the agreements would continue for a period of 150 days or until the shareholders of each of the PineBridge Funds listed therein approve their respective New PineBridge Subadvisory Agreement, whichever is longer. The Board concluded that the terms of each of the PineBridge Subadvisory Agreement were reasonable.

Conclusion. In reaching its decision to approve the PineBridge Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director/Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including the Independent Trustees, concluded that PineBridge possesses the capability and resources to perform the duties required of it under the PineBridge Subadvisory Agreements. Further, based upon its review of the PineBridge Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that the terms of the PineBridge Subadvisory Agreements are fair and reasonable and that it was in the best interests of each of the Funds and its respective shareholders to approve the New PineBridge

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Subadvisory Agreement. Accordingly, the Board, including the Independent Trustees, unanimously approved, and recommends that shareholders of the PineBridge Funds approve the New PineBridge Subadvisory Agreement.

Approval of Advisory Contracts — SunAmerica Asset Management Corp.

PineBridge Investments, LLC (“PineBridge”), through its predecessor AIG Global Investment Corp. (“AIGGIC”), served as a subadviser to the Socially Responsible Fund (the “Socially Responsible Fund”) pursuant to a subadvisory agreement between VALIC and PineBridge (each, a “Prior PineBridge Subadvisory Agreement” and together, the “Prior PineBridge Subadvisory Agreement”).

At the October 26-27, 2009 meeting, the Boards of Trustees (the “Board”) of VC II, including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) determined to terminate the Prior PineBridge Subadvisory Agreement effective as of the close of business on November 30, 2009. The Board approved a new subadvisory agreement with respect to the Socially Responsible Fund between VALIC and SunAmerica Asset Management Corp. (“SunAmerica”), a Delaware corporation and a registered investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the “New SunAmerica Subadvisory Agreement”). These agreements are subject to approval by the shareholders of the Socially Responsible Fund, which will be voted upon at a special meeting to be held on or about March 26, 2009 (“Special Meeting”).

To ensure uninterrupted subadvisory services during the period prior to the Special Meeting, the Board also approved, at the October meeting, an interim subadvisory agreement between VALIC and SunAmerica, with respect to the Socially Responsible Fund (the “Interim SunAmerica Subadvisory Agreement”). The Interim SunAmerica Subadvisory Agreement was approved by the Board pursuant to Rule 15a-4 under the 1940 Act. The Interim SunAmerica Subadvisory Agreement went into effect on December 1, 2009 and will remain in effect, with respect to the Socially Responsible Fund, until April 29, 2010 or until the shareholders of the Fund approve the New SunAmerica Subadvisory Agreement, whichever is earlier. The New and Interim SunAmerica Subadvisory Agreements are collectively referred to as the “SunAmerica Subadvisory Agreements.”

Discussion of Factors. In accordance with Section 15(c) of the 1940 Act, the Board requested, and VALIC and SunAmerica provided, materials related to certain factors the Board considered in determining to approve each SunAmerica Subadvisory Agreement. Those materials included: (a) information relating to the nature, extent and quality of services to be provided by SunAmerica, including a discussion of the key personnel of SunAmerica; (b) the investment performance of the Socially Responsible Fund compared to performance of comparable funds as selected by Lipper, an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (c) fee and expense information of the Socially Responsible Fund, including the advisory fee and subadvisory fees charged in connection with VALIC’s and SunAmerica’s management of the Socially Responsible Fund, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected by Lipper; (d) information provided by SunAmerica on fees and expenses of funds with similar investment objectives as certain of the Socially Responsible Fund; (e) the costs of services and the benefits potentially to be derived by SunAmerica and its affiliates, including a discussion of any indirect benefits to SunAmerica; (f) whether the Fund will benefit from possible economies of scale from engaging SunAmerica; (g) information regarding SunAmerica’s compliance policies and procedures and its compliance and regulatory history; (h) a summary of brokerage and soft dollar practices; and (i) the terms of the SunAmerica Subadvisory Agreements.

SunAmerica representatives also attended the meeting and discussed the services to be provided under the SunAmerica Subadvisory Agreements. In considering approval of the SunAmerica Subadvisory Agreements, the Board also took into account information and materials that the Board had received and considered in connection with its recent approval of the renewal of SunAmerica as subadviser to other VALIC Company I (“VC I”) and VC II funds. That approval, on which the Board voted at an in-person meeting held on August 3-4, 2009, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualification of SunAmerica’s personnel, and SunAmerica’s compliance program.

The Independent Trustees were separately represented by counsel that is independent of VALIC and its affiliates in connection with their consideration of approval of the SunAmerica Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

In determining whether to approve each SunAmerica Subadvisory Agreement, the Board, including the Independent Trustees, considered, among other factors, the following:

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided to the Socially Responsible Fund by SunAmerica. The Board reviewed information provided by SunAmerica relating to its operations and personnel. The Board noted that SunAmerica’s management of the Fund is subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Socially Responsible Fund’s prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by SunAmerica, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by a Socially Responsible Fund, subject to oversight and review by VALIC. The Board also noted that SunAmerica (i) would provide VALIC with records concerning its activities, which VALIC or the Socially Responsible Fund are required to maintain; and (ii) would render regular reports to VALIC and to officers and directors of the Socially Responsible Fund concerning its discharge of the foregoing responsibilities. The Board reviewed SunAmerica’s history and investment experience as well as information regarding the qualifications, background and responsibilities of SunAmerica investment and compliance personnel who would provide services to the Socially Responsible Fund. The Board also reviewed SunAmerica’s brokerage practices. The Board took into account its familiarity with SunAmerica and its operations through SunAmerica’s service as administrator to the Socially Responsible Fund and the rest of the VC I and VC II funds and as subadviser to certain other VC I and VC II funds over the years. The Board also considered SunAmerica’s relationship with its affiliates, including VALIC, as well as any potential conflicts of interest. The Board also took into account the financial condition of SunAmerica and its affiliates and considered whether SunAmerica would have the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services. In connection with its review, the Board received the consolidated financial statements of AIG and its subsidiaries, including SunAmerica, for the year ended December 31, 2008.

The Board considered that the SunAmerica portfolio manager who would serve as the team coordinator for the Socially Responsible Fund formerly provided equity derivative and passive trading support to PineBridge’s traditional and enhanced equity products, including the Socially Responsible Fund.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board also reviewed SunAmerica’s compliance program and personnel. It also considered SunAmerica’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on SunAmerica’s ability to provide services to the Fund.

The Board concluded that the nature, extent and quality of the advisory services to be provided by SunAmerica were expected to be satisfactory and that there was a reasonable basis on which to conclude that SunAmerica would provide a high quality of investment services to the Fund.

Investment Performance. The Board received and reviewed information prepared by management and by Lipper regarding the Fund’s investment performance compared against its benchmark and its Performance Groups/Universes.

The Board also reviewed Lipper reports that compared the Socially Responsible Fund’s investment performance with its respective benchmarks and Performance Groups/Universes, which reports were prepared in connection with the annual approval of the advisory contracts at the August 3-4, 2009 in-person meeting of the Board. The Board also considered quarterly performance updates and analyses provided by management. The Board also considered information comparing the Socially Responsible Fund’s performance to that of its respective benchmark. It was noted that performance information provided by Lipper was for the period ended April 30, 2009 and that benchmark information presented by management was through the period ended August 31, 2009.

The Board noted that the Socially Responsible Fund’s performance was below the medians of its Performance Group/Universe for the one- and five-year periods and was above the medians for the three-year period. The Board also noted that the Fund underperformed for Lipper VUF Large Cap Core Index the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed the benchmark for the one-year period and outperformed the benchmark for the three- and five-year periods. The Board took into consideration management’s discussion of its peer group and index noting the social criteria to which the Fund must adhere and concluded that the Fund’s performance was satisfactory in light of all factors considered.

Consideration of the Subadvisory Fees and of the Cost of the Services and Profits to be Realized by SunAmerica and its Affiliates from the Relationship with the Fund. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by VALIC to SunAmerica pursuant to the SunAmerica Subadvisory Agreements. The Board noted that the proposed subadvisory fees to be paid under the SunAmerica Subadvisory Agreements to SunAmerica are identical to or lower than the subadvisory fees paid to PineBridge under the Prior PineBridge Subadvisory Agreement. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the Socially Responsible Fund and is not paid by the Socially Responsible Fund. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain VC I and VC II Funds.

To assist in analyzing the reasonableness of the subadvisory fees under the SunAmerica Subadvisory Agreements, which are identical to or lower than the subadvisory fees of the Prior PineBridge Subadvisory Agreement, the Board reviewed the Lipper report referenced above, as well as other information provided at the August 3-4, 2009 Board meeting in connection with the annual renewal of the Prior PineBridge Subadvisory Agreement. The Lipper report included, among other data, information provided by Lipper regarding the Socially Responsible Fund’s advisory and subadvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvised Expense Group/Universe, where applicable. In considering such information, the Board considered that subadvisory fees may vary widely within the Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board also considered the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board considered that the proposed subadvisory fee rates with respect to the Socially Responsible Fund included breakpoints whereas the subadvisory fee rates payable to PineBridge did not include breakpoints, thereby lowering the effective subadvisory fee rate at higher asset levels. The Board also considered the amount of subadvisory fees paid out by VALIC and the amount of the advisory fees that it retained. The Board also considered that VALIC had agreed to implement breakpoints to the advisory fee rate with respect to the Socially Responsible Fund, which breakpoints were at the same asset levels as the subadvisory fee rates. The Board considered that VALIC would not retain any more or any less of its advisory fee upon the effectiveness of the fee changes. In addition, the Board considered that while VALIC would not retain any more of its advisory fee as a result of SunAmerica serving as a subadviser, VALIC and SunAmerica, as affiliated entities, would earn more than the amount that VALIC would retain if PineBridge served as subadviser, since PineBridge in the future may not be an affiliated entity of VALIC.

The Board concluded that the proposed subadvisory fee for the Socially Responsible Fund is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Board was provided information related to the cost of services and profits realized by SunAmerica and its affiliates in connection with the SunAmerica Subadvisory Agreements. The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Socially Responsible Fund. The Board considered the costs that are borne by the Socially Responsible Fund. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund. It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Fund as well as the fee VALIC would pay SunAmerica. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Fund, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also considered VALIC’s profitability on each Fund. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the VC I and VC II Funds and as subadviser to certain other funds in VC I and VC II. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Fund was reasonable.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Because the subadvisory fees would not be changing, or would be less than, the subadvisory fees under the Prior PineBridge Agreements and because the subadvisory fees paid pursuant to the SunAmerica Subadvisory Agreements would be paid by VALIC out of the advisory fees that VALIC receives from the Socially Responsible Fund under the Advisory Agreements, the profitability to SunAmerica from its relationship with the Socially Responsible Fund was not a material factor in the Board’s deliberations.

Economies of Scale. The Board noted that the advisory fee rate and subadvisory fee rates payable to VALIC and SunAmerica with respect to each Fund contains breakpoints, which allows the Fund to participate in any economies of scale. The Board took into account management’s discussion of the Fund’s advisory fee and subadvisory fee structure noting that breakpoints were being added for the Fund under the SunAmerica Subadvisory Agreements. In addition, the Board noted the corresponding reduction in the advisory fees payable by the Socially Responsible Fund to VALIC.

For similar reasons as stated above with respect to SunAmerica’s profitability, the Board concluded that the potential for economies of scale in SunAmerica’s management of the Fund was a less relevant factor in the approval of the SunAmerica Subadvisory Agreements, although it was noted that the Fund has breakpoints at the advisory and subadvisory fee levels.

Terms of the SunAmerica Subadvisory Agreements. The Board reviewed the terms of the SunAmerica Subadvisory Agreements, including the duties and responsibilities to be undertaken by SunAmerica. The Board also reviewed the terms of payment for services rendered by SunAmerica and noted that VALIC would compensate SunAmerica out of the advisory fees it receives from the Fund. The Board noted that the SunAmerica Subadvisory Agreements provide that SunAmerica will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. It was noted that the terms of the New SunAmerica Subadvisory Agreement are substantially similar to the terms of the Prior PineBridge Subadvisory Agreement, except for (a) the effective dates and termination dates, (b) the addition of breakpoints for the Socially Responsible Fund, (c) the language pertaining to the indemnification of VALIC by SunAmerica and (d) the addition of certain provisions regarding the obligations of SunAmerica. The Board considered the initial term of the Interim SunAmerica Subadvisory Agreement and noted that the Agreement would continue for a period of 150 days or until the shareholders of the Fund approve the Agreement, whichever is longer. The Board concluded that the terms of each of the SunAmerica Subadvisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the SunAmerica Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica possesses the capability and resources to perform the duties required of it under the SunAmerica Subadvisory Agreements.

Further, based upon its review of the SunAmerica Subadvisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that the terms of the SunAmerica Subadvisory Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve the New SunAmerica Subadvisory Agreement. Accordingly, the Board, including the Independent Trustees, unanimously approved, and recommends that shareholders of the Socially Responsible Fund approve the New SunAmerica Subadvisory Agreement for the Socially Responsible Fund.

Approval of Advisory Contracts — Metropolitan West Capital Management, LLC and SunAmerica

At a meeting held on October 26-27, 2009, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) approved new investment sub-advisory agreements between VALIC and each of SunAmerica Asset Management Corp. (“SunAmerica”) (the “SunAmerica Subadvisory Agreement”) and Metropolitan West Capital Management, LLC (“MetWest Capital”) (the “MetWest Subadvisory Agreement”) with respect to the Fund. The Board considered that SunAmerica and MetWest would be added as co-sub-advisers of the Fund and would join JPMorgan Investment Advisers Inc. (“JPMIA”), the current sub-adviser responsible for the day-to-day management of the Fund. The SunAmerica Subadvisory Agreement and the MetWest Subadvisory Agreement are collectively referred to as the “Subadvisory Agreements.”

The Board received materials relating to certain factors the Board considered in determining to approve the Subadvisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by SunAmerica and MetWest Capital; (2) SunAmerica’s and MetWest Capital’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Subadvisory Expense Group”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Fund compared to performance of comparable funds in its Morningstar Small Value category (“Performance Group”) and against the Fund’s current benchmark, the Russell 2000® Value Index (“Benchmark”) and the investment performance of comparable funds managed by SunAmerica and MetWest Capital against the Performance Group, Benchmark and the Fund’s performance; (4) the costs of services and the benefits potentially to be derived by SunAmerica and MetWest Capital, (5) whether the Fund will benefit from possible economies of scale by engaging SunAmerica and MetWest Capital as sub-advisers; (6) the profitability of VALIC, SunAmerica and MetWest Capital; and (7) the terms of the Subadvisory Agreements.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by SunAmerica and MetWest Capital. The Board also considered that SunAmerica’s and MetWest Capital’s management of the Fund is subject to the oversight of VALIC and the Board, and the Fund must be managed in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board noted that the proposed addition of SunAmerica and MetWest Capital as sub-advisers would not result in any modifications to the Fund’s investment objective or principal investment strategies. The Board considered information provided to them regarding the services to be provided by SunAmerica and MetWest Capital. In this regard, the Board took into account its familiarity with SunAmerica and its operations through SunAmerica’s service as administrator to VC I and to VC II and as sub-adviser to certain other funds in the VALIC complex. The Board also took into account its familiarity with Evergreen Investment Management Company, LLC, the parent company of MetWest Capital and a sub-adviser to other funds in the VALIC complex. The Board also took into consideration the size of the Fund and the ability of each sub-adviser to continue manage a portion of the Fund’s assets as the Fund’s assets grow.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered the qualifications, background and responsibilities of SunAmerica’s and MetWest Capital’s investment and compliance personnel who would be responsible for providing investment management services to the Fund. The Board also took into account the financial condition of SunAmerica and MetWest Capital and their respective affiliates.

The Board, including a majority of the Independent Trustees, concluded that the scope and quality of advisory services to be provided by SunAmerica and MetWest Capital under their respective Subadvisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the Fund’s sub-advisory fee rates compared against the Subadvisor Expense Group. The Board noted that the Fund’s sub-advisory fees were currently below the median of its Subadvisory Expense Group but would likely increase following the addition of SunAmerica and MetWest Capital such that the aggregate sub-advisory fee rate payable to the three sub-advisers would be at the median. The Board also considered the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board took into account that the sub-advisory fee rate payable to SunAmerica is identical to the sub-advisory fee rate payable to JPMIA and is below the median of its Subadvisory Expense Group while the sub-advisory fee rate payable to MetWest Capital is higher than JPMIA’s sub-advisory fee rate and is above the median of its Subadvisory Expense Group. It was noted that VALIC would retain less of its advisory fees with the addition of the new sub-advisers. The Board considered that while VALIC would retain less of its advisory fee if SunAmerica and MetWest serve as sub-advisers, VALIC and SunAmerica, as affiliated entities, would earn more than the amount that VALIC currently retains as adviser. The Board also considered that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Fund and that the sub-advisory fees are not paid by the Fund. The Board concluded that the sub-advisory fees for the Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Trustees also considered the performance of the Fund as compared to its Performance Group and Benchmark. It was noted that Fund underperformed its Peer Group for the one- and three-year periods and for the year-to-date period through August 31, 2009 and underperformed its Benchmark for the one-year period. In addition, it was noted that the Fund outperformed the Benchmark for the year-to-date and three-year periods. The Trustees also noted the performance of comparable funds managed by SunAmerica and MetWest Capital for the same periods compared against the Performance Group, Benchmark and the Fund. The Trustees also considered the hypothetical performance of the Fund if all three sub-advisers had been managing the Fund for the periods indicated.

The Trustees also noted that they review on a regular basis detailed information about the Fund’s performance results and investment strategy. The Board concluded that the addition of SunAmerica and MetWest Capital could improve the Fund’s performance and provide more consistent returns versus the Fund’s Performance Group and Benchmark.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Subadvisory Agreements. It was noted that the Fund pays SunAmerica an annual fee of 0.07% based on the Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services (0.02%) and the Fund’s custodian, State Street for calculation of the daily net asset value (0.01%). Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to the Fund are de minimis.

The Board considered information provided by management with respect to SunAmerica and its affiliates’ profitability from their relationship with the Fund. It was noted that in addition to its role as sub-adviser, SunAmerica serves as administrator to the VC I and VC II funds, including the Fund.

Because sub-advisory fees are paid by VALIC and not by the Fund, the Trustees determined that the costs of the services to be provided by SunAmerica and MetWest Capital and the profitability to SunAmerica and MetWest Capital from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Subadvisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in SunAmerica’s and MetWest Capital’s management of the Fund was not a material factor in approving the Subadvisory Agreements, although it was noted that the Fund’s advisory and sub-advisory fee rates contain breakpoints.

Terms of the Subadvisory Agreements. The Board reviewed the terms of the Subadvisory Agreements, including the duties and responsibilities undertaken by SunAmerica and MetWest Capital. It also noted the material differences between the terms of the Subadvisory Agreements and the JPMIA Subadvisory Agreement. The Board concluded that the terms of the Subadvisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including the Independent Trustees, concluded that it was in the best interests of the Fund and its shareholders to approve the Subadvisory Agreements.

Approval of Advisory Contracts — Invesco Advisors, Inc. and Invesco Asset Management Ltd.

At an in-person meeting held on October 26-27, 2009, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an amendment to the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC II, which reduces the advisory fee rate payable to VALIC from the Fund (“Advisory Agreement”), an amendment to the investment sub-advisory agreement with Invesco Advisors, Inc., a successor in interest to Invesco Aim Capital Management, Inc. (“Invesco” or “Sub-Adviser”) that adds Invesco Advisors as a sub-adviser of the Fund and a new investment sub-sub-advisory agreement with Invesco Aim Management, Ltd. (“IAML” or “Sub-Sub-Adviser”) that adds IAML as a sub-sub-adviser to the Fund (the “IAML Sub-Subadvisory Agreement”).

The Invesco Subadvisory Agreement and IAML Sub-Subadvisory Agreement were approved for an initial two-year term. It was noted PineBridge Investments, LLC (“PineBridge”), the successor to AIG Global Investment Corp. (“AIGGIC”), the current sub-adviser responsible for the day-to-day management of the Fund, would continue to manage a potion of the Fund’s assets.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Invesco Subadvisory Agreement and the IAML Sub-Subadvisory Agreement are collectively referred to as the “Subadvisory Agreements,” and together with the Advisory Agreements, the “Advisory Contracts.” Invesco Advisors and IAML are collectively referred to as the “Sub-advisers.”

Discussion of Factors. In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors the Board considered in determining to approve the Advisory Contracts. Those factors included: (1) the nature, extent and quality of services to be provided by VALIC and the Sub-advisers; (2) the investment performance of the Fund compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against the Fund’s benchmarks; (3) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (4) whether the Fund will benefit from possible economies of scale from engaging the Sub-advisers; (5) the profitability of VALIC and the Sub-advisers and their affiliates; (6) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of the Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (7) the terms of the Advisory Contracts, and (8) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Fund by VALIC and the Sub-advisers. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Fund, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of the Fund would be subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by the Sub-advisers, including information presented throughout the previous year. The Board noted that the Sub-advisers would be responsible for (i) determining the securities to be purchased or sold on behalf of the Fund as may be necessary in connection therewith; (ii) providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and (iii) rendering regular reports to VALIC and to officers and Trustees of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed the Sub-advisers’ history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-advisers investment and compliance personnel who provide services to the Fund. The Board also took into account the financial condition of the Sub-advisers. The Board also reviewed the Sub-advisers’ brokerage practices.

The Board noted that the proposed addition of Invesco Advisors as a sub-adviser, and IAML as a sub-sub-adviser, would not result in any modifications to the Fund’s investment objective or principal investment strategies. The Board considered information provided to them regarding the services to be provided by Invesco Advisors/IAML. In this regard, the Board took into account its familiarity with Invesco Advisors as a sub-adviser to other funds in the VALIC complex.

The Board reviewed the Sub-advisers’ compliance programs and personnel. It also considered the Sub-advisers’ regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on the Sub-advisers’ ability to provide services to the Fund.

The Board concluded that the scope and quality of the advisory services provided by the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that they would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the Fund’s advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvised Expense Group/Universe, where applicable. It was noted that VALIC negotiates the sub-advisory fees with Invesco Advisors at arms-length and that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Fund and is not paid by the Fund. The Board also considered that and that the sub-sub-advisory fee paid to IAML would not be borne by the Fund but would be paid by Invesco Advisors. Furthermore, the Board considered that sub-advisory fees may vary widely within the Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Fund’s investment performance compared against their benchmarks and their respective Performance Groups/Universes.

The Board received and reviewed information regarding the Fund’s sub-advisory fee rates compared against the Subadvised Expense Group. The Board noted that the Fund’s sub-advisory fees were currently at the median of its Subadvised Expense Group and above the median of its Subadvisory Expense Universe and that the addition of Invesco Advisors as a sub-adviser would increase the aggregate sub-advisory fees paid by VALIC. The Board also considered that VALIC agreed to implement additional breakpoints to its advisory fee rate and that AIGGIC had agreed to implement breakpoints to its sub-advisory fee rate. It was noted that the advisory fee change would take effect contemporaneously with the effective date of the Invesco Subadvisory Agreement and that the advisory fee breakpoints would have the effect of lowering the Fund’s advisory fees as the Fund’s assets grow. It was noted that VALIC would retain less of its advisory fees with the addition of Invesco Advisors.

The Board also considered the performance of the Fund as compared to its Morningstar Performance Group and the MSCI EAFE Small Cap Index (“Benchmark”). It was noted that the Fund underperformed its Morningstar Performance Group and Benchmark for the one- and three-year periods and the year-to-date period through August 31, 2009. The Board also noted the performance of a comparable fund managed by Invesco Advisors/IAML for the same periods compared against the Performance Group, Benchmark and the Fund. The Board also considered the hypothetical performance of the Fund if both AIGGIC and Invesco Advisors/IAML had been managing the Fund for the periods indicated.

The Board concluded that the advisory fee and sub-advisory fee for the Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Contracts. The Board considered the costs that are borne by the Fund. For its services, VALIC receives a fee, payable monthly from the Fund in an amount that is calculated as a percentage of the average daily net assets of the Fund. It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Fund as well as the fee VALIC pays Invesco Advisors. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the Fund pays SunAmerica, an affiliate of VALIC, an annual fee of approximately 0.07% based on the Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Fund, SunAmerica compensates VALIC for certain administrative services, and the Fund’s custodian, State Street Bank and Trust Company for calculation of the daily net asset value.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Fund, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing the Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also considered VALIC’s profitability on the Fund. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser and transfer agent and as the shareholder servicing agent. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Fund and as sub-adviser to certain Fund. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Fund was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Fund, the Trustees noted that the fees under the Subadvisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Investment Subadvisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to the Fund contain breakpoints, which allows the Fund to participate in any economies of scale. The Board also took into account management’s discussion of the Fund’s advisory fee and sub-advisory fee structure. The Board also considered the effect of the Fund’s growth and size on its performance and fees, noting that as the Fund’s assests increase overtime, the Fund may realize other economies of scale if assets increase proportionally more than expenses.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Fund are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Fund have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Fund. The Board noted that the Subadvisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein.

The Board reviewed the terms of each of the Subadvisory Agreements, including the duties and responsibilities undertaken by each Sub-adviser. It noted that each of these Subadvisory Agreements were generally the same in all material respects as the previous Subadvisory Agreements with respect to the Fund, except for the name of the sub-adviser, the term of the agreements and the sub-advisory fee rate. The Board considered the initial term of the Subadvisory Agreements and noted that the agreements would continue for an initial period of two years and may be continued from year to year thereafter, provided that such continuation is specifically approved by a majority of the Independent Trustees. The Board also considered other terms of the Advisory Contracts.

The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Fund.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company II

Supplement to the Prospectus dated January 1, 2010

Small Cap Value Fund. On February 5, 2010, the shareholders of the Small Cap Value Fund (the “Fund”) approved an investment sub-advisory agreement between VALIC and SunAmerica Asset Management Corp. (“SAAMCo”), which provided that SAAMCo will serve as a co-investment sub-adviser of a portion of the Fund. Effective February 8, 2010, SAAMCo became a co-sub-adviser to the Fund. Also, effective the close of business on February 8, 2010, Metropolitan West Capital Management, LLC (“MetWest Capital”) became a co-sub-adviser to the Fund. J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), the sole sub-adviser prior to February 8, 2010, will continue to serve as a co-sub-adviser to the Fund. Initially, J.P. Morgan will manage approximately 40% of the Fund’s assets and SAAMCo and MetWest Capital will each manage approximately 30% of the Fund’s assets, which percentages may change at the discretion of The Variable Annuity Life Insurance Company, the Fund’s adviser.

The addition of SAAMCo and MetWest Capital did not result in any modifications to the investment objective, investment strategy or the fees paid by the Fund. The following changes became effective February 8, 2010:

In the section titled “About VC II’s Management – Investment Sub-Advisers – SunAmerica Asset Management Corp.,” the following disclosure is added to reflect SAAMCo’s management of the Fund:

Dan Lew is the portfolio manager responsible for managing SAAMCo’s portion of the Small Cap Value Fund. Mr. Lew is a Senior Vice President at SAAMCo and has over 20 years of experience in the investment industry, focusing the last ten years on the small-cap value category. Prior to joining SAAMCo, Mr. Lew was a portfolio manager at Citizens Advisers and a senior analyst at Strong Capital Management, and has held investment positions at William M. Mercer Investment Consulting, RogersCasey, and Equitable Capital Management. Mr. Lew holds the Chartered Financial Analyst designation.

In the section titled “About VC II’s Management – Investment Sub-Advisers,” the following disclosure is added to reflect MetWest Capital’s management of the Fund:

Small Cap Value Fund

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 1000, Newport Beach, California 92660

MetWest Capital is organized as a California limited liability company. MetWest Capital is an SEC registered investment advisor founded in 1997 and is majority owned by Evergreen Investments, a division of Wells Fargo & Company, and minority-owned (20%) by its key professionals. As of September 30, 2009, MetWest Capital had approximately $11.1 billion of assets under management.

Gary W. Lisenbee and Samir Sikka have joint responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund. Mr. Lisenbee has served as President of MetWest Capital since its inception in August 1997. Mr. Sikka has been with MetWest Capital since July 2006. From April 1999 to February 2006, he was a Senior Analyst with Trust Company of the West.

Date: February 19, 2010

Supplement to the Prospectus dated January 1, 2010

Large Cap Value Fund. On April 27, 2010, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved the termination of SSgA Funds Management, LLC (“SSgA”), as the sub-adviser to the Large Cap Value Fund (the “Fund”) and approved the engagement of The Boston Company Asset Management, LLC (“The Boston Company”) and Janus Capital Management, LLC (“Janus”) as co-sub-advisers of the Fund. In connection with the approval of The Boston Company and Janus, the Board approved investment sub-advisory agreements between The Variable Annuity Life Insurance Company (“VALIC”) and each of The Boston Company and Janus (the “Sub-Advisory Agreements”). In addition, the Board approved Perkins Investment Management, LLC (“Perkins”) as a sub-sub-adviser to the Fund and approved a sub-sub-advisory agreement between Janus and Perkins (the “Sub-Sub-Advisory Agreement”). Perkins is a majority-owned subsidiary of Janus and will be responsible for the day-to-day management of a portion of the Fund. The change of sub-advisers will take place on or about the close of business June 4, 2010.

The following changes to the Fund’s prospectus are effective on or about June 4, 2010.

In the “Investment Sub-advisers” section of the Fund’s Fact Sheet, references to SSgA as the sub-adviser of the Fund are deleted in their entirety and the section is amended as follows:

Investment Sub-Advisers

Janus Capital Management, LLC (“Janus”)

The Boston Company Asset Management, LLC (“The Boston Company”)

The “Investment Strategy” section of the Fund’s Fact Sheet is deleted in its entirety and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team. A company will be considered a large-cap company if its market capitalization, at the time of purchase, is equal to or greater than the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 26, 2009, the market capitalization range of the companies in the Index was approximately $829 million to $338 billion. “Net assets” will take into account borrowing for investment purposes.

The Boston Company manages approximately 70% of the Fund’s assets and Perkins Investment Management, LLC (“Perkins”), through a sub-sub-advisory relationship with Janus, manages approximately 30% of the Fund’s assets. The percentage of the Fund’s assets each sub-adviser manages may, at VALIC’s discretion, change from time-to-time.

VALIC Company II

(continued)

The Boston Company’s investment process is driven by fundamental security analysis, combining traditional value measures with analysis of business improvement. This philosophy guides the sub-adviser toward a research-driven, risk-controlled portfolio.

Perkins looks for stocks that have recently underperformed, with strong balance sheets and solid recurring free cash flows. Multiple levels of risk management combined with a disciplined investment approach focused on high quality stocks, helps Perkins manage overall investment risk.

In addition, the Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

In the “Investment Risks” section of the Fund’s Fact Sheet, the risk titled “Quantitative Risk” is deleted as a principal risk of the Fund.

Under the heading “About VC II’s Management,” all references to SSgA are deleted in their entirety. In addition, the following disclosure is added:

Large Cap Value Fund

Janus Capital Management, LLC (“Janus”)

151 Detroit Street, Denver, Colorado 80206

Janus is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses that had $159.7 billion in assets under management as of December 31, 2009. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus (together with its predecessors) has served as an investment adviser since 1970.

Perkins Investment Management, LLC (“Perkins”) is principally located at 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606. Perkins is a subsidiary of Janus and is registered as an investment adviser with the SEC. Perkins has been in the investment management business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered equity mutual funds. Janus owns approximately 78% of Perkins. As of December 31, 2009, Perkins managed $14.9 billion in assets. As of this same time period, Janus had approximately $96.8 billion in assets under management. Perkins leverages Janus’ trading, marketing, sales, client service, legal, compliance, accounting and operations resources. Janus participates in the oversight of all Perkins’ operations.

A portion of the assets of the Large Cap Value Fund is managed by Tom Perkins and Kevin Preloger. Mr. Perkins is co-portfolio manager of the Perkins Large Cap Value and Perkins Mid Cap Value strategies. He has managed the Large Cap Value strategy since October 2006. Prior to joining Perkins in April 1998, Mr. Perkins was an investment manager at Alliance Capital for 14 years. Mr. Preloger is co-portfolio manager of the Perkins Large Cap Value strategy and a research analyst covering the financial services sector. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. Prior to joining Perkins, he worked at ABN AMRO/LaSalle Bank Wealth Management as an analyst covering both the financial services and technology sectors during his five-year tenure at the firm.

Large Cap Value Fund

The Boston Company Asset Management, LLC (“The Boston Company”)

BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108

The Boston Company was founded in 1970 and manages more than $34.8 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowments and foundation clients and subadvised relationships, as of December 31, 2009. The Boston Company is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operates in 37 countries and serves more than 100 markets.

A portion of the assets of the Large Cap Value Fund are managed by Brian C. Ferguson. Mr. Ferguson is a Senior Managing Director of The Boston Company is its Director of US Large Capitalization Equities. Moreover, he also functions as the team analyst responsible for the health care and industrials sectors. Mr. Ferguson has been with the firm since 1997 and has been associated with The Boston Company’s US Dynamic Large Cap Value portfolio since 2001 and has been Senior Portfolio Manager since 2003.

The Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to approve investment sub-advisory agreements without a shareholder vote. However, an information statement explaining the sub-adviser changes described above will be mailed to the Fund’s shareholders of record as of June 4, 2010.

Date: April 30, 2010

VALIC Company II

PROXY VOTING RESULTS — SPECIAL MEETING OF THE SHAREHOLDERS

A special meeting of the shareholders of the VALIC Company I (“VC II”) Small Cap Value Fund was held on February 5, 2010. The Fund adopted the following proposal:

1. To approve a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management Corp. (“SunAmerica”), which provides that SunAmerica will manage a portion of the assets of the Small Cap Value Fund.

Votes in Favor	28,043,753.516
Votes Against	2,848,109.805
Votes Abstained	1,859,699.920

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Bridgeway Capital Management, Inc.

5615 Kirby Dr., Suite 518

Houston, Texas 77005

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

Invesco Advisers, Inc.

11 Greenway Plaza

Houston, Texas 77046

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, New York 10167

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 1000

Newport Beach, California 92660

Pinebridge Investments, LLC.

70 Pine Street

New York, New York 10270

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

Wellington Management Co. LLP

75 State Street

Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity Life

Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Thomas M. Ward,

Vice President

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC ONLINE

Account Access

You must establish a
Unique User Identification
(ID) and Password; create your security profile by using
the online account services.

By using a numeric Personal Identification Number (PIN)
you can also access
VALIC’s toll-free
automated phone line
at 800.448.2542 to obtain
24-hour access to your account.

Manage your account on the Web through VALIC Online!

Enjoy quick, easy and secure access — now or anytime. Go to www.valic.com and click on Access Your Account in the “Links to Login” section.

You’ll find these powerful features:

•View your account portfolio including values, graphs and charts

•View, download or print account, transaction confirmation and tax statements

•View current and historical fund performance and unit values

•View personal performance for your account

•View transaction history

•Download transaction history to Quicken using Direct ConnectSM

•View your financial advisor’s contact information

•Reset your Password and update the information on your security profile

•Change your contact information such as telephone, address or e-mail

•Update your Investor Profile

•Initiate account transactions including:

>     Allocation changes

>     Transfer money among investment options

>     Rebalance account to your desired allocation mix

>     Change contributions

•Review account information on your cell phone or mobile device

•Request forms for a variety of services

•Display information from other accounts in addition to VALIC accounts using the Account Aggregation Feature

•Enroll in the electronic document delivery service (Personal Deliver-e®)

Start exploring VALIC Online today!

To set up access to VALIC Online:

•Go to www.valic.com

•Click on Access Your Account in the “Links to Login” section

•Click “Register Now” to begin the registration process

•Enter the information to set up your security profile

•Click “I Agree” to accept VALIC’s access agreement (required)

•Verify and/or update your address, e-mail and telephone number

•Click “Continue” to update your record and proceed to the Summary screen

You can also access your account using VALIC’s toll-free automated account information line by calling 800-448-2542.

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID PONTIAC, IL PERMIT NO. 97

VC 11387 (02/2010) J74498

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 7, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 7, 2010